FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA B

Years Ended December 31, 2023 and 2022

Transamerica Life Insurance Company

Separate Account VA B

Financial Statements

Years Ended December 31, 2023 and 2022

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Separate Account VA B

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA B indicated in the table below as of December 31, 2023, and the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA B as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB Balanced Hedged Allocation Class B Shares (1)	TA BlackRock iShares Edge 50 Service Class (1)
AB Large Cap Growth Class B Shares (1)	TA BlackRock iShares Edge 75 Service Class (1)
AB Relative Value Class B Shares (1)	TA BlackRock Real Estate Securities Initial Class (1)
American Funds - Asset Allocation Class 2 Shares (1)	TA BlackRock Real Estate Securities Service Class (1)
American Funds - Asset Allocation Class 4 Shares (1)	TA BlackRock Tactical Allocation Service Class (1)
American Funds - Growth Class 2 Shares (1)	TA Goldman Sachs 70/30 Service Class (1)
American Funds - Growth Class 4 Shares (1)	TA Goldman Sachs Managed Risk - Balanced ETF Service Class (1)
American Funds - Growth-Income Class 2 Shares (1)	TA Goldman Sachs Managed Risk - Conservative ETF Service Class (1)
American Funds - Growth-Income Class 4 Shares (1)	TA Goldman Sachs Managed Risk - Growth ETF Service Class (1)
American Funds - International Class 2 Shares (1)	TA Great Lakes Advisors Large Cap Value Service Class (1)
American Funds - International Class 4 Shares (1)	TA International Focus Initial Class (1)
American Funds - New World Class 4 Shares (1)	TA International Focus Service Class (1)
American Funds - The Bond Fund of America Class 2 Shares (1)	TA Janus Balanced Service Class (1)
American Funds - The Bond Fund of America Class 4 Shares (1)	TA Janus Mid-Cap Growth Initial Class (1)
BlackRock Basic Value V.I. Class I Shares (1)	TA Janus Mid-Cap Growth Service Class (1)
BlackRock Global Allocation V.I. Class I Shares (1)	TA JPMorgan Asset Allocation - Conservative Initial Class (1)
BlackRock High Yield V.I. Class I Shares (1)	TA JPMorgan Asset Allocation - Conservative Service Class (1)
DFA VA Equity Allocation (1)	TA JPMorgan Asset Allocation - Growth Initial Class (1)
DFA VA Global Bond (1)	TA JPMorgan Asset Allocation - Growth Service Class (1)

DFA VA Global Moderate Allocation (1)	TA JPMorgan Asset Allocation - Moderate Initial Class (1)
DFA VA International Small (1)	TA JPMorgan Asset Allocation - Moderate Service Class (1)
DFA VA International Value (1)	TA JPMorgan Asset Allocation - Moderate Growth Initial Class (1)
DFA VA Short-Term Fixed (1)	TA JPMorgan Asset Allocation - Moderate Growth Service Class (1)
DFA VA U.S. Large Value (1)	TA JPMorgan Enhanced Index Initial Class (1)
DFA VA U.S. Targeted Value (1)	TA JPMorgan Enhanced Index Service Class (1)
Fidelity® VIP Balanced Service Class 2 (1)	TA JPMorgan International Moderate Growth Initial Class (1)
Fidelity® VIP Consumer Staples Initial Class (1)	TA JPMorgan International Moderate Growth Service Class (1)
Fidelity® VIP Contrafund® Initial Class (1)	TA JPMorgan Mid Cap Value Service Class (1)
Fidelity® VIP Contrafund® Service Class 2 (1)	TA JPMorgan Tactical Allocation Service Class (1)
Fidelity® VIP Energy Service Class 2 (1)	TA Madison Diversified Income Service Class (1)
Fidelity® VIP Equity-Income Initial Class (1)	TA Market Participation Strategy Service Class (1)
Fidelity® VIP Equity-Income Service Class 2 (1)	TA Morgan Stanley Global Allocation Service Class (1)
Fidelity® VIP Growth Initial Class (1)	TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class (1)
Fidelity® VIP Growth Service Class 2 (1)	TA MSCI EAFE Index Service Class (1)
Fidelity® VIP Growth Opportunities Service Class 2 (1)	TA Multi-Managed Balanced Initial Class (1)
Fidelity® VIP Health Care Service Class 2 (1)	TA Multi-Managed Balanced Service Class (1)
Fidelity® VIP Mid Cap Initial Class (1)	TA PIMCO Tactical - Balanced Service Class (1)
Fidelity® VIP Mid Cap Service Class 2 (1)	TA PIMCO Tactical - Conservative Service Class (1)
Fidelity® VIP Technology Initial Class (1)	TA PIMCO Tactical - Growth Service Class (1)
Fidelity® VIP Utilities Initial Class (1)	TA PineBridge Inflation Opportunities Service Class (1)
Fidelity® VIP Value Strategies Initial Class (1)	TA ProFunds UltraBear Service Class (OAM) (1)
Fidelity® VIP Value Strategies Service Class 2 (1)	TA S&P 500 Index Initial Class (2)
Franklin Allocation Class 4 Shares (1)	TA S&P 500 Index Service Class (1)
Franklin Income Class 2 Shares (1)	TA Small/Mid Cap Value Initial Class (1)
Franklin Mutual Shares Class 2 Shares (1)	TA Small/Mid Cap Value Service Class (1)
Franklin Templeton Foreign Class 2 Shares (1)	TA T. Rowe Price Small Cap Initial Class (1)
Invesco V.I. American Franchise Series II Shares (1)	TA T. Rowe Price Small Cap Service Class (1)
Janus Henderson - Enterprise Service Shares (1)	TA TS&W International Equity Initial Class (1)
Janus Henderson - Global Research Service Shares (1)	TA TS&W International Equity Service Class (1)
Janus Henderson - Mid Cap Value Service Shares (1)	TA WMC US Growth Initial Class (1)
MFS® New Discovery Service Class (1)	TA WMC US Growth Service Class (1)
MFS® Total Return Service Class (1)	Vanguard® Balanced (1)

NVIT Emerging Markets Class D Shares (1)	Vanguard® Capital Growth (1)
State Street Total Return V.I.S. Class 3 Shares (1)	Vanguard® Conservative Allocation (1)
TA 60/40 Allocation Service Class (1)	Vanguard® Diversified Value (1)
TA Aegon Bond Initial Class (1)	Vanguard® Equity Income (1)
TA Aegon Bond Service Class (1)	Vanguard® Equity Index (1)
TA Aegon Core Bond Service Class (1)	Vanguard® Global Bond Index (1)
TA Aegon High Yield Bond Initial Class (1)	Vanguard® Growth (1)
TA Aegon High Yield Bond Service Class (1)	Vanguard® High Yield Bond (1)
TA Aegon Sustainable Equity Income Initial Class (1)	Vanguard® International (1)
TA Aegon Sustainable Equity Income Service Class (1)	Vanguard® Mid-Cap Index (1)
TA Aegon U.S. Government Securities Initial Class (1)	Vanguard® Moderate Allocation (1)
TA Aegon U.S. Government Securities Service Class (1)	Vanguard® Money Market (1)
TA American Funds Managed Risk - Balanced Service Class (1)	Vanguard® Real Estate Index (1)
TA BlackRock Government Money Market Initial Class (1)	Vanguard® Short-Term Investment Grade (1)
TA BlackRock Government Money Market Service Class (1)	Vanguard® Total Bond Market Index (1)
TA BlackRock iShares Active Asset Allocation - Conservative Service Class (1)	Vanguard® Total International Stock Market Index (1)
TA BlackRock iShares Active Asset Allocation - Moderate Service Class (1)	Vanguard® Total Stock Market Index (1)
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class (1)	Voya Global Perspectives Class S Shares (1)
TA BlackRock iShares Dynamic Allocation - Balanced Service Class (1)	Voya Large Cap Value Class S Shares (1)
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class (1)	Voya Strategic Allocation Conservative Class S Shares (1)
TA BlackRock iShares Edge 100 Service Class (1)	Voya Strategic Allocation Moderate Class S Shares (1)
TA BlackRock iShares Edge 40 Initial Class (1)	Wanger Acorn (1)
TA BlackRock iShares Edge 40 Service Class (1)	Wanger International (1)

(1)  Statements of operations and changes in net assets for the years ended December 31, 2023 and 2022

(2)  Statements of operations and changes in net assets for the year ended December 31, 2023 and the period May 2, 2022 (commencement of operations) through December 31, 2022

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA B based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA B in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the custodian, the transfer agents, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 19, 2024

We have served as the auditor of one or more of the subaccounts of Separate Account VA B since 2014.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

AB Balanced Hedged Allocation Class B Shares	7,870,756.594	$77,704,844	$67,924,629	$90	$67,924,719	18,016,973	$1.635292	$16.852742
AB Large Cap Growth Class B Shares	386,134.808	21,895,451	25,855,587	(119)	25,855,468	6,062,153	3.804412	27.317453
AB Relative Value Class B Shares	8,774,405.255	250,983,432	252,527,383	(281)	252,527,102	45,826,690	2.085096	27.092985
American Funds - Asset Allocation Class 2 Shares	27,858,077.724	648,765,741	655,500,569	(417)	655,500,152	117,496,772	2.232690	21.254108
American Funds - Asset Allocation Class 4 Shares	2,219,094.149	53,647,885	51,793,657	(18)	51,793,639	4,038,684	12.461898	13.311313
American Funds - Growth Class 2 Shares	9,218,829.180	814,961,141	905,289,025	90	905,289,115	40,066,362	4.212609	42.658929
American Funds - Growth Class 4 Shares	1,810,273.773	169,569,749	173,243,200	(36)	173,243,164	10,231,206	16.465873	17.587939
American Funds - Growth-Income Class 2 Shares	10,691,384.358	534,468,573	623,307,708	273	623,307,981	37,114,846	3.305881	31.687907
American Funds - Growth-Income Class 4 Shares	1,543,799.020	83,726,680	88,521,436	3	88,521,439	5,697,599	15.093529	16.122162
American Funds - International Class 2 Shares	11,631,691.428	222,991,209	202,507,748	(215)	202,507,533	30,930,665	1.265290	14.846407
American Funds - International Class 4 Shares	1,440,633.664	27,642,578	24,678,055	(7)	24,678,048	2,056,088	11.654236	12.448909
American Funds - New World Class 4 Shares	526,136.356	13,828,461	13,127,102	3	13,127,105	1,016,305	12.544628	13.399841
American Funds - The Bond Fund of America Class 2 Shares	21,888,796.544	238,605,352	205,754,688	81	205,754,769	52,481,229	0.971445	11.103262
American Funds - The Bond Fund of America Class 4 Shares	2,510,401.213	25,169,737	23,472,251	3	23,472,254	2,584,125	8.819402	9.420906
BlackRock Basic Value V.I. Class I Shares	1,398,464.201	18,729,130	18,096,127	(73)	18,096,054	4,274,831	2.995138	14.129866
BlackRock Global Allocation V.I. Class I Shares	486,336.308	8,194,988	7,932,145	(1)	7,932,144	3,100,120	2.189139	12.655777
BlackRock High Yield V.I. Class I Shares	380,283.018	2,748,416	2,601,136	13,744	2,614,880	891,751	2.344701	11.531956
DFA VA Equity Allocation	121,896.759	1,600,063	1,729,715	(2)	1,729,713	120,642	14.256504	14.371688
DFA VA Global Bond	299,605.790	3,020,538	2,909,172	(3)	2,909,169	307,925	8.975113	9.782097
DFA VA Global Moderate Allocation	47,259.730	664,369	712,677	(1)	712,676	55,338	12.778486	12.881746
DFA VA International Small	72,375.200	871,383	859,817	-	859,817	72,742	11.727949	11.822726
DFA VA International Value	81,107.325	1,059,970	1,103,871	-	1,103,871	84,288	12.997417	13.102434
DFA VA Short-Term Fixed	152,814.897	1,545,695	1,532,733	2	1,532,735	148,930	10.223773	10.306491
DFA VA U.S. Large Value	48,999.487	1,546,184	1,594,443	-	1,594,443	121,902	13.009544	13.114689
DFA VA U.S. Targeted Value	58,021.199	1,296,773	1,311,279	1	1,311,280	79,486	16.377581	16.509872
Fidelity® VIP Balanced Service Class 2	22,026,109.510	430,753,597	474,442,399	(192)	474,442,207	82,360,131	2.261069	24.915907
Fidelity® VIP Consumer Staples Initial Class	265,088.692	5,173,296	5,142,721	1	5,142,722	377,482	13.196877	14.096213
Fidelity® VIP Contrafund® Initial Class	1,969.619	85,745	95,783	34	95,817	13,437	3.605780	33.800843
Fidelity® VIP Contrafund® Service Class 2	17,468,826.025	684,380,902	818,065,123	57	818,065,180	85,312,133	2.910688	33.166784
Fidelity® VIP Energy Service Class 2	716,429.975	17,458,922	17,617,013	(1)	17,617,012	667,690	25.676282	27.424583
Fidelity® VIP Equity-Income Initial Class	2,151.061	46,958	53,454	(3)	53,451	19,236	2.486591	16.451829
Fidelity® VIP Equity-Income Service Class 2	1,270,067.701	27,347,558	30,367,319	191	30,367,510	10,178,460	1.935979	16.472590

See accompanying notes.	2

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

Fidelity® VIP Growth Initial Class	333.669	$23,971	$31,065	$42	$31,107	6,146	$4.887747	$30.856555
Fidelity® VIP Growth Service Class 2	388,224.574	29,780,311	34,909,154	82	34,909,236	7,797,178	3.802464	29.399386
Fidelity® VIP Growth Opportunities Service Class 2	48,960.945	2,218,385	2,839,245	64	2,839,309	512,379	4.160463	32.335832
Fidelity® VIP Health Care Service Class 2	481,459.597	16,368,202	16,350,368	-	16,350,368	1,414,284	11.226340	11.991896
Fidelity® VIP Mid Cap Initial Class	1,586.874	55,469	57,826	(1)	57,825	8,182	2.522781	25.478836
Fidelity® VIP Mid Cap Service Class 2	9,821,279.343	327,675,408	340,700,180	(415)	340,699,765	42,354,398	2.303531	24.998404
Fidelity® VIP Technology Initial Class	1,359,519.928	38,348,310	43,654,185	16	43,654,201	2,212,243	19.191988	20.499530
Fidelity® VIP Utilities Initial Class	274,190.943	5,627,325	5,546,883	1	5,546,884	413,908	13.011026	13.897945
Fidelity® VIP Value Strategies Initial Class	30,664.616	455,938	507,499	(4)	507,495	68,984	2.982343	27.144957
Fidelity® VIP Value Strategies Service Class 2	14,441,789.082	218,193,377	241,899,967	29	241,899,996	32,815,104	0.628920	26.625203
Franklin Allocation Class 4 Shares	9,211,310.284	52,072,169	46,977,682	(215)	46,977,467	19,249,639	1.682378	13.050727
Franklin Income Class 2 Shares	2,431,297.763	36,065,842	34,524,428	(99)	34,524,329	19,220,833	1.498521	13.466560
Franklin Mutual Shares Class 2 Shares	580,491.633	9,859,006	8,898,937	56	8,898,993	5,237,841	1.444693	13.049913
Franklin Templeton Foreign Class 2 Shares	897,186.215	12,410,296	12,775,932	280	12,776,212	11,511,406	0.965513	11.688819
Invesco V.I. American Franchise Series II Shares	101,125.075	5,526,935	5,380,865	112	5,380,977	1,598,373	3.006592	23.034725
Janus Henderson - Enterprise Service Shares	249,837.617	16,232,715	17,081,398	(233)	17,081,165	4,510,553	2.519268	21.118645
Janus Henderson - Global Research Service Shares	317,126.135	13,467,126	18,716,784	50	18,716,834	8,973,319	1.571046	19.727598
Janus Henderson - Mid Cap Value Service Shares	154,764.092	2,380,039	2,587,656	(23)	2,587,633	783,877	2.097517	14.282256
MFS® New Discovery Service Class	2,645,093.900	38,843,141	26,715,448	121	26,715,569	6,929,860	2.349259	18.788057
MFS® Total Return Service Class	1,233,335.655	28,123,944	27,972,053	63	27,972,116	11,473,096	1.722826	14.330566
NVIT Emerging Markets Class D Shares	273.750	2,799	2,828	-	2,828	260	9.581938	11.156634
State Street Total Return V.I.S. Class 3 Shares	2,633,261.703	40,561,694	38,814,278	(31)	38,814,247	12,717,631	1.495392	16.164926
TA 60/40 Allocation Service Class	5,268,057.040	62,456,633	66,957,005	38	66,957,043	9,646,407	1.319398	14.594290
TA Aegon Bond Initial Class	11,054,349.844	124,756,544	107,006,106	262	107,006,368	71,069,764	1.011209	10.031768
TA Aegon Bond Service Class	46,646,861.419	526,708,438	447,343,401	(87)	447,343,314	175,074,608	1.003891	10.732824
TA Aegon Core Bond Service Class	19,211,346.531	264,091,013	228,615,024	(18)	228,615,006	46,606,096	0.950132	11.026639
TA Aegon High Yield Bond Initial Class	6,710,857.750	49,185,943	45,902,267	(38)	45,902,229	18,257,942	1.373687	14.639924
TA Aegon High Yield Bond Service Class	16,213,575.906	120,723,032	113,332,896	29	113,332,925	18,852,746	1.546084	14.263697
TA Aegon Sustainable Equity Income Initial Class	9,881,318.878	192,318,044	180,432,883	237	180,433,120	64,615,663	1.354898	18.922691
TA Aegon Sustainable Equity Income Service Class	5,730,608.707	106,699,381	104,927,445	156	104,927,601	22,043,089	1.426323	18.422818
TA Aegon U.S. Government Securities Initial Class	5,225,477.117	54,739,942	47,656,351	122	47,656,473	33,391,333	0.906547	9.731883
TA Aegon U.S. Government Securities Service Class	21,742,145.310	222,597,780	205,898,116	(257)	205,897,859	60,628,418	0.919644	10.120997

See accompanying notes.	3

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

TA American Funds Managed Risk - Balanced Service Class	76,351,861.578	$850,778,127	$820,782,512	$(729)	$820,781,783	61,208,733	$11.879577	$14.690406
TA BlackRock Government Money Market Initial Class	114,069,731.943	114,069,729	114,069,732	(508)	114,069,224	108,159,167	0.768317	10.151504
TA BlackRock Government Money Market Service Class	581,966,113.250	581,966,109	581,966,113	(2,939)	581,963,174	180,173,519	0.753472	10.587191
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	22,878,937.261	232,346,112	204,995,278	(162)	204,995,116	68,586,058	1.070612	13.116785
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	88,381,780.546	956,529,948	869,676,721	135	869,676,856	204,356,201	1.125575	13.368993
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	29,641,604.710	314,819,556	305,012,112	(64)	305,012,048	94,540,924	1.077978	13.237903
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	64,146,522.097	744,599,864	674,821,412	4	674,821,416	118,403,453	1.086129	13.568802
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	25,916,115.172	315,207,422	302,181,903	(207)	302,181,696	54,614,693	1.276368	14.995669
TA BlackRock iShares Edge 100 Service Class	4,593,771.440	63,706,243	61,143,098	13	61,143,111	3,467,968	14.578515	18.966529
TA BlackRock iShares Edge 40 Initial Class	1,712,039.392	16,018,911	14,792,020	177	14,792,197	7,868,866	1.332646	12.163650
TA BlackRock iShares Edge 40 Service Class	22,273,914.918	206,605,200	190,887,451	(49)	190,887,402	65,038,595	1.087828	13.841157
TA BlackRock iShares Edge 50 Service Class	31,454,187.927	393,312,946	399,153,645	32	399,153,677	30,068,075	11.609922	14.280438
TA BlackRock iShares Edge 75 Service Class	9,769,207.809	134,536,877	134,912,760	63	134,912,823	8,896,991	13.078709	16.421787
TA BlackRock Real Estate Securities Initial Class	2,429,915.858	26,491,826	23,618,782	181	23,618,963	8,434,560	1.118940	12.895469
TA BlackRock Real Estate Securities Service Class	6,307,000.453	72,844,434	65,908,155	(151)	65,908,004	15,474,501	1.055470	12.573244
TA BlackRock Tactical Allocation Service Class	61,112,306.135	911,318,957	821,349,394	231	821,349,625	205,309,701	1.412931	16.692741
TA Goldman Sachs 70/30 Service Class	340,536.001	4,155,966	4,086,432	(1)	4,086,431	308,297	12.852365	13.728335
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	334,353,748.293	3,889,541,967	3,804,945,656	(504)	3,804,945,152	705,336,234	1.184796	15.144064
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	37,040,280.807	446,142,805	417,073,562	(614)	417,072,948	123,760,034	1.139297	13.760012
TA Goldman Sachs Managed Risk - Growth ETF Service Class	165,998,032.871	1,649,933,925	1,719,739,621	(212)	1,719,739,409	431,747,039	1.440414	17.701047
TA Great Lakes Advisors Large Cap Value Service Class	4,432,344.755	51,883,020	53,852,989	(12)	53,852,977	6,230,632	1.282442	14.185512
TA International Focus Initial Class	6,750,033.897	56,823,645	58,522,794	(182)	58,522,612	29,055,745	1.517543	16.374728
TA International Focus Service Class	10,397,191.442	85,835,091	87,960,240	(201)	87,960,039	13,632,374	1.303352	15.963993
TA Janus Balanced Service Class	52,132,251.251	823,102,006	829,945,440	180	829,945,620	118,324,209	1.779441	21.673820
TA Janus Mid-Cap Growth Initial Class	2,157,527.750	75,833,564	65,869,322	(7)	65,869,315	22,651,450	2.324810	26.224668
TA Janus Mid-Cap Growth Service Class	6,300,803.700	210,147,903	174,973,319	102	174,973,421	14,077,641	2.253246	25.551485
TA JPMorgan Asset Allocation - Conservative Initial Class	12,408,497.908	123,625,305	106,961,252	(25)	106,961,227	56,487,638	1.350233	12.018224

See accompanying notes.	4

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

TA JPMorgan Asset Allocation - Conservative Service Class	72,287,119.577	$717,201,505	$613,717,645	$156	$613,717,801	191,784,502	$1.204999	$13.838854
TA JPMorgan Asset Allocation - Growth Initial Class	21,796,308.736	249,078,511	225,809,759	9	225,809,768	72,743,188	2.111812	17.862436
TA JPMorgan Asset Allocation - Growth Service Class	21,371,575.327	235,952,752	217,776,353	(137)	217,776,216	35,529,741	1.743137	23.038907
TA JPMorgan Asset Allocation - Moderate Initial Class	24,545,277.183	277,290,388	251,589,091	(137)	251,588,954	114,464,373	1.536827	13.149787
TA JPMorgan Asset Allocation - Moderate Service Class	439,692,708.417	4,945,816,794	4,423,308,647	(221)	4,423,308,426	890,382,625	1.361129	15.685581
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	36,329,929.993	416,951,713	366,205,694	104	366,205,798	143,190,859	1.776391	14.835776
TA JPMorgan Asset Allocation - Moderate Growth Service Class	234,116,425.453	2,658,955,822	2,308,387,955	225	2,308,388,180	628,743,570	1.496664	18.355766
TA JPMorgan Enhanced Index Initial Class	5,697,378.566	126,642,671	136,224,322	52	136,224,374	27,270,068	3.223483	34.991739
TA JPMorgan Enhanced Index Service Class	4,759,027.761	106,103,499	113,074,500	41	113,074,541	6,399,004	3.002066	34.112447
TA JPMorgan International Moderate Growth Initial Class	11,908.138	108,899	109,079	1	109,080	67,831	1.608116	13.038950
TA JPMorgan International Moderate Growth Service Class	39,026,410.741	375,783,961	353,189,017	(28)	353,188,989	150,392,538	1.058190	14.353042
TA JPMorgan Mid Cap Value Service Class	15,675,923.637	234,790,157	220,560,246	(195)	220,560,051	26,043,791	1.902943	24.024372
TA JPMorgan Tactical Allocation Service Class	68,726,569.490	1,022,002,266	905,816,186	(98)	905,816,088	166,578,106	1.196277	13.860218
TA Madison Diversified Income Service Class	11,280,784.179	143,694,803	123,863,010	74	123,863,084	26,990,453	1.416933	14.912392
TA Market Participation Strategy Service Class	30,157,448.288	339,982,424	301,574,483	(37)	301,574,446	47,725,398	1.636081	19.294440
TA Morgan Stanley Global Allocation Service Class	60,904,425.509	840,930,738	774,704,292	230	774,704,522	232,865,808	1.448098	16.281555
TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	31,881,187.865	275,434,053	207,865,345	(43)	207,865,302	19,582,608	9.570519	11.661376
TA MSCI EAFE Index Service Class	5,046,807.803	56,837,669	63,337,438	(14)	63,337,424	4,983,030	11.691179	13.599283
TA Multi-Managed Balanced Initial Class	5,844,433.293	90,905,532	89,828,940	(222)	89,828,718	24,814,436	2.388939	16.472399
TA Multi-Managed Balanced Service Class	70,974,918.636	1,039,504,050	1,057,526,288	213	1,057,526,501	120,743,587	1.866154	22.435006
TA PIMCO Tactical - Balanced Service Class	34,858,892.477	396,099,766	333,251,012	(201)	333,250,811	82,260,254	1.105222	14.548618
TA PIMCO Tactical - Conservative Service Class	16,998,080.065	192,298,773	161,481,761	(386)	161,481,375	35,910,998	1.032705	13.917789
TA PIMCO Tactical - Growth Service Class	22,561,038.601	248,628,556	216,585,971	270	216,586,241	38,954,245	1.183201	16.331736
TA PineBridge Inflation Opportunities Service Class	11,401,144.318	120,741,401	112,871,329	164	112,871,493	45,699,541	0.946684	11.078227
TA ProFunds UltraBear Service Class (OAM)	2,450,305.572	29,098,769	20,288,530	(1,177,900)	19,110,630	3,554,473,268	0.004987	0.923383
TA S&P 500 Index Initial Class	85,741.454	1,524,459	1,726,833	-	1,726,833	146,427	1.165155	11.813132
TA S&P 500 Index Service Class	24,529,125.464	397,068,659	490,582,509	122	490,582,631	24,637,916	18.331511	21.322298
TA Small/Mid Cap Value Initial Class	4,672,197.640	89,024,939	88,584,867	29	88,584,896	10,492,387	2.533982	25.625611
TA Small/Mid Cap Value Service Class	9,762,149.530	178,310,920	177,183,014	(86)	177,182,928	17,657,069	2.455713	24.967326
TA T. Rowe Price Small Cap Initial Class	9,216,515.791	127,678,742	104,976,115	(86)	104,976,029	25,171,218	2.985033	29.413306
TA T. Rowe Price Small Cap Service Class	33,634,221.545	404,640,338	329,615,371	147	329,615,518	22,191,634	2.892752	28.651485
TA TS&W International Equity Initial Class	4,683,548.924	63,340,136	67,677,282	(29)	67,677,253	29,017,224	1.302661	15.803996

See accompanying notes.	5

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

TA TS&W International Equity Service Class	3,672,987.232	$48,760,770	$52,560,447	$8	$52,560,455	7,954,315	$1.083491	$15.399228
TA WMC US Growth Initial Class	18,067,720.470	598,907,680	647,727,779	18	647,727,797	156,448,883	3.334771	41.229422
TA WMC US Growth Service Class	21,882,138.109	668,210,860	743,992,696	102	743,992,798	41,563,604	3.098113	40.153191
Vanguard® Balanced	1,546,970.530	36,226,002	36,028,944	(14)	36,028,930	2,955,856	11.736965	12.791982
Vanguard® Capital Growth	75,177.879	3,221,483	3,486,750	4	3,486,754	228,569	15.150315	15.272770
Vanguard® Conservative Allocation	516,659.703	13,335,488	12,627,163	(2)	12,627,161	1,173,487	10.310316	11.237319
Vanguard® Diversified Value	174,080.351	2,673,009	2,720,876	-	2,720,876	176,996	15.261503	15.384793
Vanguard® Equity Income	118,065.445	2,817,853	2,822,945	-	2,822,945	205,204	13.651698	13.762019
Vanguard® Equity Index	280,850.203	15,341,382	17,100,969	3	17,100,972	652,810	3.867021	34.464763
Vanguard® Global Bond Index	56,898.185	1,128,647	1,058,306	(2)	1,058,304	110,531	9.511841	9.588721
Vanguard® Growth	194,167.349	5,202,457	4,920,201	-	4,920,201	315,507	15.487862	15.613016
Vanguard® High Yield Bond	289,494.364	2,065,994	2,133,573	1	2,133,574	194,541	10.880760	10.968710
Vanguard® International	312,028.797	9,011,123	7,666,548	(5)	7,666,543	510,420	1.968209	21.445777
Vanguard® Mid-Cap Index	1,012,187.129	24,100,869	24,221,638	(13)	24,221,625	960,505	2.956061	27.337631
Vanguard® Moderate Allocation	888,885.282	26,514,748	25,875,451	(6)	25,875,445	2,219,257	11.070833	12.066049
Vanguard® Money Market	7,964,519.720	7,964,520	7,964,520	(86)	7,964,434	750,806	10.524469	10.609631
Vanguard® Real Estate Index	307,045.698	4,025,040	3,659,985	11	3,659,996	242,404	1.981062	17.133292
Vanguard® Short-Term Investment Grade	1,320,794.765	13,488,789	13,617,394	19	13,617,413	1,369,424	1.133353	11.496503
Vanguard® Total Bond Market Index	1,284,928.916	14,476,540	13,658,794	(4)	13,658,790	1,324,563	1.124904	10.853028
Vanguard® Total International Stock Market Index	304,531.713	6,392,669	6,422,574	-	6,422,574	551,380	11.565263	11.658737
Vanguard® Total Stock Market Index	353,850.429	17,205,100	17,497,904	3	17,497,907	1,151,870	15.094109	15.216090
Voya Global Perspectives Class S Shares	1,824.486	18,867	15,362	-	15,362	1,245	11.458777	12.522538
Voya Large Cap Value Class S Shares	272.889	1,877	1,490	1	1,491	82	16.849452	18.137510
Voya Strategic Allocation Conservative Class S Shares	-	-	-	-	-	-	11.436687	12.310962
Voya Strategic Allocation Moderate Class S Shares	-	-	-	-	-	-	13.022910	14.018501
Wanger Acorn	-	-	-	-	-	-	2.833495	23.535052
Wanger International	8,331.730	210,867	169,801	-	169,801	22,363	1.603107	14.913446

See accompanying notes.	6

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets

AB Balanced Hedged Allocation Class B Shares	$67,911,951	$12,768	$67,924,719
AB Large Cap Growth Class B Shares	25,672,307	183,161	25,855,468
AB Relative Value Class B Shares	246,137,796	6,389,306	252,527,102
American Funds - Asset Allocation Class 2 Shares	655,310,592	189,560	655,500,152
American Funds - Asset Allocation Class 4 Shares	51,793,639	-	51,793,639
American Funds - Growth Class 2 Shares	904,993,835	295,280	905,289,115
American Funds - Growth Class 4 Shares	173,243,164	-	173,243,164
American Funds - Growth-Income Class 2 Shares	623,190,017	117,964	623,307,981
American Funds - Growth-Income Class 4 Shares	88,521,439	-	88,521,439
American Funds - International Class 2 Shares	202,492,357	15,176	202,507,533
American Funds - International Class 4 Shares	24,678,048	-	24,678,048
American Funds - New World Class 4 Shares	13,127,105	-	13,127,105
American Funds - The Bond Fund of America Class 2 Shares	205,686,437	68,332	205,754,769
American Funds - The Bond Fund of America Class 4 Shares	23,472,254	-	23,472,254
BlackRock Basic Value V.I. Class I Shares	16,766,749	1,329,305	18,096,054
BlackRock Global Allocation V.I. Class I Shares	7,391,928	540,216	7,932,144
BlackRock High Yield V.I. Class I Shares	2,508,962	105,918	2,614,880
DFA VA Equity Allocation	1,729,713	-	1,729,713
DFA VA Global Bond	2,909,169	-	2,909,169
DFA VA Global Moderate Allocation	712,676	-	712,676
DFA VA International Small	859,817	-	859,817
DFA VA International Value	1,103,871	-	1,103,871
DFA VA Short-Term Fixed	1,532,735	-	1,532,735
DFA VA U.S. Large Value	1,594,443	-	1,594,443
DFA VA U.S. Targeted Value	1,311,280	-	1,311,280
Fidelity® VIP Balanced Service Class 2	474,086,112	356,095	474,442,207
Fidelity® VIP Consumer Staples Initial Class	5,142,722	-	5,142,722
Fidelity® VIP Contrafund® Initial Class	95,817	-	95,817
Fidelity® VIP Contrafund® Service Class 2	800,624,021	17,441,159	818,065,180
Fidelity® VIP Energy Service Class 2	17,617,012	-	17,617,012
Fidelity® VIP Equity-Income Initial Class	53,451	-	53,451
Fidelity® VIP Equity-Income Service Class 2	30,021,855	345,655	30,367,510
Fidelity® VIP Growth Initial Class	31,107	-	31,107
Fidelity® VIP Growth Service Class 2	34,195,160	714,076	34,909,236
Fidelity® VIP Growth Opportunities Service Class 2	2,652,605	186,704	2,839,309
Fidelity® VIP Health Care Service Class 2	16,350,368	-	16,350,368
Fidelity® VIP Mid Cap Initial Class	57,825	-	57,825
Fidelity® VIP Mid Cap Service Class 2	334,962,023	5,737,742	340,699,765
Fidelity® VIP Technology Initial Class	43,654,201	-	43,654,201
Fidelity® VIP Utilities Initial Class	5,546,884	-	5,546,884
Fidelity® VIP Value Strategies Initial Class	430,150	77,345	507,495

See accompanying notes.	7

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets

Fidelity® VIP Value Strategies Service Class 2	$237,597,255	$4,302,741	$241,899,996
Franklin Allocation Class 4 Shares	46,977,467	-	46,977,467
Franklin Income Class 2 Shares	34,244,893	279,436	34,524,329
Franklin Mutual Shares Class 2 Shares	8,885,196	13,797	8,898,993
Franklin Templeton Foreign Class 2 Shares	12,646,643	129,569	12,776,212
Invesco V.I. American Franchise Series II Shares	5,334,675	46,302	5,380,977
Janus Henderson - Enterprise Service Shares	16,730,388	350,777	17,081,165
Janus Henderson - Global Research Service Shares	18,488,739	228,095	18,716,834
Janus Henderson - Mid Cap Value Service Shares	2,578,660	8,973	2,587,633
MFS® New Discovery Service Class	26,445,459	270,110	26,715,569
MFS® Total Return Service Class	27,686,001	286,115	27,972,116
NVIT Emerging Markets Class D Shares	2,828	-	2,828
State Street Total Return V.I.S. Class 3 Shares	38,756,354	57,893	38,814,247
TA 60/40 Allocation Service Class	66,957,043	-	66,957,043
TA Aegon Bond Initial Class	96,300,574	10,705,794	107,006,368
TA Aegon Bond Service Class	446,671,794	671,520	447,343,314
TA Aegon Core Bond Service Class	228,565,739	49,267	228,615,006
TA Aegon High Yield Bond Initial Class	43,748,796	2,153,433	45,902,229
TA Aegon High Yield Bond Service Class	113,172,819	160,106	113,332,925
TA Aegon Sustainable Equity Income Initial Class	173,999,349	6,433,771	180,433,120
TA Aegon Sustainable Equity Income Service Class	104,836,132	91,469	104,927,601
TA Aegon U.S. Government Securities Initial Class	40,754,569	6,901,904	47,656,473
TA Aegon U.S. Government Securities Service Class	205,251,735	646,124	205,897,859
TA American Funds Managed Risk - Balanced Service Class	820,781,783	-	820,781,783
TA BlackRock Government Money Market Initial Class	99,078,146	14,991,078	114,069,224
TA BlackRock Government Money Market Service Class	581,721,823	241,351	581,963,174
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	204,856,040	139,076	204,995,116
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	869,390,633	286,223	869,676,856
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	304,678,514	333,534	305,012,048
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	674,438,518	382,898	674,821,416
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	302,165,178	16,518	302,181,696
TA BlackRock iShares Edge 100 Service Class	61,143,111	-	61,143,111
TA BlackRock iShares Edge 40 Initial Class	13,661,435	1,130,762	14,792,197
TA BlackRock iShares Edge 40 Service Class	190,576,056	311,346	190,887,402
TA BlackRock iShares Edge 50 Service Class	399,153,677	-	399,153,677
TA BlackRock iShares Edge 75 Service Class	134,912,823	-	134,912,823
TA BlackRock Real Estate Securities Initial Class	22,476,003	1,142,960	23,618,963
TA BlackRock Real Estate Securities Service Class	65,812,824	95,180	65,908,004
TA BlackRock Tactical Allocation Service Class	814,710,732	6,638,893	821,349,625
TA Goldman Sachs 70/30 Service Class	4,086,431	-	4,086,431
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	3,801,075,903	3,869,249	3,804,945,152

See accompanying notes.	8

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets

TA Goldman Sachs Managed Risk - Conservative ETF Service Class	$416,351,102	$721,846	$417,072,948
TA Goldman Sachs Managed Risk - Growth ETF Service Class	1,717,838,556	1,900,853	1,719,739,409
TA Great Lakes Advisors Large Cap Value Service Class	53,852,977	-	53,852,977
TA International Focus Initial Class	56,372,607	2,150,005	58,522,612
TA International Focus Service Class	87,939,326	20,713	87,960,039
TA Janus Balanced Service Class	829,889,454	56,166	829,945,620
TA Janus Mid-Cap Growth Initial Class	62,429,098	3,440,217	65,869,315
TA Janus Mid-Cap Growth Service Class	174,938,171	35,250	174,973,421
TA JPMorgan Asset Allocation - Conservative Initial Class	95,305,251	11,655,976	106,961,227
TA JPMorgan Asset Allocation - Conservative Service Class	612,199,681	1,518,120	613,717,801
TA JPMorgan Asset Allocation - Growth Initial Class	208,690,466	17,119,302	225,809,768
TA JPMorgan Asset Allocation - Growth Service Class	217,774,800	1,416	217,776,216
TA JPMorgan Asset Allocation - Moderate Initial Class	227,159,313	24,429,641	251,588,954
TA JPMorgan Asset Allocation - Moderate Service Class	4,421,432,203	1,876,223	4,423,308,426
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	341,644,085	24,561,713	366,205,798
TA JPMorgan Asset Allocation - Moderate Growth Service Class	2,305,029,365	3,358,815	2,308,388,180
TA JPMorgan Enhanced Index Initial Class	125,689,341	10,535,033	136,224,374
TA JPMorgan Enhanced Index Service Class	113,074,541	-	113,074,541
TA JPMorgan International Moderate Growth Initial Class	109,080	-	109,080
TA JPMorgan International Moderate Growth Service Class	352,454,780	734,209	353,188,989
TA JPMorgan Mid Cap Value Service Class	218,748,554	1,811,497	220,560,051
TA JPMorgan Tactical Allocation Service Class	905,581,483	234,605	905,816,088
TA Madison Diversified Income Service Class	123,728,885	134,199	123,863,084
TA Market Participation Strategy Service Class	301,523,268	51,178	301,574,446
TA Morgan Stanley Global Allocation Service Class	772,166,542	2,537,980	774,704,522
TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	207,865,302	-	207,865,302
TA MSCI EAFE Index Service Class	63,337,424	-	63,337,424
TA Multi-Managed Balanced Initial Class	84,701,334	5,127,384	89,828,718
TA Multi-Managed Balanced Service Class	1,057,081,657	444,844	1,057,526,501
TA PIMCO Tactical - Balanced Service Class	333,184,594	66,217	333,250,811
TA PIMCO Tactical - Conservative Service Class	161,389,465	91,910	161,481,375
TA PIMCO Tactical - Growth Service Class	216,537,870	48,371	216,586,241
TA PineBridge Inflation Opportunities Service Class	112,734,908	136,585	112,871,493
TA ProFunds UltraBear Service Class (OAM)	19,100,186	10,444	19,110,630
TA S&P 500 Index Initial Class	1,726,833	-	1,726,833
TA S&P 500 Index Service Class	490,582,631	-	490,582,631
TA Small/Mid Cap Value Initial Class	85,109,518	3,475,378	88,584,896
TA Small/Mid Cap Value Service Class	177,164,582	18,346	177,182,928
TA T. Rowe Price Small Cap Initial Class	99,522,376	5,453,653	104,976,029
TA T. Rowe Price Small Cap Service Class	329,506,250	109,268	329,615,518
TA TS&W International Equity Initial Class	64,229,719	3,447,534	67,677,253

See accompanying notes.	9

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets

TA TS&W International Equity Service Class	$52,503,405	$57,050	$52,560,455
TA WMC US Growth Initial Class	598,396,286	49,331,511	647,727,797
TA WMC US Growth Service Class	743,723,934	268,864	743,992,798
Vanguard® Balanced	36,028,930	-	36,028,930
Vanguard® Capital Growth	3,486,754	-	3,486,754
Vanguard® Conservative Allocation	12,627,161	-	12,627,161
Vanguard® Diversified Value	2,720,876	-	2,720,876
Vanguard® Equity Income	2,822,945	-	2,822,945
Vanguard® Equity Index	16,982,960	118,012	17,100,972
Vanguard® Global Bond Index	1,058,304	-	1,058,304
Vanguard® Growth	4,920,201	-	4,920,201
Vanguard® High Yield Bond	2,133,574	-	2,133,574
Vanguard® International	7,666,543	-	7,666,543
Vanguard® Mid-Cap Index	24,221,625	-	24,221,625
Vanguard® Moderate Allocation	25,875,445	-	25,875,445
Vanguard® Money Market	7,964,434	-	7,964,434
Vanguard® Real Estate Index	3,641,117	18,879	3,659,996
Vanguard® Short-Term Investment Grade	13,513,885	103,528	13,617,413
Vanguard® Total Bond Market Index	13,658,790	-	13,658,790
Vanguard® Total International Stock Market Index	6,422,574	-	6,422,574
Vanguard® Total Stock Market Index	17,497,907	-	17,497,907
Voya Global Perspectives Class S Shares	15,362	-	15,362
Voya Large Cap Value Class S Shares	1,491	-	1,491
Voya Strategic Allocation Conservative Class S Shares	-	-	-
Voya Strategic Allocation Moderate Class S Shares	-	-	-
Wanger Acorn	-	-	-
Wanger International	169,801	-	169,801

See accompanying notes.	10

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	AB Balanced Hedged Allocation Class B Shares Subaccount	AB Large Cap Growth Class B Shares Subaccount	AB Relative Value Class B Shares Subaccount	American Funds - Asset Allocation Class 2 Shares Subaccount

Net Assets as of December 31, 2021:	$97,949,715	$35,215,505	$277,963,317	$871,352,808

Investment Income:
Reinvested Dividends	2,417,256	-	2,809,626	13,264,610
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,238,776	386,111	3,663,074	11,859,725

Net Investment Income (Loss)	1,178,480	(386,111)	(853,448)	1,404,885

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	7,874,755	3,306,549	41,630,243	75,587,138
Realized Gain (Loss) on Investments	(1,600,214)	1,139,553	2,429,091	10,392,564

Net Realized Capital Gains (Losses) on Investments	6,274,541	4,446,102	44,059,334	85,979,702
Net Change in Unrealized Appreciation (Depreciation)	(26,554,088)	(14,220,395)	(59,491,558)	(213,456,688)

Net Gain (Loss) on Investment	(20,279,547)	(9,774,293)	(15,432,224)	(127,476,986)

Net Increase (Decrease) in Net Assets Resulting from Operations	(19,101,067)	(10,160,404)	(16,285,672)	(126,072,101)

Increase (Decrease) in Net Assets from Contract Transactions	(10,627,601)	(3,456,874)	(7,959,328)	(86,454,859)

Total Increase (Decrease) in Net Assets	(29,728,668)	(13,617,278)	(24,245,000)	(212,526,960)

Net Assets as of December 31, 2022:	$68,221,047	$21,598,227	$253,718,317	$658,825,848

Investment Income:
Reinvested Dividends	615,416	-	3,129,051	14,052,688
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,046,034	354,650	3,505,782	10,596,629

Net Investment Income (Loss)	(430,618)	(354,650)	(376,731)	3,456,059

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,526,168	1,745,324	19,765,006	25,349,206
Realized Gain (Loss) on Investments	(3,186,866)	678,748	(2,420,275)	77,731

Net Realized Capital Gains (Losses) on Investments	339,302	2,424,072	17,344,731	25,426,937
Net Change in Unrealized Appreciation (Depreciation)	7,071,091	4,657,524	6,813,241	46,416,344

Net Gain (Loss) on Investment	7,410,393	7,081,596	24,157,972	71,843,281

Net Increase (Decrease) in Net Assets Resulting from Operations	6,979,775	6,726,946	23,781,241	75,299,340

Increase (Decrease) in Net Assets from Contract Transactions	(7,276,103)	(2,469,705)	(24,972,456)	(78,625,036)

Total Increase (Decrease) in Net Assets	(296,328)	4,257,241	(1,191,215)	(3,325,696)

Net Assets as of December 31, 2023:	$67,924,719	$25,855,468	$252,527,102	$655,500,152

See Accompanying Notes. (1) See Footnote 1	11

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	American Funds - Asset Allocation Class 4 Shares Subaccount	American Funds - Growth Class 2 Shares Subaccount	American Funds - Growth Class 4 Shares Subaccount	American Funds - Growth-Income Class 2 Shares Subaccount

Net Assets as of December 31, 2021:	$23,155,040	$1,149,580,633	$70,825,649	$754,565,140

Investment Income:
Reinvested Dividends	502,913	2,734,566	78,526	7,758,626
Investment Expense:
Mortality and Expense Risk and Administrative Charges	359,532	13,768,815	935,846	9,744,608

Net Investment Income (Loss)	143,381	(11,034,249)	(857,320)	(1,985,982)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,800,825	124,253,567	10,113,844	61,070,217
Realized Gain (Loss) on Investments	(509,397)	22,908,886	(1,937,823)	11,038,091

Net Realized Capital Gains (Losses) on Investments	2,291,428	147,162,453	8,176,021	72,108,308
Net Change in Unrealized Appreciation (Depreciation)	(6,358,733)	(483,706,227)	(32,608,948)	(202,976,849)

Net Gain (Loss) on Investment	(4,067,305)	(336,543,774)	(24,432,927)	(130,868,541)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,923,924)	(347,578,023)	(25,290,247)	(132,854,523)

Increase (Decrease) in Net Assets from Contract Transactions	10,541,485	(62,730,652)	29,875,533	(56,555,109)

Total Increase (Decrease) in Net Assets	6,617,561	(410,308,675)	4,585,286	(189,409,632)

Net Assets as of December 31, 2022:	$29,772,601	$739,271,958	$75,410,935	$565,155,508

Investment Income:
Reinvested Dividends	919,818	2,941,423	210,071	7,940,698
Investment Expense:
Mortality and Expense Risk and Administrative Charges	542,304	13,033,629	1,611,977	9,258,164

Net Investment Income (Loss)	377,514	(10,092,206)	(1,401,906)	(1,317,466)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,416,600	46,205,518	6,422,332	31,241,646
Realized Gain (Loss) on Investments	(566,047)	15,415,607	(2,765,846)	9,573,256

Net Realized Capital Gains (Losses) on Investments	850,553	61,621,125	3,656,486	40,814,902
Net Change in Unrealized Appreciation (Depreciation)	3,813,708	201,803,511	33,903,064	88,330,896

Net Gain (Loss) on Investment	4,664,261	263,424,636	37,559,550	129,145,798

Net Increase (Decrease) in Net Assets Resulting from Operations	5,041,775	253,332,430	36,157,644	127,828,332

Increase (Decrease) in Net Assets from Contract Transactions	16,979,263	(87,315,273)	61,674,585	(69,675,859)

Total Increase (Decrease) in Net Assets	22,021,038	166,017,157	97,832,229	58,152,473

Net Assets as of December 31, 2023:	$51,793,639	$905,289,115	$173,243,164	$623,307,981

See Accompanying Notes. (1) See Footnote 1	12

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	American Funds - Growth-Income Class 4 Shares Subaccount	American Funds - International Class 2 Shares Subaccount	American Funds - International Class 4 Shares Subaccount	American Funds - New World Class 4 Shares Subaccount

Net Assets as of December 31, 2021:	$34,083,630	$262,247,784	$15,918,386	$7,543,125

Investment Income:
Reinvested Dividends	456,032	3,598,957	256,033	83,733
Investment Expense:
Mortality and Expense Risk and Administrative Charges	491,310	3,332,509	200,619	94,530

Net Investment Income (Loss)	(35,278)	266,448	55,414	(10,797)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,531,194	29,338,237	2,181,440	666,493
Realized Gain (Loss) on Investments	(242,186)	(3,054,791)	(441,873)	(327,433)

Net Realized Capital Gains (Losses) on Investments	3,289,008	26,283,446	1,739,567	339,060
Net Change in Unrealized Appreciation (Depreciation)	(9,819,992)	(84,099,587)	(5,665,057)	(2,300,081)

Net Gain (Loss) on Investment	(6,530,984)	(57,816,141)	(3,925,490)	(1,961,021)

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,566,262)	(57,549,693)	(3,870,076)	(1,971,818)

Increase (Decrease) in Net Assets from Contract Transactions	17,297,799	(13,756,276)	4,111,171	1,775,425

Total Increase (Decrease) in Net Assets	10,731,537	(71,305,969)	241,095	(196,393)

Net Assets as of December 31, 2022:	$44,815,167	$190,941,815	$16,159,481	$7,346,732

Investment Income:
Reinvested Dividends	898,805	2,552,176	250,913	146,717
Investment Expense:
Mortality and Expense Risk and Administrative Charges	874,830	3,114,054	269,028	135,271

Net Investment Income (Loss)	23,975	(561,878)	(18,115)	11,446

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,421,176	-	-	-
Realized Gain (Loss) on Investments	(511,036)	(4,541,899)	(926,222)	(469,460)

Net Realized Capital Gains (Losses) on Investments	2,910,140	(4,541,899)	(926,222)	(469,460)
Net Change in Unrealized Appreciation (Depreciation)	11,734,613	30,960,418	3,522,937	1,755,774

Net Gain (Loss) on Investment	14,644,753	26,418,519	2,596,715	1,286,314

Net Increase (Decrease) in Net Assets Resulting from Operations	14,668,728	25,856,641	2,578,600	1,297,760

Increase (Decrease) in Net Assets from Contract Transactions	29,037,544	(14,290,923)	5,939,967	4,482,613

Total Increase (Decrease) in Net Assets	43,706,272	11,565,718	8,518,567	5,780,373

Net Assets as of December 31, 2023:	$88,521,439	$202,507,533	$24,678,048	$13,127,105

See Accompanying Notes. (1) See Footnote 1	13

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	American Funds - The Bond Fund of America Class 2 Shares Subaccount	American Funds - The Bond Fund of America Class 4 Shares Subaccount	BlackRock Basic Value V.I. Class I Shares Subaccount	BlackRock Global Allocation V.I. Class I Shares Subaccount

Net Assets as of December 31, 2021:	$267,700,388	$12,442,489	$19,580,580	$10,653,267

Investment Income:
Reinvested Dividends	6,463,798	370,995	255,952	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,660,412	172,585	275,167	135,403

Net Investment Income (Loss)	2,803,386	198,410	(19,215)	(135,403)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,655,634	153,019	1,734,594	109,049
Realized Gain (Loss) on Investments	(2,867,523)	(362,645)	(426,041)	(13,611)

Net Realized Capital Gains (Losses) on Investments	(211,889)	(209,626)	1,308,553	95,438
Net Change in Unrealized Appreciation (Depreciation)	(38,740,366)	(1,909,094)	(2,504,154)	(1,727,308)

Net Gain (Loss) on Investment	(38,952,255)	(2,118,720)	(1,195,601)	(1,631,870)

Net Increase (Decrease) in Net Assets Resulting from Operations	(36,148,869)	(1,920,310)	(1,214,816)	(1,767,273)

Increase (Decrease) in Net Assets from Contract Transactions	(25,623,578)	2,473,758	(1,434,496)	(891,908)

Total Increase (Decrease) in Net Assets	(61,772,447)	553,448	(2,649,312)	(2,659,181)

Net Assets as of December 31, 2022:	$205,927,941	$12,995,937	$16,931,268	$7,994,086

Investment Income:
Reinvested Dividends	7,021,954	727,823	306,273	169,088
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,258,458	246,208	263,956	121,370

Net Investment Income (Loss)	3,763,496	481,615	42,317	47,718

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	687,598	-
Realized Gain (Loss) on Investments	(4,867,046)	(330,474)	(238,643)	(28,111)

Net Realized Capital Gains (Losses) on Investments	(4,867,046)	(330,474)	448,955	(28,111)
Net Change in Unrealized Appreciation (Depreciation)	7,801,098	529,212	1,909,132	810,075

Net Gain (Loss) on Investment	2,934,052	198,738	2,358,087	781,964

Net Increase (Decrease) in Net Assets Resulting from Operations	6,697,548	680,353	2,400,404	829,682

Increase (Decrease) in Net Assets from Contract Transactions	(6,870,720)	9,795,964	(1,235,618)	(891,624)

Total Increase (Decrease) in Net Assets	(173,172)	10,476,317	1,164,786	(61,942)

Net Assets as of December 31, 2023:	$205,754,769	$23,472,254	$18,096,054	$7,932,144

See Accompanying Notes. (1) See Footnote 1	14

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	BlackRock High Yield V.I. Class I Shares Subaccount	DFA VA Equity Allocation Subaccount	DFA VA Global Bond Subaccount	DFA VA Global Moderate Allocation Subaccount

Net Assets as of December 31, 2021:	$3,009,551	$860,593	$1,299,932	$85,165

Investment Income:
Reinvested Dividends	140,160	14,936	30,176	6,187
Investment Expense:
Mortality and Expense Risk and Administrative Charges	39,214	2,915	20,221	530

Net Investment Income (Loss)	100,946	12,021	9,955	5,657

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	21,911	-	6,038
Realized Gain (Loss) on Investments	(21,288)	(24,496)	(11,718)	94

Net Realized Capital Gains (Losses) on Investments	(21,288)	(2,585)	(11,718)	6,132
Net Change in Unrealized Appreciation (Depreciation)	(427,039)	(132,846)	(108,497)	(18,648)

Net Gain (Loss) on Investment	(448,327)	(135,431)	(120,215)	(12,516)

Net Increase (Decrease) in Net Assets Resulting from Operations	(347,381)	(123,410)	(110,260)	(6,859)

Increase (Decrease) in Net Assets from Contract Transactions	(198,887)	483,286	793,097	451,583

Total Increase (Decrease) in Net Assets	(546,268)	359,876	682,837	444,724

Net Assets as of December 31, 2022:	$2,463,283	$1,220,469	$1,982,769	$529,889

Investment Income:
Reinvested Dividends	164,879	32,721	119,048	18,055
Investment Expense:
Mortality and Expense Risk and Administrative Charges	37,244	4,527	26,170	1,725

Net Investment Income (Loss)	127,635	28,194	92,878	16,330

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	32,635	-	7,347
Realized Gain (Loss) on Investments	(20,954)	(3,211)	(21,409)	(155)

Net Realized Capital Gains (Losses) on Investments	(20,954)	29,424	(21,409)	7,192
Net Change in Unrealized Appreciation (Depreciation)	169,029	194,811	18,906	63,267

Net Gain (Loss) on Investment	148,075	224,235	(2,503)	70,459

Net Increase (Decrease) in Net Assets Resulting from Operations	275,710	252,429	90,375	86,789

Increase (Decrease) in Net Assets from Contract Transactions	(124,113)	256,815	836,025	95,998

Total Increase (Decrease) in Net Assets	151,597	509,244	926,400	182,787

Net Assets as of December 31, 2023:	$2,614,880	$1,729,713	$2,909,169	$712,676

See Accompanying Notes. (1) See Footnote 1	15

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	DFA VA International Small Subaccount	DFA VA International Value Subaccount	DFA VA Short-Term Fixed Subaccount	DFA VA U.S. Large Value Subaccount

Net Assets as of December 31, 2021:	$373,647	$356,360	$778,117	$653,107

Investment Income:
Reinvested Dividends	17,568	21,220	12,208	27,089
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,471	1,389	2,705	3,375

Net Investment Income (Loss)	16,097	19,831	9,503	23,714

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	11,960	5,897	-	14,642
Realized Gain (Loss) on Investments	(11,144)	(26,516)	(3,123)	36,673

Net Realized Capital Gains (Losses) on Investments	816	(20,619)	(3,123)	51,315
Net Change in Unrealized Appreciation (Depreciation)	(106,975)	(32,401)	(17,505)	(141,670)

Net Gain (Loss) on Investment	(106,159)	(53,020)	(20,628)	(90,355)

Net Increase (Decrease) in Net Assets Resulting from Operations	(90,062)	(33,189)	(11,125)	(66,641)

Increase (Decrease) in Net Assets from Contract Transactions	385,107	424,681	240,161	615,130

Total Increase (Decrease) in Net Assets	295,045	391,492	229,036	548,489

Net Assets as of December 31, 2022:	$668,692	$747,852	$1,007,153	$1,201,596

Investment Income:
Reinvested Dividends	24,377	49,442	57,043	34,213
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,031	2,641	3,931	4,647

Net Investment Income (Loss)	22,346	46,801	53,112	29,566

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	9,867	-	20,852
Realized Gain (Loss) on Investments	(7,627)	(1,106)	(818)	3,424

Net Realized Capital Gains (Losses) on Investments	(7,627)	8,761	(818)	24,276
Net Change in Unrealized Appreciation (Depreciation)	81,297	82,732	6,181	90,267

Net Gain (Loss) on Investment	73,670	91,493	5,363	114,543

Net Increase (Decrease) in Net Assets Resulting from Operations	96,016	138,294	58,475	144,109

Increase (Decrease) in Net Assets from Contract Transactions	95,109	217,725	467,107	248,738

Total Increase (Decrease) in Net Assets	191,125	356,019	525,582	392,847

Net Assets as of December 31, 2023:	$859,817	$1,103,871	$1,532,735	$1,594,443

See Accompanying Notes. (1) See Footnote 1	16

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	DFA VA U.S. Targeted Value Subaccount	Fidelity® VIP Balanced Service Class 2 Subaccount	Fidelity® VIP Consumer Staples Initial Class Subaccount	Fidelity® VIP Contrafund® Initial Class Subaccount

Net Assets as of December 31, 2021:	$517,428	$585,801,138	$1,692,428	$239,522

Investment Income:
Reinvested Dividends	14,115	5,001,640	53,009	551
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,152	6,539,332	44,687	860

Net Investment Income (Loss)	11,963	(1,537,692)	8,322	(309)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	83,609	30,637,858	106,951	6,064
Realized Gain (Loss) on Investments	19,113	14,108,652	(58,615)	8,462

Net Realized Capital Gains (Losses) on Investments	102,722	44,746,510	48,336	14,526
Net Change in Unrealized Appreciation (Depreciation)	(149,238)	(152,810,560)	(75,101)	(65,235)

Net Gain (Loss) on Investment	(46,516)	(108,064,050)	(26,765)	(50,709)

Net Increase (Decrease) in Net Assets Resulting from Operations	(34,553)	(109,601,742)	(18,443)	(51,018)

Increase (Decrease) in Net Assets from Contract Transactions	577,346	(50,122,590)	1,752,943	(90,582)

Total Increase (Decrease) in Net Assets	542,793	(159,724,332)	1,734,500	(141,600)

Net Assets as of December 31, 2022:	$1,060,221	$426,076,806	$3,426,928	$97,922

Investment Income:
Reinvested Dividends	18,198	6,906,064	93,809	380
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,353	6,111,906	73,693	537

Net Investment Income (Loss)	14,845	794,158	20,116	(157)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	80,978	16,885,601	67,731	2,960
Realized Gain (Loss) on Investments	(18,239)	8,686,824	(33,721)	(5,227)

Net Realized Capital Gains (Losses) on Investments	62,739	25,572,425	34,010	(2,267)
Net Change in Unrealized Appreciation (Depreciation)	122,855	53,984,283	1,619	25,089

Net Gain (Loss) on Investment	185,594	79,556,708	35,629	22,822

Net Increase (Decrease) in Net Assets Resulting from Operations	200,439	80,350,866	55,745	22,665

Increase (Decrease) in Net Assets from Contract Transactions	50,620	(31,985,465)	1,660,049	(24,770)

Total Increase (Decrease) in Net Assets	251,059	48,365,401	1,715,794	(2,105)

Net Assets as of December 31, 2023:	$1,311,280	$474,442,207	$5,142,722	$95,817

See Accompanying Notes. (1) See Footnote 1	17

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Fidelity® VIP Contrafund® Service Class 2 Subaccount	Fidelity® VIP Energy Service Class 2 Subaccount	Fidelity® VIP Equity-Income Initial Class Subaccount	Fidelity® VIP Equity-Income Service Class 2 Subaccount

Net Assets as of December 31, 2021:	$994,100,891	$3,760,207	$56,446	$38,235,541

Investment Income:
Reinvested Dividends	1,954,330	245,691	973	558,143
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,478,896	155,333	366	504,936

Net Investment Income (Loss)	(8,524,566)	90,358	607	53,207

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	37,080,099	-	1,707	1,119,989
Realized Gain (Loss) on Investments	24,412,095	1,521,100	695	316,993

Net Realized Capital Gains (Losses) on Investments	61,492,194	1,521,100	2,402	1,436,982
Net Change in Unrealized Appreciation (Depreciation)	(320,256,079)	1,315,042	(6,199)	(4,015,077)

Net Gain (Loss) on Investment	(258,763,885)	2,836,142	(3,797)	(2,578,095)

Net Increase (Decrease) in Net Assets Resulting from Operations	(267,288,451)	2,926,500	(3,190)	(2,524,888)

Increase (Decrease) in Net Assets from Contract Transactions	(61,838,500)	6,748,822	(2,621)	(3,954,815)

Total Increase (Decrease) in Net Assets	(329,126,951)	9,675,322	(5,811)	(6,479,703)

Net Assets as of December 31, 2022:	$664,973,940	$13,435,529	$50,635	$31,755,838

Investment Income:
Reinvested Dividends	1,944,895	427,321	983	511,076
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,293,826	272,212	358	452,803

Net Investment Income (Loss)	(8,348,931)	155,109	625	58,273

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	27,439,128	-	1,475	877,001
Realized Gain (Loss) on Investments	21,313,551	565,811	514	392,482

Net Realized Capital Gains (Losses) on Investments	48,752,679	565,811	1,989	1,269,483
Net Change in Unrealized Appreciation (Depreciation)	161,248,508	(1,284,928)	2,229	1,186,223

Net Gain (Loss) on Investment	210,001,187	(719,117)	4,218	2,455,706

Net Increase (Decrease) in Net Assets Resulting from Operations	201,652,256	(564,008)	4,843	2,513,979

Increase (Decrease) in Net Assets from Contract Transactions	(48,561,016)	4,745,491	(2,027)	(3,902,307)

Total Increase (Decrease) in Net Assets	153,091,240	4,181,483	2,816	(1,388,328)

Net Assets as of December 31, 2023:	$818,065,180	$17,617,012	$53,451	$30,367,510

See Accompanying Notes. (1) See Footnote 1	18

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Fidelity® VIP Growth Initial Class Subaccount	Fidelity® VIP Growth Service Class 2 Subaccount	Fidelity® VIP Growth Opportunities Service Class 2 Subaccount	Fidelity® VIP Health Care Service Class 2 Subaccount

Net Assets as of December 31, 2021:	$34,948	$46,107,542	$3,820,317	$7,381,141

Investment Income:
Reinvested Dividends	170	125,760	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	213	529,362	41,057	122,174

Net Investment Income (Loss)	(43)	(403,602)	(41,057)	(122,174)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,055	2,701,288	537,335	452,225
Realized Gain (Loss) on Investments	748	2,045,192	91,170	(324,521)

Net Realized Capital Gains (Losses) on Investments	2,803	4,746,480	628,505	127,704
Net Change in Unrealized Appreciation (Depreciation)	(11,310)	(15,685,382)	(2,058,239)	(1,060,986)

Net Gain (Loss) on Investment	(8,507)	(10,938,902)	(1,429,734)	(933,282)

Net Increase (Decrease) in Net Assets Resulting from Operations	(8,550)	(11,342,504)	(1,470,791)	(1,055,456)

Increase (Decrease) in Net Assets from Contract Transactions	(2,107)	(4,632,459)	(148,778)	2,678,603

Total Increase (Decrease) in Net Assets	(10,657)	(15,974,963)	(1,619,569)	1,623,147

Net Assets as of December 31, 2022:	$24,291	$30,132,579	$2,200,748	$9,004,288

Investment Income:
Reinvested Dividends	36	1,282	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	211	493,679	39,038	187,020

Net Investment Income (Loss)	(175)	(492,397)	(39,038)	(187,020)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,294	1,533,802	-	-
Realized Gain (Loss) on Investments	582	1,694,416	110,498	(186,289)

Net Realized Capital Gains (Losses) on Investments	1,876	3,228,218	110,498	(186,289)
Net Change in Unrealized Appreciation (Depreciation)	6,597	6,795,012	825,021	827,675

Net Gain (Loss) on Investment	8,473	10,023,230	935,519	641,386

Net Increase (Decrease) in Net Assets Resulting from Operations	8,298	9,530,833	896,481	454,366

Increase (Decrease) in Net Assets from Contract Transactions	(1,482)	(4,754,176)	(257,920)	6,891,714

Total Increase (Decrease) in Net Assets	6,816	4,776,657	638,561	7,346,080

Net Assets as of December 31, 2023:	$31,107	$34,909,236	$2,839,309	$16,350,368

See Accompanying Notes. (1) See Footnote 1	19

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Fidelity® VIP Mid Cap Initial Class Subaccount	Fidelity® VIP Mid Cap Service Class 2 Subaccount	Fidelity® VIP Technology Initial Class Subaccount	Fidelity® VIP Utilities Initial Class Subaccount

Net Assets as of December 31, 2021:	$76,481	$429,576,602	$16,455,465	$1,130,117

Investment Income:
Reinvested Dividends	278	896,023	-	52,064
Investment Expense:
Mortality and Expense Risk and Administrative Charges	402	4,909,477	248,549	42,804

Net Investment Income (Loss)	(124)	(4,013,454)	(248,549)	9,260

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,878	23,413,182	1,264,256	3,688
Realized Gain (Loss) on Investments	783	2,382,150	(802,163)	89,959

Net Realized Capital Gains (Losses) on Investments	4,661	25,795,332	462,093	93,647
Net Change in Unrealized Appreciation (Depreciation)	(15,962)	(89,889,352)	(7,092,484)	10,748

Net Gain (Loss) on Investment	(11,301)	(64,094,020)	(6,630,391)	104,395

Net Increase (Decrease) in Net Assets Resulting from Operations	(11,425)	(68,107,474)	(6,878,940)	113,655

Increase (Decrease) in Net Assets from Contract Transactions	(11,614)	(44,916,806)	5,092,926	2,819,885

Total Increase (Decrease) in Net Assets	(23,039)	(113,024,280)	(1,786,014)	2,933,540

Net Assets as of December 31, 2022:	$53,442	$316,552,322	$14,669,451	$4,063,657

Investment Income:
Reinvested Dividends	318	1,243,434	45,043	120,809
Investment Expense:
Mortality and Expense Risk and Administrative Charges	336	4,548,864	487,955	85,276

Net Investment Income (Loss)	(18)	(3,305,430)	(442,912)	35,533

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,447	9,278,397	627,767	122,063
Realized Gain (Loss) on Investments	215	599,295	(621,090)	(54,035)

Net Realized Capital Gains (Losses) on Investments	1,662	9,877,692	6,677	68,028
Net Change in Unrealized Appreciation (Depreciation)	5,413	33,851,299	10,888,428	(181,351)

Net Gain (Loss) on Investment	7,075	43,728,991	10,895,105	(113,323)

Net Increase (Decrease) in Net Assets Resulting from Operations	7,057	40,423,561	10,452,193	(77,790)

Increase (Decrease) in Net Assets from Contract Transactions	(2,674)	(16,276,118)	18,532,557	1,561,017

Total Increase (Decrease) in Net Assets	4,383	24,147,443	28,984,750	1,483,227

Net Assets as of December 31, 2023:	$57,825	$340,699,765	$43,654,201	$5,546,884

See Accompanying Notes. (1) See Footnote 1	20

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Fidelity® VIP Value Strategies Initial Class Subaccount	Fidelity® VIP Value Strategies Service Class 2 Subaccount	Franklin Allocation Class 4 Shares Subaccount	Franklin Income Class 2 Shares Subaccount

Net Assets as of December 31, 2021:	$445,753	$243,543,351	$65,635,756	$46,639,026

Investment Income:
Reinvested Dividends	4,427	2,063,264	793,355	1,991,351
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,594	3,285,394	877,524	604,510

Net Investment Income (Loss)	1,833	(1,222,130)	(84,169)	1,386,841

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	18,431	10,796,438	4,999,915	808,299
Realized Gain (Loss) on Investments	8,409	9,602,540	(3,488,737)	262,874

Net Realized Capital Gains (Losses) on Investments	26,840	20,398,978	1,511,178	1,071,173
Net Change in Unrealized Appreciation (Depreciation)	(61,642)	(41,774,208)	(12,536,109)	(5,452,871)

Net Gain (Loss) on Investment	(34,802)	(21,375,230)	(11,024,931)	(4,381,698)

Net Increase (Decrease) in Net Assets Resulting from Operations	(32,969)	(22,597,360)	(11,109,100)	(2,994,857)

Increase (Decrease) in Net Assets from Contract Transactions	(28,253)	8,101,622	(6,823,729)	(6,049,305)

Total Increase (Decrease) in Net Assets	(61,222)	(14,495,738)	(17,932,829)	(9,044,162)

Net Assets as of December 31, 2022:	$384,531	$229,047,613	$47,702,927	$37,594,864

Investment Income:
Reinvested Dividends	5,247	2,029,389	618,489	1,853,101
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,884	3,185,334	778,368	526,200

Net Investment Income (Loss)	2,363	(1,155,945)	(159,879)	1,326,901

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	17,192	8,575,030	767,746	2,246,552
Realized Gain (Loss) on Investments	8,162	8,370,102	(3,193,315)	(605,855)

Net Realized Capital Gains (Losses) on Investments	25,354	16,945,132	(2,425,569)	1,640,697
Net Change in Unrealized Appreciation (Depreciation)	53,439	24,045,820	8,244,689	(617,156)

Net Gain (Loss) on Investment	78,793	40,990,952	5,819,120	1,023,541

Net Increase (Decrease) in Net Assets Resulting from Operations	81,156	39,835,007	5,659,241	2,350,442

Increase (Decrease) in Net Assets from Contract Transactions	41,808	(26,982,624)	(6,384,701)	(5,420,977)

Total Increase (Decrease) in Net Assets	122,964	12,852,383	(725,460)	(3,070,535)

Net Assets as of December 31, 2023:	$507,495	$241,899,996	$46,977,467	$34,524,329

See Accompanying Notes. (1) See Footnote 1	21

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Franklin Mutual Shares Class 2 Shares Subaccount	Franklin Templeton Foreign Class 2 Shares Subaccount	Invesco V.I. American Franchise Series II Shares Subaccount	Janus Henderson - Enterprise Service Shares Subaccount

Net Assets as of December 31, 2021:	$10,894,622	$15,047,838	$7,746,979	$21,479,782

Investment Income:
Reinvested Dividends	176,728	396,900	-	46,384
Investment Expense:
Mortality and Expense Risk and Administrative Charges	143,350	197,975	83,524	262,295

Net Investment Income (Loss)	33,378	198,925	(83,524)	(215,911)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,067,277	-	1,526,406	3,016,467
Realized Gain (Loss) on Investments	(22,623)	(189,628)	329,616	703,664

Net Realized Capital Gains (Losses) on Investments	1,044,654	(189,628)	1,856,022	3,720,131
Net Change in Unrealized Appreciation (Depreciation)	(2,026,350)	(1,347,402)	(4,146,674)	(7,143,734)

Net Gain (Loss) on Investment	(981,696)	(1,537,030)	(2,290,652)	(3,423,603)

Net Increase (Decrease) in Net Assets Resulting from Operations	(948,318)	(1,338,105)	(2,374,176)	(3,639,514)

Increase (Decrease) in Net Assets from Contract Transactions	(945,327)	(1,493,246)	(876,366)	(1,880,685)

Total Increase (Decrease) in Net Assets	(1,893,645)	(2,831,351)	(3,250,542)	(5,520,199)

Net Assets as of December 31, 2022:	$9,000,977	$12,216,487	$4,496,437	$15,959,583

Investment Income:
Reinvested Dividends	164,053	413,366	-	14,887
Investment Expense:
Mortality and Expense Risk and Administrative Charges	129,681	193,831	76,101	251,011

Net Investment Income (Loss)	34,372	219,535	(76,101)	(236,124)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	755,090	-	124,351	1,256,764
Realized Gain (Loss) on Investments	(260,145)	(124,644)	(10,157)	238,497

Net Realized Capital Gains (Losses) on Investments	494,945	(124,644)	114,194	1,495,261
Net Change in Unrealized Appreciation (Depreciation)	438,686	2,091,534	1,593,150	1,183,448

Net Gain (Loss) on Investment	933,631	1,966,890	1,707,344	2,678,709

Net Increase (Decrease) in Net Assets Resulting from Operations	968,003	2,186,425	1,631,243	2,442,585

Increase (Decrease) in Net Assets from Contract Transactions	(1,069,987)	(1,626,700)	(746,703)	(1,321,003)

Total Increase (Decrease) in Net Assets	(101,984)	559,725	884,540	1,121,582

Net Assets as of December 31, 2023:	$8,898,993	$12,776,212	$5,380,977	$17,081,165

See Accompanying Notes. (1) See Footnote 1	22

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Janus Henderson - Global Research Service Shares Subaccount	Janus Henderson - Mid Cap Value Service Shares Subaccount	MFS® New Discovery Service Class Subaccount	MFS® Total Return Service Class Subaccount

Net Assets as of December 31, 2021:	$23,620,614	$2,883,923	$43,959,107	$36,749,509

Investment Income:
Reinvested Dividends	274,765	30,789	-	454,970
Investment Expense:
Mortality and Expense Risk and Administrative Charges	277,857	38,154	459,552	457,454

Net Investment Income (Loss)	(3,092)	(7,365)	(459,552)	(2,484)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,018,007	215,129	10,786,382	2,705,790
Realized Gain (Loss) on Investments	1,158,946	(2,532)	(875,317)	1,054,458

Net Realized Capital Gains (Losses) on Investments	3,176,953	212,597	9,911,065	3,760,248
Net Change in Unrealized Appreciation (Depreciation)	(7,947,597)	(413,929)	(22,678,073)	(7,717,856)

Net Gain (Loss) on Investment	(4,770,644)	(201,332)	(12,767,008)	(3,957,608)

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,773,736)	(208,697)	(13,226,560)	(3,960,092)

Increase (Decrease) in Net Assets from Contract Transactions	(2,097,658)	(143,728)	(4,143,047)	(3,889,765)

Total Increase (Decrease) in Net Assets	(6,871,394)	(352,425)	(17,369,607)	(7,849,857)

Net Assets as of December 31, 2022:	$16,749,220	$2,531,498	$26,589,500	$28,899,652

Investment Income:
Reinvested Dividends	136,303	23,827	-	504,534
Investment Expense:
Mortality and Expense Risk and Administrative Charges	264,340	35,895	399,504	411,787

Net Investment Income (Loss)	(128,037)	(12,068)	(399,504)	92,747

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	520,105	72,366	-	1,204,212
Realized Gain (Loss) on Investments	1,031,023	4,947	(2,643,228)	427,099

Net Realized Capital Gains (Losses) on Investments	1,551,128	77,313	(2,643,228)	1,631,311
Net Change in Unrealized Appreciation (Depreciation)	2,476,023	164,682	6,192,946	559,435

Net Gain (Loss) on Investment	4,027,151	241,995	3,549,718	2,190,746

Net Increase (Decrease) in Net Assets Resulting from Operations	3,899,114	229,927	3,150,214	2,283,493

Increase (Decrease) in Net Assets from Contract Transactions	(1,931,500)	(173,792)	(3,024,145)	(3,211,029)

Total Increase (Decrease) in Net Assets	1,967,614	56,135	126,069	(927,536)

Net Assets as of December 31, 2023:	$18,716,834	$2,587,633	$26,715,569	$27,972,116

See Accompanying Notes. (1) See Footnote 1	23

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	NVIT Emerging Markets Class D Shares Subaccount	State Street Total Return V.I.S. Class 3 Shares Subaccount	TA 60/40 Allocation Service Class Subaccount	TA Aegon Bond Initial Class Subaccount

Net Assets as of December 31, 2021:	$19,211	$54,877,619	$52,314,019	$143,870,348

Investment Income:
Reinvested Dividends	12	168,369	494,747	3,179,120
Investment Expense:
Mortality and Expense Risk and Administrative Charges	66	682,879	548,362	1,900,799

Net Investment Income (Loss)	(54)	(514,510)	(53,615)	1,278,321

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	629,158	2,076,479	-
Realized Gain (Loss) on Investments	418	(1,954,195)	1,191,022	(3,151,494)

Net Realized Capital Gains (Losses) on Investments	418	(1,325,037)	3,267,501	(3,151,494)
Net Change in Unrealized Appreciation (Depreciation)	(4,870)	(7,540,764)	(11,150,708)	(20,499,163)

Net Gain (Loss) on Investment	(4,452)	(8,865,801)	(7,883,207)	(23,650,657)

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,506)	(9,380,311)	(7,936,822)	(22,372,336)

Increase (Decrease) in Net Assets from Contract Transactions	(8,090)	(6,953,937)	1,219,700	(13,913,864)

Total Increase (Decrease) in Net Assets	(12,596)	(16,334,248)	(6,717,122)	(36,286,200)

Net Assets as of December 31, 2022:	$6,615	$38,543,371	$45,596,897	$107,584,148

Investment Income:
Reinvested Dividends	40	758,902	720,380	980,606
Investment Expense:
Mortality and Expense Risk and Administrative Charges	19	604,202	640,737	1,657,146

Net Investment Income (Loss)	21	154,700	79,643	(676,540)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(48)	(1,554,418)	358,850	(3,479,869)

Net Realized Capital Gains (Losses) on Investments	(48)	(1,554,418)	358,850	(3,479,869)
Net Change in Unrealized Appreciation (Depreciation)	258	6,207,904	7,103,130	9,106,404

Net Gain (Loss) on Investment	210	4,653,486	7,461,980	5,626,535

Net Increase (Decrease) in Net Assets Resulting from Operations	231	4,808,186	7,541,623	4,949,995

Increase (Decrease) in Net Assets from Contract Transactions	(4,018)	(4,537,310)	13,818,523	(5,527,775)

Total Increase (Decrease) in Net Assets	(3,787)	270,876	21,360,146	(577,780)

Net Assets as of December 31, 2023:	$2,828	$38,814,247	$66,957,043	$107,006,368

See Accompanying Notes. (1) See Footnote 1	24

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA Aegon Bond Service Class Subaccount	TA Aegon Core Bond Service Class Subaccount	TA Aegon High Yield Bond Initial Class Subaccount	TA Aegon High Yield Bond Service Class Subaccount

Net Assets as of December 31, 2021:	$663,798,024	$305,664,647	$57,983,166	$150,400,166

Investment Income:
Reinvested Dividends	12,836,377	6,104,411	2,842,969	6,823,000
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,332,653	3,249,650	733,862	1,715,026

Net Investment Income (Loss)	5,503,724	2,854,761	2,109,107	5,107,974

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,093,783	-	-
Realized Gain (Loss) on Investments	(17,876,064)	(6,633,403)	(1,107,694)	(3,515,623)

Net Realized Capital Gains (Losses) on Investments	(17,876,064)	(5,539,620)	(1,107,694)	(3,515,623)
Net Change in Unrealized Appreciation (Depreciation)	(90,566,809)	(38,769,972)	(7,937,406)	(19,976,289)

Net Gain (Loss) on Investment	(108,442,873)	(44,309,592)	(9,045,100)	(23,491,912)

Net Increase (Decrease) in Net Assets Resulting from Operations	(102,939,149)	(41,454,831)	(6,935,993)	(18,383,938)

Increase (Decrease) in Net Assets from Contract Transactions	(80,737,886)	(32,160,662)	(6,242,413)	(20,211,373)

Total Increase (Decrease) in Net Assets	(183,677,035)	(73,615,493)	(13,178,406)	(38,595,311)

Net Assets as of December 31, 2022:	$480,120,989	$232,049,154	$44,804,760	$111,804,855

Investment Income:
Reinvested Dividends	2,890,295	5,097,451	2,045,842	4,638,520
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,080,318	2,834,075	672,381	1,497,891

Net Investment Income (Loss)	(3,190,023)	2,263,376	1,373,461	3,140,629

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(16,293,830)	(6,266,919)	(1,002,742)	(2,782,714)

Net Realized Capital Gains (Losses) on Investments	(16,293,830)	(6,266,919)	(1,002,742)	(2,782,714)
Net Change in Unrealized Appreciation (Depreciation)	40,518,427	13,862,739	3,712,300	9,533,035

Net Gain (Loss) on Investment	24,224,597	7,595,820	2,709,558	6,750,321

Net Increase (Decrease) in Net Assets Resulting from Operations	21,034,574	9,859,196	4,083,019	9,890,950

Increase (Decrease) in Net Assets from Contract Transactions	(53,812,249)	(13,293,344)	(2,985,550)	(8,362,880)

Total Increase (Decrease) in Net Assets	(32,777,675)	(3,434,148)	1,097,469	1,528,070

Net Assets as of December 31, 2023:	$447,343,314	$228,615,006	$45,902,229	$113,332,925

See Accompanying Notes. (1) See Footnote 1	25

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA Aegon Sustainable Equity Income Initial Class Subaccount	TA Aegon Sustainable Equity Income Service Class Subaccount	TA Aegon U.S. Government Securities Initial Class Subaccount	TA Aegon U.S. Government Securities Service Class Subaccount

Net Assets as of December 31, 2021:	$249,624,211	$148,018,510	$63,545,934	$193,536,432

Investment Income:
Reinvested Dividends	4,487,342	2,273,087	582,928	1,956,528
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,083,841	1,689,264	879,886	3,195,378

Net Investment Income (Loss)	1,403,501	583,823	(296,958)	(1,238,850)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	7,281,163	4,293,467	-	-
Realized Gain (Loss) on Investments	3,149,966	(5,865,717)	(2,852,885)	(14,302,880)

Net Realized Capital Gains (Losses) on Investments	10,431,129	(1,572,250)	(2,852,885)	(14,302,880)
Net Change in Unrealized Appreciation (Depreciation)	(43,476,428)	(18,536,348)	(5,717,465)	(18,088,838)

Net Gain (Loss) on Investment	(33,045,299)	(20,108,598)	(8,570,350)	(32,391,718)

Net Increase (Decrease) in Net Assets Resulting from Operations	(31,641,798)	(19,524,775)	(8,867,308)	(33,630,568)

Increase (Decrease) in Net Assets from Contract Transactions	(22,245,819)	(16,085,391)	(5,390,671)	98,715,765

Total Increase (Decrease) in Net Assets	(53,887,617)	(35,610,166)	(14,257,979)	65,085,197

Net Assets as of December 31, 2022:	$195,736,594	$112,408,344	$49,287,955	$258,621,629

Investment Income:
Reinvested Dividends	3,955,678	1,987,128	849,722	3,298,194
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,696,929	1,442,211	782,566	3,215,045

Net Investment Income (Loss)	1,258,749	544,917	67,156	83,149

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(2,082,675)	(4,775,751)	(2,779,480)	(12,103,539)

Net Realized Capital Gains (Losses) on Investments	(2,082,675)	(4,775,751)	(2,779,480)	(12,103,539)
Net Change in Unrealized Appreciation (Depreciation)	8,602,578	8,599,614	3,823,220	17,846,217

Net Gain (Loss) on Investment	6,519,903	3,823,863	1,043,740	5,742,678

Net Increase (Decrease) in Net Assets Resulting from Operations	7,778,652	4,368,780	1,110,896	5,825,827

Increase (Decrease) in Net Assets from Contract Transactions	(23,082,126)	(11,849,523)	(2,742,378)	(58,549,597)

Total Increase (Decrease) in Net Assets	(15,303,474)	(7,480,743)	(1,631,482)	(52,723,770)

Net Assets as of December 31, 2023:	$180,433,120	$104,927,601	$47,656,473	$205,897,859

See Accompanying Notes. (1) See Footnote 1	26

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA American Funds Managed Risk - Balanced Service Class Subaccount	TA BlackRock Government Money Market Initial Class Subaccount	TA BlackRock Government Money Market Service Class Subaccount	TA BlackRock iShares Active Asset Allocation - Conservative Service Class Subaccount

Net Assets as of December 31, 2021:	$1,026,960,363	$101,398,175	$503,096,558	$295,146,037

Investment Income:
Reinvested Dividends	13,282,125	1,577,637	8,534,105	3,115,998
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,487,279	1,748,880	7,539,393	3,095,760

Net Investment Income (Loss)	1,794,846	(171,243)	994,712	20,238

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,868,510	-	-	31,937,815
Realized Gain (Loss) on Investments	14,040,839	-	-	(3,622,804)

Net Realized Capital Gains (Losses) on Investments	17,909,349	-	-	28,315,011
Net Change in Unrealized Appreciation (Depreciation)	(146,903,031)	-	-	(75,038,841)

Net Gain (Loss) on Investment	(128,993,682)	-	-	(46,723,830)

Net Increase (Decrease) in Net Assets Resulting from Operations	(127,198,836)	(171,243)	994,712	(46,703,592)

Increase (Decrease) in Net Assets from Contract Transactions	(69,397,366)	12,840,736	117,756,076	(31,350,363)

Total Increase (Decrease) in Net Assets	(196,596,202)	12,669,493	118,750,788	(78,053,955)

Net Assets as of December 31, 2022:	$830,364,161	$114,067,668	$621,847,346	$217,092,082

Investment Income:
Reinvested Dividends	17,557,937	5,467,425	27,669,281	3,055,410
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,526,559	1,833,424	7,880,399	2,654,280

Net Investment Income (Loss)	7,031,378	3,634,001	19,788,882	401,130

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	112,274,146	-	-	-
Realized Gain (Loss) on Investments	5,950,646	-	-	(8,566,332)

Net Realized Capital Gains (Losses) on Investments	118,224,792	-	-	(8,566,332)
Net Change in Unrealized Appreciation (Depreciation)	(55,979,434)	-	-	25,368,480

Net Gain (Loss) on Investment	62,245,358	-	-	16,802,148

Net Increase (Decrease) in Net Assets Resulting from Operations	69,276,736	3,634,001	19,788,882	17,203,278

Increase (Decrease) in Net Assets from Contract Transactions	(78,859,114)	(3,632,445)	(59,673,054)	(29,300,244)

Total Increase (Decrease) in Net Assets	(9,582,378)	1,556	(39,884,172)	(12,096,966)

Net Assets as of December 31, 2023:	$820,781,783	$114,069,224	$581,963,174	$204,995,116

See Accompanying Notes. (1) See Footnote 1	27

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA BlackRock iShares Active Asset Allocation - Moderate Service Class Subaccount	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class Subaccount	TA BlackRock iShares Dynamic Allocation - Balanced Service Class Subaccount	TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class Subaccount

Net Assets as of December 31, 2021:	$1,170,053,110	$415,067,378	$935,484,103	$405,229,493

Investment Income:
Reinvested Dividends	12,552,464	4,239,996	8,869,436	3,716,982
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,446,126	4,483,229	10,062,518	4,448,842

Net Investment Income (Loss)	106,338	(243,233)	(1,193,082)	(731,860)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	116,907,967	14,538,519	57,239,867	30,670,569
Realized Gain (Loss) on Investments	(15,545,732)	(9,872,524)	(14,682,604)	(4,742,964)

Net Realized Capital Gains (Losses) on Investments	101,362,235	4,665,995	42,557,263	25,927,605
Net Change in Unrealized Appreciation (Depreciation)	(307,900,281)	(82,466,783)	(195,409,236)	(95,910,539)

Net Gain (Loss) on Investment	(206,538,046)	(77,800,788)	(152,851,973)	(69,982,934)

Net Increase (Decrease) in Net Assets Resulting from Operations	(206,431,708)	(78,044,021)	(154,045,055)	(70,714,794)

Increase (Decrease) in Net Assets from Contract Transactions	(109,417,391)	(45,191,346)	(85,957,915)	(40,568,770)

Total Increase (Decrease) in Net Assets	(315,849,099)	(123,235,367)	(240,002,970)	(111,283,564)

Net Assets as of December 31, 2022:	$854,204,011	$291,832,011	$695,481,133	$293,945,929

Investment Income:
Reinvested Dividends	12,602,777	4,102,617	9,533,569	3,806,899
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,958,613	3,981,214	8,824,859	3,989,577

Net Investment Income (Loss)	1,644,164	121,403	708,710	(182,678)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(29,834,490)	(8,124,783)	(22,763,743)	(6,345,357)

Net Realized Capital Gains (Losses) on Investments	(29,834,490)	(8,124,783)	(22,763,743)	(6,345,357)
Net Change in Unrealized Appreciation (Depreciation)	123,681,049	52,232,593	94,394,008	49,920,328

Net Gain (Loss) on Investment	93,846,559	44,107,810	71,630,265	43,574,971

Net Increase (Decrease) in Net Assets Resulting from Operations	95,490,723	44,229,213	72,338,975	43,392,293

Increase (Decrease) in Net Assets from Contract Transactions	(80,017,878)	(31,049,176)	(92,998,692)	(35,156,526)

Total Increase (Decrease) in Net Assets	15,472,845	13,180,037	(20,659,717)	8,235,767

Net Assets as of December 31, 2023:	$869,676,856	$305,012,048	$674,821,416	$302,181,696

See Accompanying Notes. (1) See Footnote 1	28

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA BlackRock iShares Edge 100 Service Class Subaccount	TA BlackRock iShares Edge 40 Initial Class Subaccount	TA BlackRock iShares Edge 40 Service Class Subaccount	TA BlackRock iShares Edge 50 Service Class Subaccount

Net Assets as of December 31, 2021:	$71,242,476	$18,704,737	$278,799,836	$495,078,284

Investment Income:
Reinvested Dividends	735,030	300,849	3,569,382	5,645,306
Investment Expense:
Mortality and Expense Risk and Administrative Charges	697,416	240,902	3,054,698	5,002,886

Net Investment Income (Loss)	37,614	59,947	514,684	642,420

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,229,202	654,749	9,320,736	10,387,765
Realized Gain (Loss) on Investments	1,510,417	(136,309)	(180,939)	3,071,795

Net Realized Capital Gains (Losses) on Investments	3,739,619	518,440	9,139,797	13,459,560
Net Change in Unrealized Appreciation (Depreciation)	(15,801,818)	(3,432,145)	(51,435,145)	(90,498,680)

Net Gain (Loss) on Investment	(12,062,199)	(2,913,705)	(42,295,348)	(77,039,120)

Net Increase (Decrease) in Net Assets Resulting from Operations	(12,024,585)	(2,853,758)	(41,780,664)	(76,396,700)

Increase (Decrease) in Net Assets from Contract Transactions	(3,085,437)	(1,001,494)	(34,372,697)	(15,814,135)

Total Increase (Decrease) in Net Assets	(15,110,022)	(3,855,252)	(76,153,361)	(92,210,835)

Net Assets as of December 31, 2022:	$56,132,454	$14,849,485	$202,646,475	$402,867,449

Investment Income:
Reinvested Dividends	1,097,531	332,680	3,876,104	6,888,928
Investment Expense:
Mortality and Expense Risk and Administrative Charges	660,883	223,693	2,589,871	4,601,143

Net Investment Income (Loss)	436,648	108,987	1,286,233	2,287,785

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	8,473,190	226,256	3,025,086	2,904,660
Realized Gain (Loss) on Investments	30,886	(274,659)	(2,535,665)	1,193,048

Net Realized Capital Gains (Losses) on Investments	8,504,076	(48,403)	489,421	4,097,708
Net Change in Unrealized Appreciation (Depreciation)	(1,785,039)	1,037,903	12,312,931	25,808,021

Net Gain (Loss) on Investment	6,719,037	989,500	12,802,352	29,905,729

Net Increase (Decrease) in Net Assets Resulting from Operations	7,155,685	1,098,487	14,088,585	32,193,514

Increase (Decrease) in Net Assets from Contract Transactions	(2,145,028)	(1,155,775)	(25,847,658)	(35,907,286)

Total Increase (Decrease) in Net Assets	5,010,657	(57,288)	(11,759,073)	(3,713,772)

Net Assets as of December 31, 2023:	$61,143,111	$14,792,197	$190,887,402	$399,153,677

See Accompanying Notes. (1) See Footnote 1	29

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA BlackRock iShares Edge 75 Service Class Subaccount	TA BlackRock Real Estate Securities Initial Class Subaccount	TA BlackRock Real Estate Securities Service Class Subaccount	TA BlackRock Tactical Allocation Service Class Subaccount

Net Assets as of December 31, 2021:	$182,158,515	$37,581,657	$96,045,926	$1,153,148,970

Investment Income:
Reinvested Dividends	2,031,467	944,819	2,184,012	34,227,326
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,891,828	422,532	1,030,305	12,974,305

Net Investment Income (Loss)	139,639	522,287	1,153,707	21,253,021

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,497,783	-	-	79,048,233
Realized Gain (Loss) on Investments	3,288,287	(646,632)	(1,650,261)	(17,083,696)

Net Realized Capital Gains (Losses) on Investments	9,786,070	(646,632)	(1,650,261)	61,964,537
Net Change in Unrealized Appreciation (Depreciation)	(38,612,124)	(10,141,438)	(26,852,513)	(277,167,704)

Net Gain (Loss) on Investment	(28,826,054)	(10,788,070)	(28,502,774)	(215,203,167)

Net Increase (Decrease) in Net Assets Resulting from Operations	(28,686,415)	(10,265,783)	(27,349,067)	(193,950,146)

Increase (Decrease) in Net Assets from Contract Transactions	(12,244,288)	(4,094,570)	(5,342,994)	(120,666,220)

Total Increase (Decrease) in Net Assets	(40,930,703)	(14,360,353)	(32,692,061)	(314,616,366)

Net Assets as of December 31, 2022:	$141,227,812	$23,221,304	$63,353,865	$838,532,604

Investment Income:
Reinvested Dividends	2,427,572	1,335,730	3,280,921	20,235,851
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,716,611	336,122	845,004	11,325,754

Net Investment Income (Loss)	710,961	999,608	2,435,917	8,910,097

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,301,488	-	-	30,016,208
Realized Gain (Loss) on Investments	1,368,899	(1,126,945)	(3,283,367)	(26,470,145)

Net Realized Capital Gains (Losses) on Investments	5,670,387	(1,126,945)	(3,283,367)	3,546,063
Net Change in Unrealized Appreciation (Depreciation)	7,439,392	2,623,883	7,832,949	90,342,079

Net Gain (Loss) on Investment	13,109,779	1,496,938	4,549,582	93,888,142

Net Increase (Decrease) in Net Assets Resulting from Operations	13,820,740	2,496,546	6,985,499	102,798,239

Increase (Decrease) in Net Assets from Contract Transactions	(20,135,729)	(2,098,887)	(4,431,360)	(119,981,218)

Total Increase (Decrease) in Net Assets	(6,314,989)	397,659	2,554,139	(17,182,979)

Net Assets as of December 31, 2023:	$134,912,823	$23,618,963	$65,908,004	$821,349,625

See Accompanying Notes. (1) See Footnote 1	30

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA Goldman Sachs 70/30 Service Class Subaccount	TA Goldman Sachs Managed Risk - Balanced ETF Service Class Subaccount	TA Goldman Sachs Managed Risk - Conservative ETF Service Class Subaccount	TA Goldman Sachs Managed Risk - Growth ETF Service Class Subaccount

Net Assets as of December 31, 2021:	$1,822,679	$5,086,400,083	$576,424,580	$2,218,534,421

Investment Income:
Reinvested Dividends	41,043	63,014,171	7,706,416	25,939,206
Investment Expense:
Mortality and Expense Risk and Administrative Charges	23,987	52,618,688	6,046,975	24,313,196

Net Investment Income (Loss)	17,056	10,395,483	1,659,441	1,626,010

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	132,768	105,070,583	7,198,661	108,962,556
Realized Gain (Loss) on Investments	(10,689)	5,219,153	(3,348,403)	(13,496,013)

Net Realized Capital Gains (Losses) on Investments	122,079	110,289,736	3,850,258	95,466,543
Net Change in Unrealized Appreciation (Depreciation)	(551,547)	(879,604,477)	(77,955,255)	(437,348,062)

Net Gain (Loss) on Investment	(429,468)	(769,314,741)	(74,104,997)	(341,881,519)

Net Increase (Decrease) in Net Assets Resulting from Operations	(412,412)	(758,919,258)	(72,445,556)	(340,255,509)

Increase (Decrease) in Net Assets from Contract Transactions	829,629	(474,444,375)	(66,020,410)	(188,961,873)

Total Increase (Decrease) in Net Assets	417,217	(1,233,363,633)	(138,465,966)	(529,217,382)

Net Assets as of December 31, 2022:	$2,239,896	$3,853,036,450	$437,958,614	$1,689,317,039

Investment Income:
Reinvested Dividends	44,663	56,017,386	7,452,944	24,275,331
Investment Expense:
Mortality and Expense Risk and Administrative Charges	32,302	47,195,863	5,302,320	22,307,753

Net Investment Income (Loss)	12,361	8,821,523	2,150,624	1,967,578

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	49,084	258,842,297	19,951,464	44,423,350
Realized Gain (Loss) on Investments	(33,901)	(19,620,853)	(5,310,130)	(10,640,047)

Net Realized Capital Gains (Losses) on Investments	15,183	239,221,444	14,641,334	33,783,303
Net Change in Unrealized Appreciation (Depreciation)	384,812	175,674,636	20,269,228	218,732,306

Net Gain (Loss) on Investment	399,995	414,896,080	34,910,562	252,515,609

Net Increase (Decrease) in Net Assets Resulting from Operations	412,356	423,717,603	37,061,186	254,483,187

Increase (Decrease) in Net Assets from Contract Transactions	1,434,179	(471,808,901)	(57,946,852)	(224,060,817)

Total Increase (Decrease) in Net Assets	1,846,535	(48,091,298)	(20,885,666)	30,422,370

Net Assets as of December 31, 2023:	$4,086,431	$3,804,945,152	$417,072,948	$1,719,739,409

See Accompanying Notes. (1) See Footnote 1	31

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA Great Lakes Advisors Large Cap Value Service Class Subaccount	TA International Focus Initial Class Subaccount	TA International Focus Service Class Subaccount	TA Janus Balanced Service Class Subaccount

Net Assets as of December 31, 2021:	$43,772,055	$78,746,427	$123,852,336	$1,132,349,414

Investment Income:
Reinvested Dividends	143,624	1,824,838	2,658,482	7,629,455
Investment Expense:
Mortality and Expense Risk and Administrative Charges	619,497	914,798	1,283,612	12,452,389

Net Investment Income (Loss)	(475,873)	910,040	1,374,870	(4,822,934)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,715,187	3,195,515	5,182,933	108,334,110
Realized Gain (Loss) on Investments	3,663,725	197,097	(1,401,506)	30,898,092

Net Realized Capital Gains (Losses) on Investments	5,378,912	3,392,612	3,781,427	139,232,202
Net Change in Unrealized Appreciation (Depreciation)	(9,315,041)	(20,772,529)	(31,272,636)	(331,234,693)

Net Gain (Loss) on Investment	(3,936,129)	(17,379,917)	(27,491,209)	(192,002,491)

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,412,002)	(16,469,877)	(26,116,339)	(196,825,425)

Increase (Decrease) in Net Assets from Contract Transactions	12,070,867	(5,303,182)	(8,990,756)	(114,898,544)

Total Increase (Decrease) in Net Assets	7,658,865	(21,773,059)	(35,107,095)	(311,723,969)

Net Assets as of December 31, 2022:	$51,430,920	$56,973,368	$88,745,241	$820,625,445

Investment Income:
Reinvested Dividends	454,942	1,141,373	1,535,598	9,308,739
Investment Expense:
Mortality and Expense Risk and Administrative Charges	651,152	852,134	1,163,666	11,116,012

Net Investment Income (Loss)	(196,210)	289,239	371,932	(1,807,273)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,423,096	-	-	23,962,260
Realized Gain (Loss) on Investments	796,720	(694,627)	(545,861)	14,984,453

Net Realized Capital Gains (Losses) on Investments	3,219,816	(694,627)	(545,861)	38,946,713
Net Change in Unrealized Appreciation (Depreciation)	2,601,245	6,343,695	9,213,517	66,855,234

Net Gain (Loss) on Investment	5,821,061	5,649,068	8,667,656	105,801,947

Net Increase (Decrease) in Net Assets Resulting from Operations	5,624,851	5,938,307	9,039,588	103,994,674

Increase (Decrease) in Net Assets from Contract Transactions	(3,202,794)	(4,389,063)	(9,824,790)	(94,674,499)

Total Increase (Decrease) in Net Assets	2,422,057	1,549,244	(785,202)	9,320,175

Net Assets as of December 31, 2023:	$53,852,977	$58,522,612	$87,960,039	$829,945,620

See Accompanying Notes. (1) See Footnote 1	32

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA Janus Mid-Cap Growth Initial Class Subaccount	TA Janus Mid-Cap Growth Service Class Subaccount	TA JPMorgan Asset Allocation - Conservative Initial Class Subaccount	TA JPMorgan Asset Allocation - Conservative Service Class Subaccount

Net Assets as of December 31, 2021:	$82,603,363	$217,859,738	$148,147,123	$927,848,971

Investment Income:
Reinvested Dividends	-	-	6,818,800	40,620,689
Investment Expense:
Mortality and Expense Risk and Administrative Charges	997,157	2,289,076	1,946,655	10,206,666

Net Investment Income (Loss)	(997,157)	(2,289,076)	4,872,145	30,414,023

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	9,819,875	27,461,509	11,225,668	70,848,822
Realized Gain (Loss) on Investments	2,959,908	1,424,278	(1,965,901)	(12,314,713)

Net Realized Capital Gains (Losses) on Investments	12,779,783	28,885,787	9,259,767	58,534,109
Net Change in Unrealized Appreciation (Depreciation)	(26,348,045)	(64,980,015)	(37,869,363)	(238,581,663)

Net Gain (Loss) on Investment	(13,568,262)	(36,094,228)	(28,609,596)	(180,047,554)

Net Increase (Decrease) in Net Assets Resulting from Operations	(14,565,419)	(38,383,304)	(23,737,451)	(149,633,531)

Increase (Decrease) in Net Assets from Contract Transactions	(7,469,037)	(22,345,268)	(13,632,260)	(103,359,493)

Total Increase (Decrease) in Net Assets	(22,034,456)	(60,728,572)	(37,369,711)	(252,993,024)

Net Assets as of December 31, 2022:	$60,568,907	$157,131,166	$110,777,412	$674,855,947

Investment Income:
Reinvested Dividends	-	-	2,490,441	12,497,614
Investment Expense:
Mortality and Expense Risk and Administrative Charges	960,155	2,159,605	1,725,296	8,403,113

Net Investment Income (Loss)	(960,155)	(2,159,605)	765,145	4,094,501

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	11,217,967	30,995,444	-	-
Realized Gain (Loss) on Investments	591,946	(3,288,719)	(5,364,202)	(30,649,538)

Net Realized Capital Gains (Losses) on Investments	11,809,913	27,706,725	(5,364,202)	(30,649,538)
Net Change in Unrealized Appreciation (Depreciation)	(1,895,592)	(2,007,116)	9,994,300	58,748,890

Net Gain (Loss) on Investment	9,914,321	25,699,609	4,630,098	28,099,352

Net Increase (Decrease) in Net Assets Resulting from Operations	8,954,166	23,540,004	5,395,243	32,193,853

Increase (Decrease) in Net Assets from Contract Transactions	(3,653,758)	(5,697,749)	(9,211,428)	(93,331,999)

Total Increase (Decrease) in Net Assets	5,300,408	17,842,255	(3,816,185)	(61,138,146)

Net Assets as of December 31, 2023:	$65,869,315	$174,973,421	$106,961,227	$613,717,801

See Accompanying Notes. (1) See Footnote 1	33

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA JPMorgan Asset Allocation - Growth Initial Class Subaccount	TA JPMorgan Asset Allocation - Growth Service Class Subaccount	TA JPMorgan Asset Allocation - Moderate Initial Class Subaccount	TA JPMorgan Asset Allocation - Moderate Service Class Subaccount

Net Assets as of December 31, 2021:	$291,759,374	$277,338,674	$338,721,084	$6,100,877,248

Investment Income:
Reinvested Dividends	13,575,139	12,796,796	14,556,489	257,066,523
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,546,652	2,965,473	4,323,544	64,428,173

Net Investment Income (Loss)	10,028,487	9,831,323	10,232,945	192,638,350

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	45,453,371	45,196,316	26,905,391	503,996,286
Realized Gain (Loss) on Investments	3,196,863	(2,684,803)	2,084,817	(13,537,726)

Net Realized Capital Gains (Losses) on Investments	48,650,234	42,511,513	28,990,208	490,458,560
Net Change in Unrealized Appreciation (Depreciation)	(126,434,408)	(117,576,164)	(95,937,493)	(1,711,357,151)

Net Gain (Loss) on Investment	(77,784,174)	(75,064,651)	(66,947,285)	(1,220,898,591)

Net Increase (Decrease) in Net Assets Resulting from Operations	(67,755,687)	(65,233,328)	(56,714,340)	(1,028,260,241)

Increase (Decrease) in Net Assets from Contract Transactions	(21,537,585)	(14,059,622)	(31,695,283)	(489,712,530)

Total Increase (Decrease) in Net Assets	(89,293,272)	(79,292,950)	(88,409,623)	(1,517,972,771)

Net Assets as of December 31, 2022:	$202,466,102	$198,045,724	$250,311,461	$4,582,904,477

Investment Income:
Reinvested Dividends	3,649,330	3,058,733	5,147,799	81,226,292
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,276,912	2,743,740	3,849,957	55,968,671

Net Investment Income (Loss)	372,418	314,993	1,297,842	25,257,621

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,974,335	2,946,566	1,858,995	33,941,306
Realized Gain (Loss) on Investments	(4,496,223)	(8,715,163)	(6,372,178)	(99,739,400)

Net Realized Capital Gains (Losses) on Investments	(1,521,888)	(5,768,597)	(4,513,183)	(65,798,094)
Net Change in Unrealized Appreciation (Depreciation)	37,474,287	40,244,548	20,760,768	357,551,050

Net Gain (Loss) on Investment	35,952,399	34,475,951	16,247,585	291,752,956

Net Increase (Decrease) in Net Assets Resulting from Operations	36,324,817	34,790,944	17,545,427	317,010,577

Increase (Decrease) in Net Assets from Contract Transactions	(12,981,151)	(15,060,452)	(16,267,934)	(476,606,628)

Total Increase (Decrease) in Net Assets	23,343,666	19,730,492	1,277,493	(159,596,051)

Net Assets as of December 31, 2023:	$225,809,768	$217,776,216	$251,588,954	$4,423,308,426

See Accompanying Notes. (1) See Footnote 1	34

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA JPMorgan Asset Allocation - Moderate Growth Initial Class Subaccount	TA JPMorgan Asset Allocation - Moderate Growth Service Class Subaccount	TA JPMorgan Enhanced Index Initial Class Subaccount	TA JPMorgan Enhanced Index Service Class Subaccount

Net Assets as of December 31, 2021:	$487,440,782	$3,313,249,689	$152,720,740	$120,395,636

Investment Income:
Reinvested Dividends	21,097,683	137,891,176	854,164	399,815
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,148,730	38,077,522	1,946,089	1,317,395

Net Investment Income (Loss)	14,948,953	99,813,654	(1,091,925)	(917,580)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	53,899,417	373,993,232	15,062,252	11,881,862
Realized Gain (Loss) on Investments	3,708,492	8,453,157	2,449,169	907,609

Net Realized Capital Gains (Losses) on Investments	57,607,909	382,446,389	17,511,421	12,789,471
Net Change in Unrealized Appreciation (Depreciation)	(160,483,978)	(1,083,030,003)	(45,829,755)	(35,207,894)

Net Gain (Loss) on Investment	(102,876,069)	(700,583,614)	(28,318,334)	(22,418,423)

Net Increase (Decrease) in Net Assets Resulting from Operations	(87,927,116)	(600,769,960)	(29,410,259)	(23,336,003)

Increase (Decrease) in Net Assets from Contract Transactions	(36,670,148)	(305,950,895)	(8,743,451)	(6,637,332)

Total Increase (Decrease) in Net Assets	(124,597,264)	(906,720,855)	(38,153,710)	(29,973,335)

Net Assets as of December 31, 2022:	$362,843,518	$2,406,528,834	$114,567,030	$90,422,301

Investment Income:
Reinvested Dividends	7,070,209	39,929,255	1,010,755	602,033
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,551,652	32,757,662	1,885,597	1,339,412

Net Investment Income (Loss)	1,518,557	7,171,593	(874,842)	(737,379)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	15,646,665	103,272,522	5,814,717	4,848,237
Realized Gain (Loss) on Investments	(12,083,754)	(80,451,847)	1,762,377	35,619

Net Realized Capital Gains (Losses) on Investments	3,562,911	22,820,675	7,577,094	4,883,856
Net Change in Unrealized Appreciation (Depreciation)	30,922,998	197,490,469	21,727,761	18,590,703

Net Gain (Loss) on Investment	34,485,909	220,311,144	29,304,855	23,474,559

Net Increase (Decrease) in Net Assets Resulting from Operations	36,004,466	227,482,737	28,430,013	22,737,180

Increase (Decrease) in Net Assets from Contract Transactions	(32,642,186)	(325,623,391)	(6,772,669)	(84,940)

Total Increase (Decrease) in Net Assets	3,362,280	(98,140,654)	21,657,344	22,652,240

Net Assets as of December 31, 2023:	$366,205,798	$2,308,388,180	$136,224,374	$113,074,541

See Accompanying Notes. (1) See Footnote 1	35

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA JPMorgan International Moderate Growth Initial Class Subaccount	TA JPMorgan International Moderate Growth Service Class Subaccount	TA JPMorgan Mid Cap Value Service Class Subaccount	TA JPMorgan Tactical Allocation Service Class Subaccount

Net Assets as of December 31, 2021:	$122,510	$526,796,115	$275,957,681	$1,248,715,111

Investment Income:
Reinvested Dividends	5,482	20,025,164	1,339,392	15,968,050
Investment Expense:
Mortality and Expense Risk and Administrative Charges	475	5,948,186	3,282,969	12,697,282

Net Investment Income (Loss)	5,007	14,076,978	(1,943,577)	3,270,768

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	8,988	35,107,638	45,164,367	108,591,122
Realized Gain (Loss) on Investments	(20)	4,674,527	2,488,282	(3,590,820)

Net Realized Capital Gains (Losses) on Investments	8,968	39,782,165	47,652,649	105,000,302
Net Change in Unrealized Appreciation (Depreciation)	(35,615)	(148,796,064)	(72,214,501)	(302,346,453)

Net Gain (Loss) on Investment	(26,647)	(109,013,899)	(24,561,852)	(197,346,151)

Net Increase (Decrease) in Net Assets Resulting from Operations	(21,640)	(94,936,921)	(26,505,429)	(194,075,383)

Increase (Decrease) in Net Assets from Contract Transactions	898	(53,885,089)	(25,214,641)	(110,903,003)

Total Increase (Decrease) in Net Assets	(20,742)	(148,822,010)	(51,720,070)	(304,978,386)

Net Assets as of December 31, 2022:	$101,768	$377,974,105	$224,237,611	$943,736,725

Investment Income:
Reinvested Dividends	1,705	4,808,457	2,680,841	13,893,321
Investment Expense:
Mortality and Expense Risk and Administrative Charges	468	5,087,824	2,885,545	11,030,763

Net Investment Income (Loss)	1,237	(279,367)	(204,704)	2,862,558

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	20,208,963	-
Realized Gain (Loss) on Investments	(28)	(3,188,051)	(5,228,657)	(18,582,849)

Net Realized Capital Gains (Losses) on Investments	(28)	(3,188,051)	14,980,306	(18,582,849)
Net Change in Unrealized Appreciation (Depreciation)	7,572	28,306,468	3,670,652	79,022,706

Net Gain (Loss) on Investment	7,544	25,118,417	18,650,958	60,439,857

Net Increase (Decrease) in Net Assets Resulting from Operations	8,781	24,839,050	18,446,254	63,302,415

Increase (Decrease) in Net Assets from Contract Transactions	(1,469)	(49,624,166)	(22,123,814)	(101,223,052)

Total Increase (Decrease) in Net Assets	7,312	(24,785,116)	(3,677,560)	(37,920,637)

Net Assets as of December 31, 2023:	$109,080	$353,188,989	$220,560,051	$905,816,088

See Accompanying Notes. (1) See Footnote 1	36

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA Madison Diversified Income Service Class Subaccount	TA Market Participation Strategy Service Class Subaccount	TA Morgan Stanley Global Allocation Service Class Subaccount	TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class Subaccount

Net Assets as of December 31, 2021:	$169,105,407	$426,246,408	$1,114,949,967	$283,342,932

Investment Income:
Reinvested Dividends	2,406,463	118,102	749,419	35,751,887
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,901,354	4,782,364	12,416,226	3,061,145

Net Investment Income (Loss)	505,109	(4,664,262)	(11,666,807)	32,690,742

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	20,659,803	84,701,365	138,636,495	-
Realized Gain (Loss) on Investments	1,197,267	(3,205,900)	8,001,840	(2,141,469)

Net Realized Capital Gains (Losses) on Investments	21,857,070	81,495,465	146,638,335	(2,141,469)
Net Change in Unrealized Appreciation (Depreciation)	(41,352,357)	(144,135,259)	(337,894,475)	(78,224,805)

Net Gain (Loss) on Investment	(19,495,287)	(62,639,794)	(191,256,140)	(80,366,274)

Net Increase (Decrease) in Net Assets Resulting from Operations	(18,990,178)	(67,304,056)	(202,922,947)	(47,675,532)

Increase (Decrease) in Net Assets from Contract Transactions	(12,790,442)	(46,461,375)	(110,720,637)	(22,537,342)

Total Increase (Decrease) in Net Assets	(31,780,620)	(113,765,431)	(313,643,584)	(70,212,874)

Net Assets as of December 31, 2022:	$137,324,787	$312,480,977	$801,306,383	$213,130,058

Investment Income:
Reinvested Dividends	2,528,436	1,222,111	-	39,148,042
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,673,810	4,170,377	10,712,229	2,663,275

Net Investment Income (Loss)	854,626	(2,948,266)	(10,712,229)	36,484,767

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,655,800	-	28,276,029	-
Realized Gain (Loss) on Investments	(3,677,976)	(11,864,801)	(16,308,774)	(7,968,396)

Net Realized Capital Gains (Losses) on Investments	1,977,824	(11,864,801)	11,967,255	(7,968,396)
Net Change in Unrealized Appreciation (Depreciation)	152,737	43,888,298	88,162,161	(13,424,565)

Net Gain (Loss) on Investment	2,130,561	32,023,497	100,129,416	(21,392,961)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,985,187	29,075,231	89,417,187	15,091,806

Increase (Decrease) in Net Assets from Contract Transactions	(16,446,890)	(39,981,762)	(116,019,048)	(20,356,562)

Total Increase (Decrease) in Net Assets	(13,461,703)	(10,906,531)	(26,601,861)	(5,264,756)

Net Assets as of December 31, 2023:	$123,863,084	$301,574,446	$774,704,522	$207,865,302

See Accompanying Notes. (1) See Footnote 1	37

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA MSCI EAFE Index Service Class Subaccount	TA Multi-Managed Balanced Initial Class Subaccount	TA Multi-Managed Balanced Service Class Subaccount	TA PIMCO Tactical - Balanced Service Class Subaccount

Net Assets as of December 31, 2021:	$63,434,579	$103,782,711	$1,423,573,591	$489,372,576

Investment Income:
Reinvested Dividends	1,607,039	1,023,827	10,728,980	2,167,354
Investment Expense:
Mortality and Expense Risk and Administrative Charges	729,267	1,332,994	15,150,446	5,311,127

Net Investment Income (Loss)	877,772	(309,167)	(4,421,466)	(3,143,773)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	10,155,926	141,401,896	36,401,097
Realized Gain (Loss) on Investments	110,440	1,433,034	23,847,037	(9,093,029)

Net Realized Capital Gains (Losses) on Investments	110,440	11,588,960	165,248,933	27,308,068
Net Change in Unrealized Appreciation (Depreciation)	(11,096,572)	(29,019,705)	(402,125,276)	(122,052,213)

Net Gain (Loss) on Investment	(10,986,132)	(17,430,745)	(236,876,343)	(94,744,145)

Net Increase (Decrease) in Net Assets Resulting from Operations	(10,108,360)	(17,739,912)	(241,297,809)	(97,887,918)

Increase (Decrease) in Net Assets from Contract Transactions	517,336	(7,729,453)	(134,389,284)	(46,142,534)

Total Increase (Decrease) in Net Assets	(9,591,024)	(25,469,365)	(375,687,093)	(144,030,452)

Net Assets as of December 31, 2022:	$53,843,555	$78,313,346	$1,047,886,498	$345,342,124

Investment Income:
Reinvested Dividends	1,355,337	1,338,057	14,041,579	3,488,240
Investment Expense:
Mortality and Expense Risk and Administrative Charges	779,707	1,260,334	13,492,894	4,516,270

Net Investment Income (Loss)	575,630	77,723	548,685	(1,028,030)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	2,827,998	35,913,622	-
Realized Gain (Loss) on Investments	895,589	57,336	8,277,038	(15,030,431)

Net Realized Capital Gains (Losses) on Investments	895,589	2,885,334	44,190,660	(15,030,431)
Net Change in Unrealized Appreciation (Depreciation)	7,094,512	10,121,317	119,605,595	45,398,203

Net Gain (Loss) on Investment	7,990,101	13,006,651	163,796,255	30,367,772

Net Increase (Decrease) in Net Assets Resulting from Operations	8,565,731	13,084,374	164,344,940	29,339,742

Increase (Decrease) in Net Assets from Contract Transactions	928,138	(1,569,002)	(154,704,937)	(41,431,055)

Total Increase (Decrease) in Net Assets	9,493,869	11,515,372	9,640,003	(12,091,313)

Net Assets as of December 31, 2023:	$63,337,424	$89,828,718	$1,057,526,501	$333,250,811

See Accompanying Notes. (1) See Footnote 1	38

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA PIMCO Tactical - Conservative Service Class Subaccount	TA PIMCO Tactical - Growth Service Class Subaccount	TA PineBridge Inflation Opportunities Service Class Subaccount	TA ProFunds UltraBear Service Class (OAM) Subaccount

Net Assets as of December 31, 2021:	$238,609,962	$316,811,089	$150,647,481	$6,876,123

Investment Income:
Reinvested Dividends	2,056,722	-	5,456,405	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,577,748	3,427,584	1,961,904	326,324

Net Investment Income (Loss)	(521,026)	(3,427,584)	3,494,501	(326,324)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	11,300,835	32,464,339	-	-
Realized Gain (Loss) on Investments	(4,074,994)	(4,696,216)	1,236,546	(2,876,188)

Net Realized Capital Gains (Losses) on Investments	7,225,841	27,768,123	1,236,546	(2,876,188)
Net Change in Unrealized Appreciation (Depreciation)	(48,884,681)	(82,411,698)	(23,387,432)	4,526,528

Net Gain (Loss) on Investment	(41,658,840)	(54,643,575)	(22,150,886)	1,650,340

Net Increase (Decrease) in Net Assets Resulting from Operations	(42,179,866)	(58,071,159)	(18,656,385)	1,324,016

Increase (Decrease) in Net Assets from Contract Transactions	(24,830,890)	(38,947,057)	(289,672)	22,316,380

Total Increase (Decrease) in Net Assets	(67,010,756)	(97,018,216)	(18,946,057)	23,640,396

Net Assets as of December 31, 2022:	$171,599,206	$219,792,873	$131,701,424	$30,516,519

Investment Income:
Reinvested Dividends	2,013,988	1,886,064	6,346,912	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,183,229	2,932,533	1,625,642	367,473

Net Investment Income (Loss)	(169,241)	(1,046,469)	4,721,270	(367,473)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(6,689,230)	(9,094,669)	(1,147,426)	(1,709,788)

Net Realized Capital Gains (Losses) on Investments	(6,689,230)	(9,094,669)	(1,147,426)	(1,709,788)
Net Change in Unrealized Appreciation (Depreciation)	16,091,955	35,288,996	1,142,907	(8,684,656)

Net Gain (Loss) on Investment	9,402,725	26,194,327	(4,519)	(10,394,444)

Net Increase (Decrease) in Net Assets Resulting from Operations	9,233,484	25,147,858	4,716,751	(10,761,917)

Increase (Decrease) in Net Assets from Contract Transactions	(19,351,315)	(28,354,490)	(23,546,682)	(643,972)

Total Increase (Decrease) in Net Assets	(10,117,831)	(3,206,632)	(18,829,931)	(11,405,889)

Net Assets as of December 31, 2023:	$161,481,375	$216,586,241	$112,871,493	$19,110,630

See Accompanying Notes. (1) See Footnote 1	39

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA S&P 500 Index Initial Class Subaccount(1)	TA S&P 500 Index Service Class Subaccount	TA Small/Mid Cap Value Initial Class Subaccount	TA Small/Mid Cap Value Service Class Subaccount

Net Assets as of December 31, 2021:	$-	$442,108,663	$109,376,817	$206,377,951

Investment Income:
Reinvested Dividends	4,399	3,591,591	571,164	607,031
Investment Expense:
Mortality and Expense Risk and Administrative Charges	635	5,146,689	1,398,961	2,413,195

Net Investment Income (Loss)	3,764	(1,555,098)	(827,797)	(1,806,164)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,750	4,891,180	14,685,779	28,638,706
Realized Gain (Loss) on Investments	(132)	15,484,570	1,052,201	3,040,694

Net Realized Capital Gains (Losses) on Investments	4,618	20,375,750	15,737,980	31,679,400
Net Change in Unrealized Appreciation (Depreciation)	713	(105,727,327)	(25,017,766)	(49,347,389)

Net Gain (Loss) on Investment	5,331	(85,351,577)	(9,279,786)	(17,667,989)

Net Increase (Decrease) in Net Assets Resulting from Operations	9,095	(86,906,675)	(10,107,583)	(19,474,153)

Increase (Decrease) in Net Assets from Contract Transactions	616,801	834,047	(11,089,879)	(20,082,123)

Total Increase (Decrease) in Net Assets	625,896	(86,072,628)	(21,197,462)	(39,556,276)

Net Assets as of December 31, 2022:	$625,896	$356,036,035	$88,179,355	$166,821,675

Investment Income:
Reinvested Dividends	10,046	4,027,695	905,596	1,394,174
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,563	5,676,502	1,254,553	2,230,031

Net Investment Income (Loss)	7,483	(1,648,807)	(348,957)	(835,857)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	11,891	5,873,145	8,329,557	17,045,683
Realized Gain (Loss) on Investments	28,679	12,521,997	(380,934)	(1,018,375)

Net Realized Capital Gains (Losses) on Investments	40,570	18,395,142	7,948,623	16,027,308
Net Change in Unrealized Appreciation (Depreciation)	201,660	72,744,228	1,222,635	2,070,200

Net Gain (Loss) on Investment	242,230	91,139,370	9,171,258	18,097,508

Net Increase (Decrease) in Net Assets Resulting from Operations	249,713	89,490,563	8,822,301	17,261,651

Increase (Decrease) in Net Assets from Contract Transactions	851,224	45,056,033	(8,416,760)	(6,900,398)

Total Increase (Decrease) in Net Assets	1,100,937	134,546,596	405,541	10,361,253

Net Assets as of December 31, 2023:	$1,726,833	$490,582,631	$88,584,896	$177,182,928

See Accompanying Notes. (1) See Footnote 1	40

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA T. Rowe Price Small Cap Initial Class Subaccount	TA T. Rowe Price Small Cap Service Class Subaccount	TA TS&W International Equity Initial Class Subaccount	TA TS&W International Equity Service Class Subaccount

Net Assets as of December 31, 2021:	$134,105,176	$416,959,652	$79,450,845	$61,790,900

Investment Income:
Reinvested Dividends	-	-	2,205,226	1,581,261
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,541,295	4,258,664	989,517	688,708

Net Investment Income (Loss)	(1,541,295)	(4,258,664)	1,215,709	892,553

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	34,133,736	118,389,031	2,604,178	2,045,646
Realized Gain (Loss) on Investments	(433,160)	(12,658,915)	409,088	188,500

Net Realized Capital Gains (Losses) on Investments	33,700,576	105,730,116	3,013,266	2,234,146
Net Change in Unrealized Appreciation (Depreciation)	(63,146,114)	(199,402,033)	(16,619,310)	(12,990,044)

Net Gain (Loss) on Investment	(29,445,538)	(93,671,917)	(13,606,044)	(10,755,898)

Net Increase (Decrease) in Net Assets Resulting from Operations	(30,986,833)	(97,930,581)	(12,390,335)	(9,863,345)

Increase (Decrease) in Net Assets from Contract Transactions	(9,837,986)	(28,115,596)	(4,916,037)	(3,607,786)

Total Increase (Decrease) in Net Assets	(40,824,819)	(126,046,177)	(17,306,372)	(13,471,131)

Net Assets as of December 31, 2022:	$93,280,357	$290,913,475	$62,144,473	$48,319,769

Investment Income:
Reinvested Dividends	-	-	713,726	420,405
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,462,945	3,999,419	982,418	670,687

Net Investment Income (Loss)	(1,462,945)	(3,999,419)	(268,692)	(250,282)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,890,486	14,026,606	-	-
Realized Gain (Loss) on Investments	(4,350,531)	(25,436,896)	752,302	222,048

Net Realized Capital Gains (Losses) on Investments	(460,045)	(11,410,290)	752,302	222,048
Net Change in Unrealized Appreciation (Depreciation)	19,337,407	69,658,782	7,802,066	6,504,880

Net Gain (Loss) on Investment	18,877,362	58,248,492	8,554,368	6,726,928

Net Increase (Decrease) in Net Assets Resulting from Operations	17,414,417	54,249,073	8,285,676	6,476,646

Increase (Decrease) in Net Assets from Contract Transactions	(5,718,745)	(15,547,030)	(2,752,896)	(2,235,960)

Total Increase (Decrease) in Net Assets	11,695,672	38,702,043	5,532,780	4,240,686

Net Assets as of December 31, 2023:	$104,976,029	$329,615,518	$67,677,253	$52,560,455

See Accompanying Notes. (1) See Footnote 1	41

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA WMC US Growth Initial Class Subaccount	TA WMC US Growth Service Class Subaccount	Vanguard® Balanced Subaccount	Vanguard® Capital Growth Subaccount

Net Assets as of December 31, 2021:	$555,926,199	$356,189,502	$16,289,938	$1,665,830

Investment Income:
Reinvested Dividends	-	-	334,785	16,074
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,253,569	3,584,623	283,578	5,942

Net Investment Income (Loss)	(6,253,569)	(3,584,623)	51,207	10,132

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	67,883,477	46,551,479	1,676,992	173,683
Realized Gain (Loss) on Investments	11,699,415	2,781,895	(311,441)	(3,674)

Net Realized Capital Gains (Losses) on Investments	79,582,892	49,333,374	1,365,551	170,009
Net Change in Unrealized Appreciation (Depreciation)	(246,282,902)	(158,419,868)	(4,418,892)	(501,698)

Net Gain (Loss) on Investment	(166,700,010)	(109,086,494)	(3,053,341)	(331,689)

Net Increase (Decrease) in Net Assets Resulting from Operations	(172,953,579)	(112,671,117)	(3,002,134)	(321,557)

Increase (Decrease) in Net Assets from Contract Transactions	(50,166,110)	(19,361,539)	8,880,633	1,011,518

Total Increase (Decrease) in Net Assets	(223,119,689)	(132,032,656)	5,878,499	689,961

Net Assets as of December 31, 2022:	$332,806,510	$224,156,846	$22,168,437	$2,355,791

Investment Income:
Reinvested Dividends	236,379	-	576,525	28,858
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,987,265	7,072,709	466,711	8,643

Net Investment Income (Loss)	(7,750,886)	(7,072,709)	109,814	20,215

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	16,647,315	19,804,605	1,117,256	139,028
Realized Gain (Loss) on Investments	2,790,130	(3,391,561)	(663,710)	(105,525)

Net Realized Capital Gains (Losses) on Investments	19,437,445	16,413,044	453,546	33,503
Net Change in Unrealized Appreciation (Depreciation)	157,291,632	159,079,844	3,158,654	659,763

Net Gain (Loss) on Investment	176,729,077	175,492,888	3,612,200	693,266

Net Increase (Decrease) in Net Assets Resulting from Operations	168,978,191	168,420,179	3,722,014	713,481

Increase (Decrease) in Net Assets from Contract Transactions	145,943,096	351,415,773	10,138,479	417,482

Total Increase (Decrease) in Net Assets	314,921,287	519,835,952	13,860,493	1,130,963

Net Assets as of December 31, 2023:	$647,727,797	$743,992,798	$36,028,930	$3,486,754

See Accompanying Notes. (1) See Footnote 1	42

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Vanguard® Conservative Allocation Subaccount	Vanguard® Diversified Value Subaccount	Vanguard® Equity Income Subaccount	Vanguard® Equity Index Subaccount

Net Assets as of December 31, 2021:	$7,733,391	$1,404,212	$908,814	$9,934,344

Investment Income:
Reinvested Dividends	177,999	16,167	37,458	122,065
Investment Expense:
Mortality and Expense Risk and Administrative Charges	116,910	4,538	4,535	48,982

Net Investment Income (Loss)	61,089	11,629	32,923	73,083

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	312,627	127,901	159,251	408,157
Realized Gain (Loss) on Investments	(164,062)	11,146	(33,378)	537,560

Net Realized Capital Gains (Losses) on Investments	148,565	139,047	125,873	945,717
Net Change in Unrealized Appreciation (Depreciation)	(1,720,499)	(334,484)	(155,709)	(3,177,877)

Net Gain (Loss) on Investment	(1,571,934)	(195,437)	(29,836)	(2,232,160)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,510,845)	(183,808)	3,087	(2,159,077)

Increase (Decrease) in Net Assets from Contract Transactions	3,252,402	484,413	1,256,733	4,930,428

Total Increase (Decrease) in Net Assets	1,741,557	300,605	1,259,820	2,771,351

Net Assets as of December 31, 2022:	$9,474,948	$1,704,817	$2,168,634	$12,705,695

Investment Income:
Reinvested Dividends	201,342	26,164	62,472	197,487
Investment Expense:
Mortality and Expense Risk and Administrative Charges	158,952	6,098	6,585	55,941

Net Investment Income (Loss)	42,390	20,066	55,887	141,546

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	260,596	99,456	122,138	437,389
Realized Gain (Loss) on Investments	(85,926)	(5,750)	(77,588)	140,189

Net Realized Capital Gains (Losses) on Investments	174,670	93,706	44,550	577,578
Net Change in Unrealized Appreciation (Depreciation)	950,618	290,147	95,389	2,716,178

Net Gain (Loss) on Investment	1,125,288	383,853	139,939	3,293,756

Net Increase (Decrease) in Net Assets Resulting from Operations	1,167,678	403,919	195,826	3,435,302

Increase (Decrease) in Net Assets from Contract Transactions	1,984,535	612,140	458,485	959,975

Total Increase (Decrease) in Net Assets	3,152,213	1,016,059	654,311	4,395,277

Net Assets as of December 31, 2023:	$12,627,161	$2,720,876	$2,822,945	$17,100,972

See Accompanying Notes. (1) See Footnote 1	43

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Vanguard® Global Bond Index Subaccount	Vanguard® Growth Subaccount	Vanguard® High Yield Bond Subaccount	Vanguard® International Subaccount

Net Assets as of December 31, 2021:	$315,941	$3,489,927	$553,263	$7,109,922

Investment Income:
Reinvested Dividends	21,683	-	41,210	79,492
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,072	9,974	2,393	34,710

Net Investment Income (Loss)	19,611	(9,974)	38,817	44,782

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	8,008	1,068,362	-	1,178,424
Realized Gain (Loss) on Investments	(6,494)	(354,190)	(18,874)	(488,693)

Net Realized Capital Gains (Losses) on Investments	1,514	714,172	(18,874)	689,731
Net Change in Unrealized Appreciation (Depreciation)	(119,481)	(2,091,859)	(77,429)	(3,017,923)

Net Gain (Loss) on Investment	(117,967)	(1,377,687)	(96,303)	(2,328,192)

Net Increase (Decrease) in Net Assets Resulting from Operations	(98,356)	(1,387,661)	(57,486)	(2,283,410)

Increase (Decrease) in Net Assets from Contract Transactions	574,864	1,076,794	734,834	1,044,972

Total Increase (Decrease) in Net Assets	476,508	(310,867)	677,348	(1,238,438)

Net Assets as of December 31, 2022:	$792,449	$3,179,060	$1,230,611	$5,871,484

Investment Income:
Reinvested Dividends	15,225	9,319	65,301	96,014
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,275	12,060	4,284	35,465

Net Investment Income (Loss)	12,950	(2,741)	61,017	60,549

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,326	-	-	207,036
Realized Gain (Loss) on Investments	(8,618)	(346,738)	(8,666)	(722,221)

Net Realized Capital Gains (Losses) on Investments	(7,292)	(346,738)	(8,666)	(515,185)
Net Change in Unrealized Appreciation (Depreciation)	48,722	1,653,619	138,695	1,320,339

Net Gain (Loss) on Investment	41,430	1,306,881	130,029	805,154

Net Increase (Decrease) in Net Assets Resulting from Operations	54,380	1,304,140	191,046	865,703

Increase (Decrease) in Net Assets from Contract Transactions	211,475	437,001	711,917	929,356

Total Increase (Decrease) in Net Assets	265,855	1,741,141	902,963	1,795,059

Net Assets as of December 31, 2023:	$1,058,304	$4,920,201	$2,133,574	$7,666,543

See Accompanying Notes. (1) See Footnote 1	44

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Vanguard® Mid-Cap Index Subaccount	Vanguard® Moderate Allocation Subaccount	Vanguard® Money Market Subaccount	Vanguard® Real Estate Index Subaccount

Net Assets as of December 31, 2021:	$12,811,995	$15,250,760	$4,608,533	$2,851,570

Investment Income:
Reinvested Dividends	144,819	363,940	85,159	55,271
Investment Expense:
Mortality and Expense Risk and Administrative Charges	170,822	184,910	17,060	15,183

Net Investment Income (Loss)	(26,003)	179,030	68,099	40,088

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,373,825	678,112	213	124,841
Realized Gain (Loss) on Investments	(173,796)	(301,718)	-	19,080

Net Realized Capital Gains (Losses) on Investments	1,200,029	376,394	213	143,921
Net Change in Unrealized Appreciation (Depreciation)	(4,116,337)	(3,565,936)	-	(1,140,649)

Net Gain (Loss) on Investment	(2,916,308)	(3,189,542)	213	(996,728)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,942,311)	(3,010,512)	68,312	(956,640)

Increase (Decrease) in Net Assets from Contract Transactions	5,117,849	6,431,357	329,133	1,506,871

Total Increase (Decrease) in Net Assets	2,175,538	3,420,845	397,445	550,231

Net Assets as of December 31, 2022:	$14,987,533	$18,671,605	$5,005,978	$3,401,801

Investment Income:
Reinvested Dividends	238,995	420,520	372,343	86,192
Investment Expense:
Mortality and Expense Risk and Administrative Charges	254,314	246,305	20,627	15,623

Net Investment Income (Loss)	(15,319)	174,215	351,716	70,569

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	299,918	670,247	74	162,606
Realized Gain (Loss) on Investments	(381,050)	(319,063)	-	(167,762)

Net Realized Capital Gains (Losses) on Investments	(81,132)	351,184	74	(5,156)
Net Change in Unrealized Appreciation (Depreciation)	2,839,883	2,470,561	-	298,132

Net Gain (Loss) on Investment	2,758,751	2,821,745	74	292,976

Net Increase (Decrease) in Net Assets Resulting from Operations	2,743,432	2,995,960	351,790	363,545

Increase (Decrease) in Net Assets from Contract Transactions	6,490,660	4,207,880	2,606,666	(105,350)

Total Increase (Decrease) in Net Assets	9,234,092	7,203,840	2,958,456	258,195

Net Assets as of December 31, 2023:	$24,221,625	$25,875,445	$7,964,434	$3,659,996

See Accompanying Notes. (1) See Footnote 1	45

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Vanguard® Short-Term Investment Grade Subaccount	Vanguard® Total Bond Market Index Subaccount	Vanguard® Total International Stock Market Index Subaccount	Vanguard® Total Stock Market Index Subaccount

Net Assets as of December 31, 2021:	$7,632,207	$11,292,522	$2,908,503	$9,784,565

Investment Income:
Reinvested Dividends	135,486	240,583	122,615	127,465
Investment Expense:
Mortality and Expense Risk and Administrative Charges	43,295	53,426	12,006	28,178

Net Investment Income (Loss)	92,191	187,157	110,609	99,287

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	64,668	85,368	128,356	682,781
Realized Gain (Loss) on Investments	(223,178)	(396,722)	(49,660)	(148,075)

Net Realized Capital Gains (Losses) on Investments	(158,510)	(311,354)	78,696	534,706
Net Change in Unrealized Appreciation (Depreciation)	(450,216)	(1,588,317)	(793,061)	(2,885,375)

Net Gain (Loss) on Investment	(608,726)	(1,899,671)	(714,365)	(2,350,669)

Net Increase (Decrease) in Net Assets Resulting from Operations	(516,535)	(1,712,514)	(603,756)	(2,251,382)

Increase (Decrease) in Net Assets from Contract Transactions	1,304,169	1,757,986	2,787,174	2,503,594

Total Increase (Decrease) in Net Assets	787,634	45,472	2,183,418	252,212

Net Assets as of December 31, 2022:	$8,419,841	$11,337,994	$5,091,921	$10,036,777

Investment Income:
Reinvested Dividends	189,548	281,934	151,792	131,135
Investment Expense:
Mortality and Expense Risk and Administrative Charges	48,873	49,567	15,940	36,260

Net Investment Income (Loss)	140,675	232,367	135,852	94,875

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	63,563	639,119
Realized Gain (Loss) on Investments	(116,531)	(376,083)	(186,631)	(143,186)

Net Realized Capital Gains (Losses) on Investments	(116,531)	(376,083)	(123,068)	495,933
Net Change in Unrealized Appreciation (Depreciation)	620,474	768,497	807,541	2,189,954

Net Gain (Loss) on Investment	503,943	392,414	684,473	2,685,887

Net Increase (Decrease) in Net Assets Resulting from Operations	644,618	624,781	820,325	2,780,762

Increase (Decrease) in Net Assets from Contract Transactions	4,552,954	1,696,015	510,328	4,680,368

Total Increase (Decrease) in Net Assets	5,197,572	2,320,796	1,330,653	7,461,130

Net Assets as of December 31, 2023:	$13,617,413	$13,658,790	$6,422,574	$17,497,907

See Accompanying Notes. (1) See Footnote 1	46

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Voya Global Perspectives Class S Shares Subaccount	Voya Large Cap Value Class S Shares Subaccount	Voya Strategic Allocation Conservative Class S Shares Subaccount	Voya Strategic Allocation Moderate Class S Shares Subaccount

Net Assets as of December 31, 2021:	$33,169	$1,518	$-	$-

Investment Income:
Reinvested Dividends	868	20	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	364	18	-	-

Net Investment Income (Loss)	504	2	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,322	773	-	-
Realized Gain (Loss) on Investments	(225)	24	-	-

Net Realized Capital Gains (Losses) on Investments	2,097	797	-	-
Net Change in Unrealized Appreciation (Depreciation)	(8,773)	(868)	-	-

Net Gain (Loss) on Investment	(6,676)	(71)	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,172)	(69)	-	-

Increase (Decrease) in Net Assets from Contract Transactions	(1,995)	(127)	-	-

Total Increase (Decrease) in Net Assets	(8,167)	(196)	-	-

Net Assets as of December 31, 2022:	$25,002	$1,322	$-	$-

Investment Income:
Reinvested Dividends	895	24	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	234	18	-	-

Net Investment Income (Loss)	661	6	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	967	17	-	-
Realized Gain (Loss) on Investments	(1,592)	(33)	-	-

Net Realized Capital Gains (Losses) on Investments	(625)	(16)	-	-
Net Change in Unrealized Appreciation (Depreciation)	1,652	168	-	-

Net Gain (Loss) on Investment	1,027	152	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	1,688	158	-	-

Increase (Decrease) in Net Assets from Contract Transactions	(11,328)	11	-	-

Total Increase (Decrease) in Net Assets	(9,640)	169	-	-

Net Assets as of December 31, 2023:	$15,362	$1,491	$-	$-

See Accompanying Notes. (1) See Footnote 1	47

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Wanger Acorn Subaccount	Wanger International Subaccount

Net Assets as of December 31, 2021:	$-	$287,903

Investment Income:
Reinvested Dividends	-	1,854
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	1,003

Net Investment Income (Loss)	-	851

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	36,678
Realized Gain (Loss) on Investments	-	(15,726)

Net Realized Capital Gains (Losses) on Investments	-	20,952
Net Change in Unrealized Appreciation (Depreciation)	-	(120,023)

Net Gain (Loss) on Investment	-	(99,071)

Net Increase (Decrease) in Net Assets Resulting from Operations	-	(98,220)

Increase (Decrease) in Net Assets from Contract Transactions	-	(33,627)

Total Increase (Decrease) in Net Assets	-	(131,847)

Net Assets as of December 31, 2022:	$-	$156,056

Investment Income:
Reinvested Dividends	-	512
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	871

Net Investment Income (Loss)	-	(359)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-
Realized Gain (Loss) on Investments	-	(6,066)

Net Realized Capital Gains (Losses) on Investments	-	(6,066)
Net Change in Unrealized Appreciation (Depreciation)	-	31,666

Net Gain (Loss) on Investment	-	25,600

Net Increase (Decrease) in Net Assets Resulting from Operations	-	25,241

Increase (Decrease) in Net Assets from Contract Transactions	-	(11,496)

Total Increase (Decrease) in Net Assets	-	13,745

Net Assets as of December 31, 2023:	$-	$169,801

See Accompanying Notes. (1) See Footnote 1	48

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2023

1. Organization

Separate Account VA B (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica Variable Annuity Series, MEMBERS® Variable Annuity Series, Partners Variable Annuity Series, Transamerica LandmarkSM Variable Annuity, MEMBERS® LandmarkSM Variable Annuity, Transamerica FreedomSM Variable Annuity, MEMBERS® FreedomSM Variable Annuity, Transamerica Advisor Elite II, Transamerica Income EliteSM II, Transamerica AxiomSM II, Transamerica PrincipiumSM III, Transamerica Retirement Income Plus, Transamerica Variable Annuity O-Share, Transamerica ABC Variable Annuity Series, Transamerica 123 Variable Annuity, Transamerica ExtraSM Variable Annuity, MEMBERS® ExtraSM Variable Annuity, Transamerica LibertySM Variable Annuity, MEMBERS® LibertySM Variable Annuity, Transamerica Advisor EliteSM Variable Annuity, Income EliteSM Variable Annuity, Transamerica AxiomSM Variable Annuity, Transamerica PrincipiumSM II Variable Annuity, Transamerica I-Share Variable Annuity, Transamerica InspireSM Variable Annuity, Transamerica Advisory Annuity, Transamerica AxiomSM III Variable Annuity, Transamerica I-Share II Variable Annuity, and Transamerica Principium IVSM Variable Annuity.

The TA ProFunds UltraBear Service Class (OAM) is included in the subaccount listing only to facilitate a contract owner purchase option.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Balanced Hedged Allocation Class B Shares	AB Balanced Hedged Allocation Portfolio Class B Shares
AB Large Cap Growth Class B Shares	AB Large Cap Growth Portfolio Class B Shares
AB Relative Value Class B Shares	AB Relative Value Class Portfolio B Shares
American Funds Insurance Series®	American Funds Insurance Series®
American Funds - Asset Allocation Class 2 Shares	American Funds - Asset Allocation Fund Class 2 Shares
American Funds - Asset Allocation Class 4 Shares	American Funds - Asset Allocation Fund Class 4 Shares
American Funds - Growth Class 2 Shares	American Funds - Growth Fund Class 2 Shares
American Funds - Growth Class 4 Shares	American Funds - Growth Fund Class 4 Shares
American Funds - Growth-Income Class 2 Shares	American Funds - Growth-Income Fund Class 2 Shares
American Funds - Growth-Income Class 4 Shares	American Funds - Growth-Income Fund Class 4 Shares
American Funds - International Class 2 Shares	American Funds - International Fund Class 2 Shares
American Funds - International Class 4 Shares	American Funds - International Fund Class 4 Shares
American Funds - New World Class 4 Shares	American Funds - New World Fund Class 4 Shares
American Funds - The Bond Fund of America Class 2 Shares	American Funds - The Bond Fund of America Class 2 Shares
American Funds - The Bond Fund of America Class 4 Shares	American Funds - The Bond Fund of America Class 4 Shares
BlackRock Variable Series Funds, Inc.	BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Class I Shares	BlackRock Basic Value V.I. Fund Class I Shares
BlackRock Global Allocation V.I. Class I Shares	BlackRock Global Allocation V.I. Fund Class I Shares
BlackRock High Yield V.I. Class I Shares	BlackRock High Yield V.I. Fund Class I Shares

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2023

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
DFA Investment Dimensions Group Inc.	DFA Investment Dimensions Group Inc.
DFA VA Equity Allocation	DFA VA Equity Allocation Portfolio
DFA VA Global Bond	DFA VA Global Bond Portfolio
DFA VA Global Moderate Allocation	DFA VA Global Moderate Allocation Portfolio
DFA VA International Small	DFA VA International Small Portfolio
DFA VA International Value	DFA VA International Value Portfolio
DFA VA Short-Term Fixed	DFA VA Short-Term Fixed Portfolio
DFA VA U.S. Large Value	DFA VA U.S. Large Value Portfolio
DFA VA U.S. Targeted Value	DFA VA U.S. Targeted Value Portfolio
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Balanced Service Class 2	Fidelity® VIP Balanced Service Portfolio Class 2
Fidelity® VIP Consumer Staples Initial Class	Fidelity® VIP Consumer Staples Portfolio Initial Class
Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Portfolio Initial Class
Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fidelity® VIP Energy Service Class 2	Fidelity® VIP Energy Portfolio Service Class 2
Fidelity® VIP Equity-Income Initial Class	Fidelity® VIP Equity-Income Portfolio Initial Class
Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Portfolio Service Class 2
Fidelity® VIP Growth Initial Class	Fidelity® VIP Growth Portfolio Initial Class
Fidelity® VIP Growth Service Class 2	Fidelity® VIP Growth Portfolio Service Class 2
Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2
Fidelity® VIP Health Care Service Class 2	Fidelity® VIP Health Care Portfolio Service Class 2
Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Portfolio Initial Class
Fidelity® VIP Mid Cap Service Class 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fidelity® VIP Technology Initial Class	Fidelity® VIP Technology Portfolio Initial Class
Fidelity® VIP Utilities Initial Class	Fidelity® VIP Utilities Portfolio Initial Class
Fidelity® VIP Value Strategies Initial Class	Fidelity® VIP Value Strategies Portfolio Initial Class
Fidelity® VIP Value Strategies Service Class 2	Fidelity® VIP Value Strategies Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Allocation Class 4 Shares	Franklin Allocation Fund Class 4 Shares
Franklin Income Class 2 Shares	Franklin Income Class Fund 2 Shares
Franklin Mutual Shares Class 2 Shares	Franklin Mutual Shares Fund Class 2 Shares
Franklin Templeton Foreign Class 2 Shares	Franklin Templeton Foreign Fund Class 2 Shares
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Series II Shares	Invesco V.I. American Franchise Fund Series II Shares
Janus Aspen Series	Janus Aspen Series
Janus Henderson - Enterprise Service Shares	Janus Henderson - Enterprise Portfolio Service Shares
Janus Henderson - Global Research Service Shares	Janus Henderson - Global Research Portfolio Service Shares
Janus Henderson - Mid Cap Value Service Shares	Janus Henderson - Mid Cap Value Portfolio Service Shares
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® New Discovery Service Class	MFS® New Discovery Series Service Class
MFS® Total Return Service Class	MFS® Total Return Series Service Class
Nationwide Variable Insurance Trust	Nationwide Variable Insurance Trust
NVIT Emerging Markets Class D Shares	NVIT Emerging Markets Fund Class D Shares

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2023

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
State Street Variable Insurance Series Funds, Inc.	State Street Variable Insurance Series Funds, Inc.
State Street Total Return V.I.S. Class 3 Shares	State Street Total Return V.I.S. Fund Class 3 Shares
Transamerica Series Trust	Transamerica Series Trust
TA 60/40 Allocation Service Class	Transamerica 60/40 Allocation VP Service Class
TA Aegon Bond Initial Class	Transamerica Aegon Bond VP Initial Class
TA Aegon Bond Service Class	Transamerica Aegon Bond VP Service Class
TA Aegon Core Bond Service Class	Transamerica Aegon Core Bond VP Service Class
TA Aegon High Yield Bond Initial Class	Transamerica Aegon High Yield Bond VP Initial Class
TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class
TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA Aegon U.S. Government Securities Initial Class	Transamerica Aegon U.S. Government Securities VP Initial Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA American Funds Managed Risk - Balanced Service Class	Transamerica American Funds Managed Risk - Balanced VP Service Class
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA BlackRock Government Money Market Service Class	Transamerica BlackRock Government Money Market VP Service Class
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP Service Class
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	Transamerica BlackRock iShares Dynamic Allocation - Balanced VP Service Class
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Dynamic Allocation - Moderate Growth VP Service Class
TA BlackRock iShares Edge 100 Service Class	Transamerica BlackRock iShares Edge 100 VP Service Class
TA BlackRock iShares Edge 40 Initial Class	Transamerica BlackRock iShares Edge 40 VP Initial Class
TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock iShares Edge 40 VP Service Class
TA BlackRock iShares Edge 50 Service Class	Transamerica BlackRock iShares Edge 50 VP Service Class
TA BlackRock iShares Edge 75 Service Class	Transamerica BlackRock iShares Edge 75 VP Service Class
TA BlackRock Real Estate Securities Initial Class	Transamerica BlackRock Real Estate Securities VP Initial Class
TA BlackRock Real Estate Securities Service Class	Transamerica BlackRock Real Estate Securities VP Service Class
TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class
TA Goldman Sachs 70/30 Service Class	Transamerica Goldman Sachs 70/30 VP Service Class
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP Service Class
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	Transamerica Goldman Sachs Managed Risk - Conservative ETF VP Service Class
TA Goldman Sachs Managed Risk - Growth ETF Service Class	Transamerica Goldman Sachs Managed Risk - Growth ETF VP Service Class
TA Great Lakes Advisors Large Cap Value Service Class	Transamerica Great Lakes Advisors Large Cap Value VP Service Class

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2023

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA International Focus Initial Class	Transamerica International Focus VP Initial Class
TA International Focus Service Class	Transamerica International Focus VP Service Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA JPMorgan Asset Allocation - Conservative Initial Class	Transamerica JPMorgan Asset Allocation - Conservative VP Initial Class
TA JPMorgan Asset Allocation - Conservative Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP Service Class
TA JPMorgan Asset Allocation - Growth Initial Class	Transamerica JPMorgan Asset Allocation - Growth VP Initial Class
TA JPMorgan Asset Allocation - Growth Service Class	Transamerica JPMorgan Asset Allocation - Growth VP Service Class
TA JPMorgan Asset Allocation - Moderate Initial Class	Transamerica JPMorgan Asset Allocation - Moderate VP Initial Class
TA JPMorgan Asset Allocation - Moderate Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP Service Class
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Initial Class
TA JPMorgan Asset Allocation - Moderate Growth Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Service Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan International Moderate Growth Initial Class	Transamerica JPMorgan International Moderate Growth VP Initial Class
TA JPMorgan International Moderate Growth Service Class	Transamerica JPMorgan International Moderate Growth VP Service Class
TA JPMorgan Mid Cap Value Service Class	Transamerica JPMorgan Mid Cap Value VP Service Class
TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class
TA Madison Diversified Income Service Class	Transamerica Madison Diversified Income VP Service Class
TA Market Participation Strategy Service Class	Transamerica Market Participation Strategy VP Service Class
TA Morgan Stanley Global Allocation Service Class	Transamerica Morgan Stanley Global Allocation VP Service Class
TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP Service Class
TA MSCI EAFE Index Service Class	Transamerica MSCI EAFE Index VP Service Class
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA PIMCO Tactical - Balanced Service Class	Transamerica PIMCO Tactical - Balanced VP Service Class
TA PIMCO Tactical - Conservative Service Class	Transamerica PIMCO Tactical - Conservative VP Service Class
TA PIMCO Tactical - Growth Service Class	Transamerica PIMCO Tactical - Growth VP Service Class
TA PineBridge Inflation Opportunities Service Class	Transamerica PineBridge Inflation Opportunities VP Service Class
TA ProFunds UltraBear Service Class (OAM)	Transamerica ProFunds UltraBear VP Service Class (OAM)
TA S&P 500 Index Initial Class	Transamerica S&P 500 Index VP Initial Class
TA S&P 500 Index Service Class	Transamerica S&P 500 Index VP Service Class
TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2023

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA TS&W International Equity Initial Class	Transamerica TS&W International Equity VP Initial Class
TA TS&W International Equity Service Class	Transamerica TS&W International Equity VP Service Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class
Vanguard® Variable Insurance Fund	Vanguard® Variable Insurance Fund
Vanguard® Balanced	Vanguard® Balanced Portfolio
Vanguard® Capital Growth	Vanguard® Capital Growth Portfolio
Vanguard® Conservative Allocation	Vanguard® Conservative Allocation Portfolio
Vanguard® Diversified Value	Vanguard® Diversified Value Portfolio
Vanguard® Equity Income	Vanguard® Equity Income Portfolio
Vanguard® Equity Index	Vanguard® Equity Index Portfolio
Vanguard® Global Bond Index	Vanguard® Global Bond Index Portfolio
Vanguard® Growth	Vanguard® Growth Portfolio
Vanguard® High Yield Bond	Vanguard® High Yield Bond Portfolio
Vanguard® International	Vanguard® International Portfolio
Vanguard® Mid-Cap Index	Vanguard® Mid-Cap Index Portfolio
Vanguard® Moderate Allocation	Vanguard® Moderate Allocation Portfolio
Vanguard® Money Market	Vanguard® Money Market Portfolio
Vanguard® Real Estate Index	Vanguard® Real Estate Index Portfolio
Vanguard® Short-Term Investment Grade	Vanguard® Short-Term Investment Grade Portfolio
Vanguard® Total Bond Market Index	Vanguard® Total Bond Market Index Portfolio
Vanguard® Total International Stock Market Index	Vanguard® Total International Stock Market Index Portfolio
Vanguard® Total Stock Market Index	Vanguard® Total Stock Market Index Portfolio
Voya Investors Trust	Voya Investors Trust
Voya Global Perspectives Class S Shares	Voya Global Perspectives Portfolio Class S Shares
Voya Large Cap Value Class S Shares	Voya Large Cap Value Portfolio Class S Shares
Voya Strategic Allocation Portfolios, Inc.	Voya Strategic Allocation Portfolios, Inc.
Voya Strategic Allocation Conservative Class S Shares	Voya Strategic Allocation Conservative Portfolio Class S Shares
Voya Strategic Allocation Moderate Class S Shares	Voya Strategic Allocation Moderate Portfolio Class S Shares
Wanger Advisors Trust	Wanger Advisors Trust
Wanger Acorn	Wanger Acorn
Wanger International	Wanger International

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2023

1. Organization (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
TA S&P 500 Index Initial Class	May 2, 2022
American Funds - Asset Allocation Class 4 Shares	May 1, 2020
American Funds - Growth Class 4 Shares	May 1, 2020
American Funds - Growth-Income Class 4 Shares	May 1, 2020
American Funds - International Class 4 Shares	May 1, 2020
American Funds - New World Class 4 Shares	May 1, 2020
American Funds - The Bond Fund of America Class 4 Shares	May 1, 2020
Fidelity® VIP Consumer Staples Initial Class	May 1, 2020
Fidelity® VIP Energy Service Class 2	May 1, 2020
Fidelity® VIP Health Care Service Class 2	May 1, 2020
Fidelity® VIP Technology Initial Class	May 1, 2020
Fidelity® VIP Utilities Initial Class	May 1, 2020
TA Goldman Sachs 70/30 Service Class	May 1, 2020
DFA VA Equity Allocation	December 23, 2019
DFA VA Global Bond	December 23, 2019
DFA VA Global Moderate Allocation	December 23, 2019
DFA VA International Small	December 23, 2019
DFA VA International Value	December 23, 2019
DFA VA Short-Term Fixed	December 23, 2019
DFA VA U.S. Large Value	December 23, 2019
DFA VA U.S. Targeted Value	December 23, 2019
Vanguard® Balanced	December 23, 2019
Vanguard® Capital Growth	December 23, 2019
Vanguard® Conservative Allocation	December 23, 2019
Vanguard® Diversified Value	December 23, 2019
Vanguard® Equity Income	December 23, 2019
Vanguard® Global Bond Index	December 23, 2019
Vanguard® Growth	December 23, 2019
Vanguard® High Yield Bond	December 23, 2019
Vanguard® Moderate Allocation	December 23, 2019
Vanguard® Money Market	December 23, 2019
Vanguard® Total International Stock Market Index	December 23, 2019
Vanguard® Total Stock Market Index	December 23, 2019

The following subaccount name changes were made effective during the fiscal year ended December 31, 2023:

Subaccount	Formerly
AB Relative Value Class B Shares	AB Growth and Income Class B Shares
TA BlackRock Real Estate Securities Initial Class	TA BlackRock Global Real Estate Securities Initial Class
TA BlackRock Real Estate Securities Service Class	TA BlackRock Global Real Estate Securities Service Class
TA Great Lakes Advisors Large Cap Value Service Class	TA Rothschild & Co Large Cap Value Service Class

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2023

1. Organization (continued)

During the current year the following subaccounts were removed as available investment options to contract owners and subsequently replaced and reinvested:

Reinvested Subaccount	Removed Subaccount
TA WMC US Growth Initial Class	TA Morgan Stanley Capital Growth Initial Class
TA WMC US Growth Service Class	TA Morgan Stanley Capital Growth Service Class

The transfers from the removed and liquidated subaccounts to the reinvested subaccounts for the period ended December 31, 2023 are reflected in the Statements of Changes in Net Assets within Increase (Decrease) in Net Assets from Contract Transactions and purchases and sales in Footnote 3.

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2023

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2023.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets
b)	Quoted prices for identical or similar assets or liabilities in non-active markets
c)	Inputs other than quoted market prices that are observable
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2023.

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2023

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2023 were as follows:

Subaccount	Purchases	Sales

AB Balanced Hedged Allocation Class B Shares	$7,764,034	$11,944,642

AB Large Cap Growth Class B Shares	1,768,878	2,847,866

AB Relative Value Class B Shares	39,387,300	44,971,515

American Funds - Asset Allocation Class 2 Shares	51,160,526	100,980,222

American Funds - Asset Allocation Class 4 Shares	22,445,164	3,671,776

American Funds - Growth Class 2 Shares	77,378,490	128,580,437

American Funds - Growth Class 4 Shares	73,728,983	7,033,964

American Funds - Growth-Income Class 2 Shares	53,609,811	93,361,662

American Funds - Growth-Income Class 4 Shares	37,840,044	5,357,349

American Funds - International Class 2 Shares	11,558,931	26,411,698

American Funds - International Class 4 Shares	8,092,137	2,170,286

American Funds - New World Class 4 Shares	5,933,079	1,439,024

American Funds - The Bond Fund of America Class 2 Shares	27,668,717	30,776,093

American Funds - The Bond Fund of America Class 4 Shares	11,694,399	1,416,824

BlackRock Basic Value V.I. Class I Shares	1,466,545	1,972,228

BlackRock Global Allocation V.I. Class I Shares	260,932	1,104,845

BlackRock High Yield V.I. Class I Shares	214,030	211,288

DFA VA Equity Allocation	340,921	23,277

DFA VA Global Bond	1,282,227	353,322

DFA VA Global Moderate Allocation	124,089	4,414

DFA VA International Small	179,902	62,447

DFA VA International Value	368,123	93,730

DFA VA Short-Term Fixed	757,708	237,490

DFA VA U.S. Large Value	364,350	65,194

DFA VA U.S. Targeted Value	475,137	328,694

Fidelity® VIP Balanced Service Class 2	53,528,672	67,834,335

Fidelity® VIP Consumer Staples Initial Class	2,906,362	1,158,466

Fidelity® VIP Contrafund® Initial Class	13,413	35,393

Fidelity® VIP Contrafund® Service Class 2	77,232,531	106,703,295

Fidelity® VIP Energy Service Class 2	20,112,153	15,211,550

Fidelity® VIP Equity-Income Initial Class	2,457	2,383

Fidelity® VIP Equity-Income Service Class 2	1,530,208	4,497,272

Fidelity® VIP Growth Initial Class	1,330	1,704

Fidelity® VIP Growth Service Class 2	1,659,744	5,372,480

Fidelity® VIP Growth Opportunities Service Class 2	8,353	305,332

Fidelity® VIP Health Care Service Class 2	8,048,333	1,343,637

Fidelity® VIP Mid Cap Initial Class	5,923	7,166

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2023

3. Investments (continued)

Subaccount	Purchases	Sales

Fidelity® VIP Mid Cap Service Class 2	$29,248,968	$39,552,183

Fidelity® VIP Technology Initial Class	32,968,935	14,251,540

Fidelity® VIP Utilities Initial Class	3,420,026	1,701,413

Fidelity® VIP Value Strategies Initial Class	109,001	47,638

Fidelity® VIP Value Strategies Service Class 2	31,770,562	51,334,121

Franklin Allocation Class 4 Shares	1,401,084	7,177,906

Franklin Income Class 2 Shares	4,193,408	6,040,864

Franklin Mutual Shares Class 2 Shares	919,726	1,200,269

Franklin Templeton Foreign Class 2 Shares	448,946	1,856,142

Invesco V.I. American Franchise Series II Shares	125,724	824,211

Janus Henderson - Enterprise Service Shares	1,338,459	1,638,773

Janus Henderson - Global Research Service Shares	661,901	2,201,341

Janus Henderson - Mid Cap Value Service Shares	98,809	212,302

MFS® New Discovery Service Class	41,741	3,465,432

MFS® Total Return Service Class	1,846,035	3,760,072

NVIT Emerging Markets Class D Shares	40	4,038

State Street Total Return V.I.S. Class 3 Shares	3,998,045	8,380,651

TA 60/40 Allocation Service Class	20,548,378	6,650,241

TA Aegon Bond Initial Class	9,282,971	15,487,329

TA Aegon Bond Service Class	12,008,575	69,011,052

TA Aegon Core Bond Service Class	20,829,227	31,859,135

TA Aegon High Yield Bond Initial Class	5,033,795	6,645,880

TA Aegon High Yield Bond Service Class	11,848,237	17,070,506

TA Aegon Sustainable Equity Income Initial Class	4,559,885	26,383,264

TA Aegon Sustainable Equity Income Service Class	6,547,750	17,852,329

TA Aegon U.S. Government Securities Initial Class	7,719,773	10,394,967

TA Aegon U.S. Government Securities Service Class	59,439,476	117,906,031

TA American Funds Managed Risk - Balanced Service Class	141,165,355	100,719,047

TA BlackRock Government Money Market Initial Class	30,260,671	30,259,106

TA BlackRock Government Money Market Service Class	225,589,415	265,472,595

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	9,027,485	37,926,628

TA BlackRock iShares Active Asset Allocation - Moderate Service Class	50,726,118	129,099,909

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	15,236,581	46,164,289

TA BlackRock iShares Dynamic Allocation - Balanced Service Class	20,680,148	112,970,024

TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	12,676,666	48,015,810

TA BlackRock iShares Edge 100 Service Class	13,542,142	6,777,338

TA BlackRock iShares Edge 40 Initial Class	1,076,766	1,897,332

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2023

3. Investments (continued)

Subaccount	Purchases	Sales

TA BlackRock iShares Edge 40 Service Class	$9,856,963	$31,393,365

TA BlackRock iShares Edge 50 Service Class	15,734,064	46,448,884

TA BlackRock iShares Edge 75 Service Class	14,226,047	29,349,351

TA BlackRock Real Estate Securities Initial Class	2,009,679	3,108,989

TA BlackRock Real Estate Securities Service Class	7,317,610	9,313,125

TA BlackRock Tactical Allocation Service Class	59,718,499	140,773,589

TA Goldman Sachs 70/30 Service Class	1,692,552	196,928

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	338,242,368	542,387,471

TA Goldman Sachs Managed Risk - Conservative ETF Service Class	38,362,954	74,207,416

TA Goldman Sachs Managed Risk - Growth ETF Service Class	86,989,823	264,659,070

TA Great Lakes Advisors Large Cap Value Service Class	10,990,677	11,966,573

TA International Focus Initial Class	3,203,855	7,303,690

TA International Focus Service Class	4,612,939	14,065,787

TA Janus Balanced Service Class	59,211,129	131,731,045

TA Janus Mid-Cap Growth Initial Class	15,135,973	8,531,993

TA Janus Mid-Cap Growth Service Class	43,830,371	20,692,270

TA JPMorgan Asset Allocation - Conservative Initial Class	10,242,679	18,688,916

TA JPMorgan Asset Allocation - Conservative Service Class	24,806,015	114,043,652

TA JPMorgan Asset Allocation - Growth Initial Class	10,770,709	20,405,119

TA JPMorgan Asset Allocation - Growth Service Class	15,846,768	27,645,592

TA JPMorgan Asset Allocation - Moderate Initial Class	21,005,388	34,116,519

TA JPMorgan Asset Allocation - Moderate Service Class	131,281,265	548,689,123

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	33,317,826	48,794,774

TA JPMorgan Asset Allocation - Moderate Growth Service Class	157,833,403	373,012,675

TA JPMorgan Enhanced Index Initial Class	13,692,273	15,525,218

TA JPMorgan Enhanced Index Service Class	21,833,786	17,807,881

TA JPMorgan International Moderate Growth Initial Class	1,705	1,937

TA JPMorgan International Moderate Growth Service Class	9,795,908	59,699,131

TA JPMorgan Mid Cap Value Service Class	35,238,781	37,358,309

TA JPMorgan Tactical Allocation Service Class	22,774,166	121,134,511

TA Madison Diversified Income Service Class	13,690,183	23,626,593

TA Market Participation Strategy Service Class	7,156,205	50,086,042

TA Morgan Stanley Global Allocation Service Class	36,266,380	134,721,715

TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	42,280,748	26,152,582

TA MSCI EAFE Index Service Class	12,953,862	11,450,085

TA Multi-Managed Balanced Initial Class	10,034,775	8,698,013

TA Multi-Managed Balanced Service Class	68,198,371	186,441,060

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2023

3. Investments (continued)

Subaccount	Purchases	Sales

TA PIMCO Tactical - Balanced Service Class	$6,367,721	$48,826,737

TA PIMCO Tactical - Conservative Service Class	6,263,557	25,784,038

TA PIMCO Tactical - Growth Service Class	6,782,794	36,183,768

TA PineBridge Inflation Opportunities Service Class	14,190,202	33,015,714

TA ProFunds UltraBear Service Class (OAM)	9,303,532	9,062,058

TA S&P 500 Index Initial Class	1,244,827	374,230

TA S&P 500 Index Service Class	111,966,559	62,686,158

TA Small/Mid Cap Value Initial Class	9,785,497	10,221,582

TA Small/Mid Cap Value Service Class	32,193,201	22,883,782

TA T. Rowe Price Small Cap Initial Class	7,546,154	10,837,343

TA T. Rowe Price Small Cap Service Class	34,525,030	40,044,856

TA TS&W International Equity Initial Class	6,371,963	9,393,627

TA TS&W International Equity Service Class	7,033,328	9,519,592

TA WMC US Growth Initial Class	226,554,638	71,715,265

TA WMC US Growth Service Class	438,216,166	74,068,643

Vanguard® Balanced	14,815,784	3,450,229

Vanguard® Capital Growth	1,407,595	830,873

Vanguard® Conservative Allocation	2,697,529	410,010

Vanguard® Diversified Value	805,723	74,062

Vanguard® Equity Income	1,050,362	413,852

Vanguard® Equity Index	3,784,191	2,245,279

Vanguard® Global Bond Index	273,461	47,709

Vanguard® Growth	937,729	503,467

Vanguard® High Yield Bond	836,101	63,168

Vanguard® International	2,251,178	1,054,237

Vanguard® Mid-Cap Index	8,886,604	2,111,342

Vanguard® Moderate Allocation	6,882,954	1,830,608

Vanguard® Money Market	10,148,531	7,190,037

Vanguard® Real Estate Index	688,127	560,303

Vanguard® Short-Term Investment Grade	6,560,111	1,866,479

Vanguard® Total Bond Market Index	4,098,400	2,170,010

Vanguard® Total International Stock Market Index	1,671,250	961,507

Vanguard® Total Stock Market Index	6,567,817	1,153,453

Voya Global Perspectives Class S Shares	2,850	12,550

Voya Large Cap Value Class S Shares	63	30

Voya Strategic Allocation Conservative Class S Shares	-	-

Voya Strategic Allocation Moderate Class S Shares	-	-

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2023

3. Investments (continued)

Subaccount	Purchases	Sales

Wanger Acorn	$-	$-

Wanger International	81,913	93,768

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

AB Balanced Hedged Allocation Class B Shares	748,725	(3,114,341)	(2,365,616)	1,019,620	(3,712,392)	(2,692,772)

AB Large Cap Growth Class B Shares	6,667	(639,344)	(632,677)	30,421	(1,011,910)	(981,489)

AB Relative Value Class B Shares	1,966,085	(8,355,156)	(6,389,071)	7,456,891	(9,109,666)	(1,652,775)

American Funds - Asset Allocation Class 2 Shares	1,918,722	(18,050,029)	(16,131,307)	2,463,424	(21,410,681)	(18,947,257)

American Funds - Asset Allocation Class 4 Shares	1,704,644	(272,961)	1,431,683	1,194,836	(315,553)	879,283

American Funds - Growth Class 2 Shares	1,650,438	(6,369,410)	(4,718,972)	2,188,982	(6,551,529)	(4,362,547)

American Funds - Growth Class 4 Shares	4,600,002	(437,404)	4,162,598	2,682,396	(542,794)	2,139,602

American Funds - Growth-Income Class 2 Shares	1,027,150	(6,059,951)	(5,032,801)	1,402,448	(5,776,581)	(4,374,133)

American Funds - Growth-Income Class 4 Shares	2,472,633	(355,634)	2,116,999	1,698,430	(357,005)	1,341,425

American Funds - International Class 2 Shares	1,802,145	(4,762,174)	(2,960,029)	1,986,153	(5,123,956)	(3,137,803)

American Funds - International Class 4 Shares	697,890	(176,495)	521,395	452,466	(96,361)	356,105

American Funds - New World Class 4 Shares	477,647	(109,650)	367,997	215,149	(78,075)	137,074

American Funds - The Bond Fund of America Class 2 Shares	5,957,911	(8,265,082)	(2,307,171)	2,282,789	(10,284,994)	(8,002,205)

American Funds - The Bond Fund of America Class 4 Shares	1,247,064	(143,043)	1,104,021	497,562	(237,831)	259,731

BlackRock Basic Value V.I. Class I Shares	124,111	(460,871)	(336,760)	231,800	(640,139)	(408,339)

BlackRock Global Allocation V.I. Class I Shares	30,171	(377,292)	(347,121)	5,166	(337,456)	(332,290)

BlackRock High Yield V.I. Class I Shares	18,164	(63,898)	(45,734)	24,551	(97,005)	(72,454)

DFA VA Equity Allocation	20,205	(1,519)	18,686	51,422	(11,369)	40,053

DFA VA Global Bond	125,662	(35,208)	90,454	100,886	(15,696)	85,190

DFA VA Global Moderate Allocation	8,492	(229)	8,263	40,457	(107)	40,350

DFA VA International Small	13,908	(5,544)	8,364	42,767	(7,935)	34,832

DFA VA International Value	24,904	(7,732)	17,172	48,758	(12,432)	36,326

DFA VA Short-Term Fixed	69,685	(23,225)	46,460	43,002	(18,534)	24,468

DFA VA U.S. Large Value	25,388	(5,083)	20,305	79,346	(30,068)	49,278

DFA VA U.S. Targeted Value	25,314	(22,723)	2,591	46,102	(5,060)	41,042

Fidelity® VIP Balanced Service Class 2	4,521,442	(13,045,979)	(8,524,537)	3,676,848	(15,853,816)	(12,176,968)

Fidelity® VIP Consumer Staples Initial Class	204,987	(83,307)	121,680	207,164	(74,818)	132,346

Fidelity® VIP Contrafund® Initial Class	300	(4,389)	(4,089)	380	(9,432)	(9,052)

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

Fidelity® VIP Contrafund® Service Class 2	4,673,981	(11,288,402)	(6,614,421)	4,588,298	(13,153,296)	(8,564,998)

Fidelity® VIP Energy Service Class 2	748,480	(585,991)	162,489	797,701	(519,211)	278,490

Fidelity® VIP Equity-Income Initial Class	-	(776)	(776)	-	(1,025)	(1,025)

Fidelity® VIP Equity-Income Service Class 2	59,222	(1,460,046)	(1,400,824)	46,077	(1,470,589)	(1,424,512)

Fidelity® VIP Growth Initial Class	-	(341)	(341)	-	(508)	(508)

Fidelity® VIP Growth Service Class 2	33,453	(1,232,411)	(1,198,958)	40,583	(1,264,187)	(1,223,604)

Fidelity® VIP Growth Opportunities Service Class 2	1,705	(55,817)	(54,112)	14,780	(45,927)	(31,147)

Fidelity® VIP Health Care Service Class 2	729,180	(113,667)	615,513	371,913	(136,804)	235,109

Fidelity® VIP Mid Cap Initial Class	581	(2,900)	(2,319)	77	(5,285)	(5,208)

Fidelity® VIP Mid Cap Service Class 2	1,784,302	(5,042,994)	(3,258,692)	1,457,282	(7,348,223)	(5,890,941)

Fidelity® VIP Technology Initial Class	1,847,425	(791,592)	1,055,833	640,244	(301,576)	338,668

Fidelity® VIP Utilities Initial Class	245,213	(126,812)	118,401	275,087	(64,654)	210,433

Fidelity® VIP Value Strategies Initial Class	24,440	(7,045)	17,395	454	(8,885)	(8,431)

Fidelity® VIP Value Strategies Service Class 2	2,407,963	(6,913,367)	(4,505,404)	7,390,240	(7,721,244)	(331,004)

Franklin Allocation Class 4 Shares	7,146	(2,795,901)	(2,788,755)	67,408	(3,023,169)	(2,955,761)

Franklin Income Class 2 Shares	43,995	(3,215,534)	(3,171,539)	37,174	(3,524,121)	(3,486,947)

Franklin Mutual Shares Class 2 Shares	379	(683,361)	(682,982)	867	(612,327)	(611,460)

Franklin Templeton Foreign Class 2 Shares	34,801	(1,617,813)	(1,583,012)	12,548	(1,598,346)	(1,585,798)

Invesco V.I. American Franchise Series II Shares	542	(252,720)	(252,178)	25,413	(331,047)	(305,634)

Janus Henderson - Enterprise Service Shares	12,124	(385,827)	(373,703)	44,330	(525,435)	(481,105)

Janus Henderson - Global Research Service Shares	3,499	(990,538)	(987,039)	29,134	(1,182,737)	(1,153,603)

Janus Henderson - Mid Cap Value Service Shares	804	(55,804)	(55,000)	21,114	(70,529)	(49,415)

MFS® New Discovery Service Class	10,442	(841,045)	(830,603)	91,575	(1,190,715)	(1,099,140)

MFS® Total Return Service Class	59,043	(1,441,925)	(1,382,882)	69,981	(1,722,869)	(1,652,888)

NVIT Emerging Markets Class D Shares	-	(363)	(363)	-	(723)	(723)

State Street Total Return V.I.S. Class 3 Shares	794,692	(2,482,650)	(1,687,958)	749,334	(2,820,546)	(2,071,212)

TA 60/40 Allocation Service Class	3,432,337	(1,577,734)	1,854,603	1,875,940	(1,353,017)	522,923

TA Aegon Bond Initial Class	6,107,257	(9,785,590)	(3,678,333)	4,686,628	(13,811,987)	(9,125,359)

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA Aegon Bond Service Class	2,645,453	(27,621,200)	(24,975,747)	4,170,739	(37,111,857)	(32,941,118)

TA Aegon Core Bond Service Class	2,928,850	(7,967,829)	(5,038,979)	3,980,320	(11,370,550)	(7,390,230)

TA Aegon High Yield Bond Initial Class	1,264,076	(2,524,777)	(1,260,701)	994,843	(3,556,427)	(2,561,584)

TA Aegon High Yield Bond Service Class	954,589	(3,518,049)	(2,563,460)	1,114,574	(5,095,589)	(3,981,015)

TA Aegon Sustainable Equity Income Initial Class	246,381	(8,934,841)	(8,688,460)	401,966	(8,712,525)	(8,310,559)

TA Aegon Sustainable Equity Income Service Class	653,523	(3,845,833)	(3,192,310)	847,071	(4,383,755)	(3,536,684)

TA Aegon U.S. Government Securities Initial Class	5,519,168	(6,909,188)	(1,390,020)	5,478,530	(9,056,185)	(3,577,655)

TA Aegon U.S. Government Securities Service Class	11,959,703	(27,482,913)	(15,523,210)	38,374,212	(23,294,192)	15,080,020

TA American Funds Managed Risk - Balanced Service Class	941,547	(7,210,965)	(6,269,418)	1,250,935	(6,748,385)	(5,497,450)

TA BlackRock Government Money Market Initial Class	25,373,543	(28,139,429)	(2,765,886)	56,199,750	(43,918,264)	12,281,486

TA BlackRock Government Money Market Service Class	52,612,012	(83,384,248)	(30,772,236)	132,776,750	(93,949,704)	38,827,046

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	1,822,722	(13,738,722)	(11,916,000)	2,495,289	(13,213,975)	(10,718,686)

TA BlackRock iShares Active Asset Allocation - Moderate Service Class	5,898,431	(30,911,092)	(25,012,661)	2,370,802	(31,987,583)	(29,616,781)

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	3,687,543	(14,858,191)	(11,170,648)	3,115,425	(21,938,843)	(18,823,418)

TA BlackRock iShares Dynamic Allocation - Balanced Service Class	1,838,547	(20,766,411)	(18,927,864)	2,253,380	(17,537,443)	(15,284,063)

TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	2,532,161	(8,441,326)	(5,909,165)	1,508,294	(9,852,426)	(8,344,132)

TA BlackRock iShares Edge 100 Service Class	248,775	(380,682)	(131,907)	429,367	(640,651)	(211,284)

TA BlackRock iShares Edge 40 Initial Class	324,781	(955,410)	(630,629)	506,703	(1,037,884)	(531,181)

TA BlackRock iShares Edge 40 Service Class	566,746	(12,270,092)	(11,703,346)	596,943	(14,589,266)	(13,992,323)

TA BlackRock iShares Edge 50 Service Class	487,838	(3,347,541)	(2,859,703)	1,123,952	(2,403,914)	(1,279,962)

TA BlackRock iShares Edge 75 Service Class	541,395	(1,957,437)	(1,416,042)	917,279	(1,758,599)	(841,320)

TA BlackRock Real Estate Securities Initial Class	291,267	(1,076,217)	(784,950)	566,778	(1,939,983)	(1,373,205)

TA BlackRock Real Estate Securities Service Class	914,990	(2,587,763)	(1,672,773)	1,237,943	(3,026,529)	(1,788,586)

TA BlackRock Tactical Allocation Service Class	2,558,429	(33,110,657)	(30,552,228)	3,295,137	(37,552,921)	(34,257,784)

TA Goldman Sachs 70/30 Service Class	127,827	(13,675)	114,152	69,742	(5,018)	64,724

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	5,338,343	(107,222,394)	(101,884,051)	2,734,428	(107,292,992)	(104,558,564)

TA Goldman Sachs Managed Risk - Conservative ETF Service Class	2,610,839	(21,127,254)	(18,516,415)	3,029,312	(24,099,384)	(21,070,072)

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA Goldman Sachs Managed Risk - Growth ETF Service Class	5,169,390	(66,343,225)	(61,173,835)	5,884,734	(67,124,743)	(61,240,009)

TA Great Lakes Advisors Large Cap Value Service Class	789,328	(1,964,844)	(1,175,516)	5,049,881	(3,405,506)	1,644,375

TA International Focus Initial Class	1,146,536	(3,303,537)	(2,157,001)	1,397,406	(4,205,413)	(2,808,007)

TA International Focus Service Class	382,562	(2,068,572)	(1,686,010)	773,276	(2,146,344)	(1,373,068)

TA Janus Balanced Service Class	4,811,077	(18,646,267)	(13,835,190)	4,227,060	(25,107,065)	(20,880,005)

TA Janus Mid-Cap Growth Initial Class	1,432,511	(2,844,914)	(1,412,403)	1,072,549	(3,877,429)	(2,804,880)

TA Janus Mid-Cap Growth Service Class	1,020,072	(2,338,310)	(1,318,238)	541,942	(2,888,432)	(2,346,490)

TA JPMorgan Asset Allocation - Conservative Initial Class	4,369,289	(9,502,019)	(5,132,730)	6,634,328	(13,639,524)	(7,005,196)

TA JPMorgan Asset Allocation - Conservative Service Class	4,379,175	(36,992,658)	(32,613,483)	5,078,350	(42,428,062)	(37,349,712)

TA JPMorgan Asset Allocation - Growth Initial Class	1,379,874	(5,957,898)	(4,578,024)	2,090,181	(9,579,711)	(7,489,530)

TA JPMorgan Asset Allocation - Growth Service Class	1,043,623	(4,581,917)	(3,538,294)	1,450,509	(6,144,058)	(4,693,549)

TA JPMorgan Asset Allocation - Moderate Initial Class	6,756,258	(14,566,663)	(7,810,405)	4,382,809	(18,671,600)	(14,288,791)

TA JPMorgan Asset Allocation - Moderate Service Class	3,874,604	(126,186,219)	(122,311,615)	5,043,289	(136,911,345)	(131,868,056)

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	4,635,202	(18,304,192)	(13,668,990)	6,359,303	(20,755,109)	(14,395,806)

TA JPMorgan Asset Allocation - Moderate Growth Service Class	3,540,744	(100,692,415)	(97,151,671)	6,368,187	(103,464,724)	(97,096,537)

TA JPMorgan Enhanced Index Initial Class	1,615,777	(3,228,615)	(1,612,838)	1,829,978	(3,879,748)	(2,049,770)

TA JPMorgan Enhanced Index Service Class	835,901	(1,205,750)	(369,849)	861,908	(1,679,894)	(817,986)

TA JPMorgan International Moderate Growth Initial Class	-	(944)	(944)	1,120	(525)	595

TA JPMorgan International Moderate Growth Service Class	2,050,139	(25,108,974)	(23,058,835)	1,802,911	(25,817,151)	(24,014,240)

TA JPMorgan Mid Cap Value Service Class	1,129,737	(5,115,980)	(3,986,243)	3,574,862	(6,222,060)	(2,647,198)

TA JPMorgan Tactical Allocation Service Class	1,330,450	(23,906,922)	(22,576,472)	1,515,139	(25,600,777)	(24,085,638)

TA Madison Diversified Income Service Class	1,316,593	(6,487,106)	(5,170,513)	2,502,499	(5,930,940)	(3,428,441)

TA Market Participation Strategy Service Class	1,214,799	(7,419,248)	(6,204,449)	1,844,099	(9,421,707)	(7,577,608)

TA Morgan Stanley Global Allocation Service Class	2,136,131	(39,332,085)	(37,195,954)	2,786,873	(41,190,216)	(38,403,343)

TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	323,776	(2,349,844)	(2,026,068)	339,431	(2,495,518)	(2,156,087)

TA MSCI EAFE Index Service Class	985,889	(901,913)	83,976	558,579	(535,114)	23,465

TA Multi-Managed Balanced Initial Class	1,780,321	(2,312,672)	(532,351)	1,126,774	(3,505,285)	(2,378,511)

TA Multi-Managed Balanced Service Class	2,563,053	(22,599,148)	(20,036,095)	4,257,725	(21,356,359)	(17,098,634)

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA PIMCO Tactical - Balanced Service Class	1,025,754	(11,709,816)	(10,684,062)	1,101,824	(13,427,153)	(12,325,329)

TA PIMCO Tactical - Conservative Service Class	1,346,003	(6,506,800)	(5,160,797)	1,206,651	(7,828,471)	(6,621,820)

TA PIMCO Tactical - Growth Service Class	1,120,813	(6,342,183)	(5,221,370)	852,863	(9,057,726)	(8,204,863)

TA PineBridge Inflation Opportunities Service Class	2,343,067	(9,871,904)	(7,528,837)	11,904,075	(17,557,595)	(5,653,520)

TA ProFunds UltraBear Service Class (OAM)	1,389,452,747	(1,598,381,951)	(208,929,204)	3,986,006,224	(1,317,665,174)	2,668,341,050

TA S&P 500 Index Initial Class	115,620	(35,931)	79,689	66,919	(181)	66,738

TA S&P 500 Index Service Class	5,738,107	(3,266,183)	2,471,924	3,517,238	(3,496,005)	21,233

TA Small/Mid Cap Value Initial Class	85,141	(1,194,086)	(1,108,945)	162,018	(1,758,508)	(1,596,490)

TA Small/Mid Cap Value Service Class	938,241	(2,546,087)	(1,607,846)	828,804	(3,549,362)	(2,720,558)

TA T. Rowe Price Small Cap Initial Class	954,265	(2,449,491)	(1,495,226)	997,892	(3,494,366)	(2,496,474)

TA T. Rowe Price Small Cap Service Class	1,182,262	(3,192,948)	(2,010,686)	1,191,010	(3,959,866)	(2,768,856)

TA TS&W International Equity Initial Class	2,544,885	(3,939,719)	(1,394,834)	1,468,588	(3,862,158)	(2,393,570)

TA TS&W International Equity Service Class	900,180	(1,628,208)	(728,028)	821,096	(1,979,550)	(1,158,454)

TA WMC US Growth Initial Class	61,086,315	(17,121,597)	43,964,718	2,668,558	(17,128,850)	(14,460,292)

TA WMC US Growth Service Class	24,852,030	(5,113,107)	19,738,923	946,116	(3,450,933)	(2,504,817)

Vanguard® Balanced	1,182,073	(268,322)	913,751	944,732	(170,020)	774,712

Vanguard® Capital Growth	90,992	(59,447)	31,545	92,016	(12,404)	79,612

Vanguard® Conservative Allocation	223,790	(25,528)	198,262	399,548	(90,066)	309,482

Vanguard® Diversified Value	49,199	(5,013)	44,186	43,616	(7,367)	36,249

Vanguard® Equity Income	67,191	(31,899)	35,292	129,010	(29,646)	99,364

Vanguard® Equity Index	153,600	(133,618)	19,982	281,884	(478,522)	(196,638)

Vanguard® Global Bond Index	27,670	(4,948)	22,722	63,845	(6,362)	57,483

Vanguard® Growth	67,356	(36,720)	30,636	117,071	(39,843)	77,228

Vanguard® High Yield Bond	75,398	(5,823)	69,575	92,593	(18,419)	74,174

Vanguard® International	115,418	(91,797)	23,621	132,034	(114,613)	17,421

Vanguard® Mid-Cap Index	361,462	(85,936)	275,526	290,989	(131,424)	159,565

Vanguard® Moderate Allocation	540,962	(143,720)	397,242	893,696	(309,494)	584,202

Vanguard® Money Market	948,751	(692,516)	256,235	687,268	(653,432)	33,836

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

Vanguard® Real Estate Index	29,523	(39,198)	(9,675)	125,279	(52,284)	72,995

Vanguard® Short-Term Investment Grade	633,552	(202,133)	431,419	413,604	(337,236)	76,368

Vanguard® Total Bond Market Index	367,085	(259,374)	107,711	429,852	(372,191)	57,661

Vanguard® Total International Stock Market Index	135,413	(87,635)	47,778	283,857	(21,070)	262,787

Vanguard® Total Stock Market Index	408,732	(85,976)	322,756	309,953	(128,699)	181,254

Voya Global Perspectives Class S Shares	86	(1,048)	(962)	-	(173)	(173)

Voya Large Cap Value Class S Shares	1	(1)	-	-	(7)	(7)

Voya Strategic Allocation Conservative Class S Shares	-	-	-	-	-	-

Voya Strategic Allocation Moderate Class S Shares	-	-	-	-	-	-

Wanger Acorn	-	-	-	-	-	-

Wanger International	52,447	(53,968)	(1,521)	1,145	(10,239)	(9,094)

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

AB Balanced Hedged Allocation Class B Shares	$3,720,984	$(10,997,087)	$(7,276,103)	$6,141,893	$(16,769,494)	$(10,627,601)

AB Large Cap Growth Class B Shares	24,487	(2,494,192)	(2,469,705)	95,675	(3,552,549)	(3,456,874)

AB Relative Value Class B Shares	16,932,995	(41,905,451)	(24,972,456)	38,220,154	(46,179,482)	(7,959,328)

American Funds - Asset Allocation Class 2 Shares	12,463,379	(91,088,415)	(78,625,036)	13,765,420	(100,220,279)	(86,454,859)

American Funds - Asset Allocation Class 4 Shares	20,265,219	(3,285,956)	16,979,263	14,320,694	(3,779,209)	10,541,485

American Funds - Growth Class 2 Shares	29,952,136	(117,267,409)	(87,315,273)	45,658,805	(108,389,457)	(62,730,652)

American Funds - Growth Class 4 Shares	68,191,744	(6,517,159)	61,674,585	38,047,768	(8,172,235)	29,875,533

American Funds - Growth-Income Class 2 Shares	15,192,168	(84,868,027)	(69,675,859)	20,839,869	(77,394,978)	(56,555,109)

American Funds - Growth-Income Class 4 Shares	33,970,665	(4,933,121)	29,037,544	21,932,847	(4,635,048)	17,297,799

American Funds - International Class 2 Shares	9,702,259	(23,993,182)	(14,290,923)	11,782,532	(25,538,808)	(13,756,276)

American Funds - International Class 4 Shares	7,956,759	(2,016,792)	5,939,967	5,192,346	(1,081,175)	4,111,171

American Funds - New World Class 4 Shares	5,825,836	(1,343,223)	4,482,613	2,695,468	(920,043)	1,775,425

American Funds - The Bond Fund of America Class 2 Shares	21,393,907	(28,264,627)	(6,870,720)	12,318,807	(37,942,385)	(25,623,578)

American Funds - The Bond Fund of America Class 4 Shares	11,052,483	(1,256,519)	9,795,964	4,684,448	(2,210,690)	2,473,758

BlackRock Basic Value V.I. Class I Shares	480,874	(1,716,492)	(1,235,618)	891,192	(2,325,688)	(1,434,496)

BlackRock Global Allocation V.I. Class I Shares	92,991	(984,615)	(891,624)	16,182	(908,090)	(891,908)

BlackRock High Yield V.I. Class I Shares	50,437	(174,550)	(124,113)	64,832	(263,719)	(198,887)

DFA VA Equity Allocation	275,907	(19,092)	256,815	615,459	(132,173)	483,286

DFA VA Global Bond	1,164,176	(328,151)	836,025	939,699	(146,602)	793,097

DFA VA Global Moderate Allocation	98,743	(2,745)	95,998	452,859	(1,276)	451,583

DFA VA International Small	155,733	(60,624)	95,109	459,139	(74,032)	385,107

DFA VA International Value	309,065	(91,340)	217,725	546,003	(121,322)	424,681

DFA VA Short-Term Fixed	700,905	(233,798)	467,107	422,003	(181,842)	240,161

DFA VA U.S. Large Value	309,575	(60,837)	248,738	963,019	(347,889)	615,130

DFA VA U.S. Targeted Value	376,396	(325,776)	50,620	644,574	(67,228)	577,346

Fidelity® VIP Balanced Service Class 2	30,336,283	(62,321,748)	(31,985,465)	25,569,942	(75,692,532)	(50,122,590)

Fidelity® VIP Consumer Staples Initial Class	2,777,651	(1,117,602)	1,660,049	2,744,333	(991,390)	1,752,943

Fidelity® VIP Contrafund® Initial Class	10,094	(34,864)	(24,770)	10,081	(100,663)	(90,582)

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

Fidelity® VIP Contrafund® Service Class 2	$49,172,321	$(97,733,337)	$(48,561,016)	$45,292,937	$(107,131,437)	$(61,838,500)

Fidelity® VIP Energy Service Class 2	19,800,553	(15,055,062)	4,745,491	18,903,740	(12,154,918)	6,748,822

Fidelity® VIP Equity-Income Initial Class	-	(2,027)	(2,027)	-	(2,621)	(2,621)

Fidelity® VIP Equity-Income Service Class 2	144,172	(4,046,479)	(3,902,307)	122,052	(4,076,867)	(3,954,815)

Fidelity® VIP Growth Initial Class	-	(1,482)	(1,482)	-	(2,107)	(2,107)

Fidelity® VIP Growth Service Class 2	127,017	(4,881,193)	(4,754,176)	142,924	(4,775,383)	(4,632,459)

Fidelity® VIP Growth Opportunities Service Class 2	8,537	(266,457)	(257,920)	71,554	(220,332)	(148,778)

Fidelity® VIP Health Care Service Class 2	8,163,183	(1,271,469)	6,891,714	4,186,106	(1,507,503)	2,678,603

Fidelity® VIP Mid Cap Initial Class	4,183	(6,857)	(2,674)	1,761	(13,375)	(11,614)

Fidelity® VIP Mid Cap Service Class 2	19,451,706	(35,727,824)	(16,276,118)	14,990,276	(59,907,082)	(44,916,806)

Fidelity® VIP Technology Initial Class	32,519,384	(13,986,827)	18,532,557	9,582,423	(4,489,497)	5,092,926

Fidelity® VIP Utilities Initial Class	3,217,677	(1,656,660)	1,561,017	3,702,519	(882,634)	2,819,885

Fidelity® VIP Value Strategies Initial Class	86,669	(44,861)	41,808	10,350	(38,603)	(28,253)

Fidelity® VIP Value Strategies Service Class 2	21,692,352	(48,674,976)	(26,982,624)	64,804,150	(56,702,528)	8,101,622

Franklin Allocation Class 4 Shares	16,071	(6,400,772)	(6,384,701)	162,973	(6,986,702)	(6,823,729)

Franklin Income Class 2 Shares	76,023	(5,497,000)	(5,420,977)	60,536	(6,109,841)	(6,049,305)

Franklin Mutual Shares Class 2 Shares	608	(1,070,595)	(1,069,987)	1,415	(946,742)	(945,327)

Franklin Templeton Foreign Class 2 Shares	35,862	(1,662,562)	(1,626,700)	11,246	(1,504,492)	(1,493,246)

Invesco V.I. American Franchise Series II Shares	1,388	(748,091)	(746,703)	66,106	(942,472)	(876,366)

Janus Henderson - Enterprise Service Shares	67,008	(1,388,011)	(1,321,003)	176,367	(2,057,052)	(1,880,685)

Janus Henderson - Global Research Service Shares	6,129	(1,937,629)	(1,931,500)	59,333	(2,156,991)	(2,097,658)

Janus Henderson - Mid Cap Value Service Shares	2,622	(176,414)	(173,792)	66,836	(210,564)	(143,728)

MFS® New Discovery Service Class	42,127	(3,066,272)	(3,024,145)	336,359	(4,479,406)	(4,143,047)

MFS® Total Return Service Class	140,176	(3,351,205)	(3,211,029)	141,308	(4,031,073)	(3,889,765)

NVIT Emerging Markets Class D Shares	-	(4,018)	(4,018)	-	(8,090)	(8,090)

State Street Total Return V.I.S. Class 3 Shares	3,278,530	(7,815,840)	(4,537,310)	6,187,511	(13,141,448)	(6,953,937)

TA 60/40 Allocation Service Class	19,862,744	(6,044,221)	13,818,523	10,179,474	(8,959,774)	1,219,700

TA Aegon Bond Initial Class	8,490,593	(14,018,368)	(5,527,775)	6,976,250	(20,890,114)	(13,913,864)

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA Aegon Bond Service Class	$9,813,152	$(63,625,401)	$(53,812,249)	$16,010,229	$(96,748,115)	$(80,737,886)

TA Aegon Core Bond Service Class	16,411,808	(29,705,152)	(13,293,344)	17,013,678	(49,174,340)	(32,160,662)

TA Aegon High Yield Bond Initial Class	3,034,613	(6,020,163)	(2,985,550)	2,373,023	(8,615,436)	(6,242,413)

TA Aegon High Yield Bond Service Class	7,456,591	(15,819,471)	(8,362,880)	6,451,044	(26,662,417)	(20,211,373)

TA Aegon Sustainable Equity Income Initial Class	625,633	(23,707,759)	(23,082,126)	1,167,360	(23,413,179)	(22,245,819)

TA Aegon Sustainable Equity Income Service Class	4,799,021	(16,648,544)	(11,849,523)	6,570,032	(22,655,423)	(16,085,391)

TA Aegon U.S. Government Securities Initial Class	6,928,983	(9,671,361)	(2,742,378)	7,883,759	(13,274,430)	(5,390,671)

TA Aegon U.S. Government Securities Service Class	56,512,478	(115,062,075)	(58,549,597)	184,596,291	(85,880,526)	98,715,765

TA American Funds Managed Risk - Balanced Service Class	11,901,221	(90,760,335)	(78,859,114)	15,804,716	(85,202,082)	(69,397,366)

TA BlackRock Government Money Market Initial Class	24,949,642	(28,582,087)	(3,632,445)	57,294,938	(44,454,202)	12,840,736

TA BlackRock Government Money Market Service Class	199,162,129	(258,835,183)	(59,673,054)	403,683,460	(285,927,384)	117,756,076

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	6,044,401	(35,344,645)	(29,300,244)	10,130,828	(41,481,191)	(31,350,363)

TA BlackRock iShares Active Asset Allocation - Moderate Service Class	38,736,508	(118,754,386)	(80,017,878)	13,264,036	(122,681,427)	(109,417,391)

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	11,324,033	(42,373,209)	(31,049,176)	8,701,751	(53,893,097)	(45,191,346)

TA BlackRock iShares Dynamic Allocation - Balanced Service Class	11,449,501	(104,448,193)	(92,998,692)	8,733,841	(94,691,756)	(85,957,915)

TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	9,009,180	(44,165,706)	(35,156,526)	6,413,213	(46,981,983)	(40,568,770)

TA BlackRock iShares Edge 100 Service Class	4,049,717	(6,194,745)	(2,145,028)	7,370,764	(10,456,201)	(3,085,437)

TA BlackRock iShares Edge 40 Initial Class	526,066	(1,681,841)	(1,155,775)	925,224	(1,926,718)	(1,001,494)

TA BlackRock iShares Edge 40 Service Class	3,052,359	(28,900,017)	(25,847,658)	2,470,673	(36,843,370)	(34,372,697)

TA BlackRock iShares Edge 50 Service Class	6,202,794	(42,110,080)	(35,907,286)	14,775,540	(30,589,675)	(15,814,135)

TA BlackRock iShares Edge 75 Service Class	7,595,303	(27,731,032)	(20,135,729)	13,191,461	(25,435,749)	(12,244,288)

TA BlackRock Real Estate Securities Initial Class	711,163	(2,810,050)	(2,098,887)	1,463,266	(5,557,836)	(4,094,570)

TA BlackRock Real Estate Securities Service Class	4,257,465	(8,688,825)	(4,431,360)	7,639,842	(12,982,836)	(5,342,994)

TA BlackRock Tactical Allocation Service Class	9,726,948	(129,708,166)	(119,981,218)	9,925,295	(130,591,515)	(120,666,220)

TA Goldman Sachs 70/30 Service Class	1,600,528	(166,349)	1,434,179	889,311	(59,682)	829,629

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	$24,504,616	$(496,313,517)	$(471,808,901)	$11,398,458	$(485,842,833)	$(474,444,375)

TA Goldman Sachs Managed Risk - Conservative ETF Service Class	11,138,569	(69,085,421)	(57,946,852)	9,459,212	(75,479,622)	(66,020,410)

TA Goldman Sachs Managed Risk - Growth ETF Service Class	18,972,918	(243,033,735)	(224,060,817)	46,068,291	(235,030,164)	(188,961,873)

TA Great Lakes Advisors Large Cap Value Service Class	8,239,181	(11,441,975)	(3,202,794)	27,592,757	(15,521,890)	12,070,867

TA International Focus Initial Class	2,152,477	(6,541,540)	(4,389,063)	2,684,739	(7,987,921)	(5,303,182)

TA International Focus Service Class	3,247,923	(13,072,713)	(9,824,790)	6,141,320	(15,132,076)	(8,990,756)

TA Janus Balanced Service Class	26,658,436	(121,332,935)	(94,674,499)	24,871,905	(139,770,449)	(114,898,544)

TA Janus Mid-Cap Growth Initial Class	3,988,994	(7,642,752)	(3,653,758)	2,795,149	(10,264,186)	(7,469,037)

TA Janus Mid-Cap Growth Service Class	13,381,815	(19,079,564)	(5,697,749)	7,043,509	(29,388,777)	(22,345,268)

TA JPMorgan Asset Allocation - Conservative Initial Class	7,825,340	(17,036,768)	(9,211,428)	12,235,003	(25,867,263)	(13,632,260)

TA JPMorgan Asset Allocation - Conservative Service Class	12,671,903	(106,003,902)	(93,331,999)	20,973,492	(124,332,985)	(103,359,493)

TA JPMorgan Asset Allocation - Growth Initial Class	4,307,215	(17,288,366)	(12,981,151)	5,905,927	(27,443,512)	(21,537,585)

TA JPMorgan Asset Allocation - Growth Service Class	10,038,680	(25,099,132)	(15,060,452)	14,317,473	(28,377,095)	(14,059,622)

TA JPMorgan Asset Allocation - Moderate Initial Class	14,121,357	(30,389,291)	(16,267,934)	9,092,297	(40,787,580)	(31,695,283)

TA JPMorgan Asset Allocation - Moderate Service Class	17,499,822	(494,106,450)	(476,606,628)	26,997,700	(516,710,230)	(489,712,530)

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	10,850,173	(43,492,359)	(32,642,186)	14,974,203	(51,644,351)	(36,670,148)

TA JPMorgan Asset Allocation - Moderate Growth Service Class	15,506,951	(341,130,342)	(325,623,391)	39,903,880	(345,854,775)	(305,950,895)

TA JPMorgan Enhanced Index Initial Class	7,013,837	(13,786,506)	(6,772,669)	7,090,714	(15,834,165)	(8,743,451)

TA JPMorgan Enhanced Index Service Class	16,517,943	(16,602,883)	(84,940)	18,494,521	(25,131,853)	(6,637,332)

TA JPMorgan International Moderate Growth Initial Class	-	(1,469)	(1,469)	1,661	(763)	898

TA JPMorgan International Moderate Growth Service Class	5,316,178	(54,940,344)	(49,624,166)	5,519,863	(59,404,952)	(53,885,089)

TA JPMorgan Mid Cap Value Service Class	13,008,498	(35,132,312)	(22,123,814)	22,665,838	(47,880,479)	(25,214,641)

TA JPMorgan Tactical Allocation Service Class	9,327,911	(110,550,963)	(101,223,052)	5,868,110	(116,771,113)	(110,903,003)

TA Madison Diversified Income Service Class	5,637,621	(22,084,511)	(16,446,890)	11,306,291	(24,096,733)	(12,790,442)

TA Market Participation Strategy Service Class	6,118,291	(46,100,053)	(39,981,762)	9,471,409	(55,932,784)	(46,461,375)

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA Morgan Stanley Global Allocation Service Class	$8,378,488	$(124,397,536)	$(116,019,048)	$12,016,530	$(122,737,167)	$(110,720,637)

TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	3,256,499	(23,613,061)	(20,356,562)	3,612,802	(26,150,144)	(22,537,342)

TA MSCI EAFE Index Service Class	11,770,835	(10,842,697)	928,138	6,419,686	(5,902,350)	517,336

TA Multi-Managed Balanced Initial Class	5,925,384	(7,494,386)	(1,569,002)	3,668,070	(11,397,523)	(7,729,453)

TA Multi-Managed Balanced Service Class	18,824,880	(173,529,817)	(154,704,937)	26,993,265	(161,382,549)	(134,389,284)

TA PIMCO Tactical - Balanced Service Class	3,060,903	(44,491,958)	(41,431,055)	3,596,140	(49,738,674)	(46,142,534)

TA PIMCO Tactical - Conservative Service Class	4,393,323	(23,744,638)	(19,351,315)	4,932,443	(29,763,333)	(24,830,890)

TA PIMCO Tactical - Growth Service Class	5,034,117	(33,388,607)	(28,354,490)	3,773,472	(42,720,529)	(38,947,057)

TA PineBridge Inflation Opportunities Service Class	7,996,987	(31,543,669)	(23,546,682)	48,193,246	(48,482,918)	(289,672)

TA ProFunds UltraBear Service Class (OAM)	9,409,503	(10,053,475)	(643,972)	32,590,489	(10,274,109)	22,316,380

TA S&P 500 Index Initial Class	1,223,308	(372,084)	851,224	618,554	(1,753)	616,801

TA S&P 500 Index Service Class	103,298,606	(58,242,573)	45,056,033	61,523,059	(60,689,012)	834,047

TA Small/Mid Cap Value Initial Class	583,819	(9,000,579)	(8,416,760)	1,029,501	(12,119,380)	(11,089,879)

TA Small/Mid Cap Value Service Class	14,253,556	(21,153,954)	(6,900,398)	13,595,448	(33,677,571)	(20,082,123)

TA T. Rowe Price Small Cap Initial Class	3,808,439	(9,527,184)	(5,718,745)	3,727,804	(13,565,790)	(9,837,986)

TA T. Rowe Price Small Cap Service Class	21,376,936	(36,923,966)	(15,547,030)	18,800,496	(46,916,092)	(28,115,596)

TA TS&W International Equity Initial Class	5,735,332	(8,488,228)	(2,752,896)	2,867,718	(7,783,755)	(4,916,037)

TA TS&W International Equity Service Class	6,729,619	(8,965,579)	(2,235,960)	5,755,451	(9,363,237)	(3,607,786)

TA WMC US Growth Initial Class	210,204,952	(64,261,856)	145,943,096	10,258,406	(60,424,516)	(50,166,110)

TA WMC US Growth Service Class	419,568,446	(68,152,673)	351,415,773	16,290,968	(35,652,507)	(19,361,539)

Vanguard® Balanced	13,238,412	(3,099,933)	10,138,479	10,743,102	(1,862,469)	8,880,633

Vanguard® Capital Growth	1,241,057	(823,575)	417,482	1,159,915	(148,397)	1,011,518

Vanguard® Conservative Allocation	2,246,789	(262,254)	1,984,535	4,167,001	(914,599)	3,252,402

Vanguard® Diversified Value	681,063	(68,923)	612,140	584,780	(100,367)	484,413

Vanguard® Equity Income	867,167	(408,682)	458,485	1,619,146	(362,413)	1,256,733

Vanguard® Equity Index	3,154,634	(2,194,659)	959,975	8,165,425	(3,234,997)	4,930,428

Vanguard® Global Bond Index	257,171	(45,696)	211,475	636,079	(61,215)	574,864

Vanguard® Growth	930,627	(493,626)	437,001	1,555,242	(478,448)	1,076,794

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

Vanguard® High Yield Bond	$771,638	$(59,721)	$711,917	$920,906	$(186,072)	$734,834

Vanguard® International	1,951,220	(1,021,864)	929,356	2,310,629	(1,265,657)	1,044,972

Vanguard® Mid-Cap Index	8,445,558	(1,954,898)	6,490,660	7,057,593	(1,939,744)	5,117,849

Vanguard® Moderate Allocation	5,822,126	(1,614,246)	4,207,880	9,898,078	(3,466,721)	6,431,357

Vanguard® Money Market	9,781,243	(7,174,577)	2,606,666	6,876,898	(6,547,765)	329,133

Vanguard® Real Estate Index	441,811	(547,161)	(105,350)	2,193,982	(687,111)	1,506,871

Vanguard® Short-Term Investment Grade	6,378,690	(1,825,736)	4,552,954	4,522,314	(3,218,145)	1,304,169

Vanguard® Total Bond Market Index	3,828,050	(2,132,035)	1,696,015	4,687,959	(2,929,973)	1,757,986

Vanguard® Total International Stock Market Index	1,460,608	(950,280)	510,328	2,998,664	(211,490)	2,787,174

Vanguard® Total Stock Market Index	5,810,627	(1,130,259)	4,680,368	4,109,477	(1,605,883)	2,503,594

Voya Global Perspectives Class S Shares	990	(12,318)	(11,328)	-	(1,995)	(1,995)

Voya Large Cap Value Class S Shares	22	(11)	11	-	(127)	(127)

Voya Strategic Allocation Conservative Class S Shares	-	-	-	-	-	-

Voya Strategic Allocation Moderate Class S Shares	-	-	-	-	-	-

Wanger Acorn	-	-	-	-	-	-

Wanger International	81,427	(92,923)	(11,496)	8,865	(42,492)	(33,627)

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2023

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

AB Balanced Hedged Allocation Class B Shares
12/31/2023		18,016,973	$16.85	to	$11.83	$67,924,719	0.91%	0.40%	to	2.85%	12.21%	to	9.55%
12/31/2022		20,382,589	15.02	to	10.80	68,221,047	3.03	0.40	to	2.85	(19.49)	to	(21.41)
12/31/2021		23,075,361	18.65	to	13.74	97,949,715	0.26	0.40	to	2.85	12.91	to	10.22
12/31/2020		26,074,538	16.52	to	12.47	93,993,592	2.15	0.40	to	2.85	8.82	to	6.22
12/31/2019		30,129,720	15.18	to	11.74	97,353,579	2.34	0.40	to	2.85	17.73	to	14.93
AB Large Cap Growth Class B Shares
12/31/2023		6,062,153	6.29	to	24.55	25,855,468	-	0.30	to	2.80	34.38	to	31.13
12/31/2022		6,694,830	4.68	to	18.72	21,598,227	-	0.30	to	2.80	(28.90)	to	(30.63)
12/31/2021		7,676,319	6.59	to	26.99	35,215,505	-	0.30	to	2.80	28.27	to	25.15
12/31/2020		9,621,136	5.13	to	21.57	34,806,742	-	0.30	to	2.80	34.74	to	31.47
12/31/2019		11,372,716	3.81	to	16.41	31,230,390	-	0.30	to	2.80	33.96	to	30.70
AB Relative Value Class B Shares
12/31/2023		45,826,690	3.81	to	15.75	252,527,102	1.27	0.30	to	2.80	11.39	to	8.69
12/31/2022		52,215,761	3.42	to	14.49	253,718,317	1.10	0.30	to	2.80	(4.70)	to	(7.02)
12/31/2021		53,868,536	3.59	to	15.58	277,963,317	0.65	0.30	to	2.80	27.45	to	24.36
12/31/2020		61,139,851	2.82	to	12.53	237,524,698	1.32	0.30	to	2.80	2.17	to	(0.32)
12/31/2019		66,912,738	2.76	to	12.57	249,977,608	1.03	0.30	to	2.80	23.24	to	20.24
American Funds - Asset Allocation Class 2 Shares
12/31/2023		117,496,772	21.25	to	13.95	655,500,152	2.17	0.60	to	2.95	13.59	to	11.00
12/31/2022		133,628,079	18.71	to	12.57	658,825,848	1.84	0.60	to	2.95	(13.92)	to	(15.88)
12/31/2021		152,575,336	21.74	to	14.94	871,352,808	1.50	0.60	to	2.95	14.41	to	11.80
12/31/2020		174,752,023	19.00	to	13.37	857,259,812	1.67	0.60	to	2.95	11.78	to	9.24
12/31/2019		194,454,343	17.00	to	12.24	819,073,416	1.95	0.60	to	2.95	20.51	to	17.76
American Funds - Asset Allocation Class 4 Shares
12/31/2023		4,038,684	13.31	to	12.46	51,793,639	2.37	0.40	to	2.20	13.57	to	11.55
12/31/2022		2,607,001	11.72	to	11.17	29,772,601	1.92	0.40	to	2.20	(14.01)	to	(15.54)
12/31/2021		1,727,718	13.63	to	13.23	23,155,040	2.13	0.40	to	2.20	14.38	to	12.34
12/31/2020	(1)	50,583	11.92	to	11.77	599,001	4.31	0.40	to	2.20	-	to	-
American Funds - Growth Class 2 Shares
12/31/2023		40,066,362	42.66	to	24.24	905,289,115	0.36	0.60	to	2.95	37.66	to	34.53
12/31/2022		44,785,334	30.99	to	18.02	739,271,958	0.32	0.60	to	2.95	(30.36)	to	(31.94)
12/31/2021		49,147,881	44.50	to	26.48	1,149,580,633	0.22	0.60	to	2.95	21.26	to	18.50
12/31/2020		57,094,202	36.70	to	22.35	1,055,964,795	0.32	0.60	to	2.95	51.17	to	47.73
12/31/2019		60,243,138	24.27	to	15.13	679,623,629	0.80	0.60	to	2.95	29.99	to	27.03
American Funds - Growth Class 4 Shares
12/31/2023		10,231,206	17.59	to	16.47	173,243,164	0.18	0.33	to	2.13	37.68	to	35.24
12/31/2022		6,068,608	12.77	to	12.18	75,410,935	0.11	0.33	to	2.13	(30.34)	to	(31.59)
12/31/2021		3,929,006	18.34	to	17.80	70,825,649	0.06	0.33	to	2.13	21.28	to	19.12
12/31/2020	(1)	235,706	15.12	to	14.94	3,539,748	-	0.33	to	2.13	-	to	-
American Funds - Growth-Income Class 2 Shares
12/31/2023		37,114,846	31.69	to	18.16	623,307,981	1.35	0.60	to	2.95	25.39	to	22.54
12/31/2022		42,147,647	25.27	to	14.82	565,155,508	1.26	0.60	to	2.95	(16.99)	to	(18.88)
12/31/2021		46,521,780	30.45	to	18.27	754,565,140	1.11	0.60	to	2.95	23.35	to	20.54
12/31/2020		52,944,337	24.68	to	15.16	676,765,745	1.42	0.60	to	2.95	12.87	to	10.29
12/31/2019		55,567,642	21.87	to	13.74	578,289,945	1.79	0.60	to	2.95	25.38	to	22.52
American Funds - Growth-Income Class 4 Shares
12/31/2023		5,697,599	16.12	to	15.09	88,521,439	1.37	0.33	to	2.13	25.41	to	23.18
12/31/2022		3,580,600	12.86	to	12.25	44,815,167	1.23	0.33	to	2.13	(16.98)	to	(18.46)
12/31/2021		2,239,175	15.48	to	15.03	34,083,630	1.32	0.33	to	2.13	23.39	to	21.19
12/31/2020	(1)	131,787	12.55	to	12.40	1,642,555	1.97	0.33	to	2.13	-	to	-

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

American Funds - International Class 2 Shares
12/31/2023		30,930,665	$14.85	to	$11.85	$202,507,533	1.29%	0.60%	to	2.95%	15.15%	to	12.53%
12/31/2022		33,890,694	12.89	to	10.53	190,941,815	1.71	0.60	to	2.95	(21.26)	to	(23.05)
12/31/2021		37,028,497	16.37	to	13.69	262,247,784	2.38	0.60	to	2.95	(2.09)	to	(4.32)
12/31/2020		41,284,373	16.72	to	14.31	282,160,736	0.67	0.60	to	2.95	13.29	to	10.71
12/31/2019		46,533,316	14.76	to	12.92	248,531,886	1.55	0.60	to	2.95	22.15	to	19.36
American Funds - International Class 4 Shares
12/31/2023		2,056,088	12.45	to	11.65	24,678,048	1.22	0.33	to	2.13	15.18	to	13.13
12/31/2022		1,534,693	10.81	to	10.30	16,159,481	1.66	0.33	to	2.13	(21.28)	to	(22.68)
12/31/2021		1,178,588	13.73	to	13.32	15,918,386	3.82	0.33	to	2.13	(2.04)	to	(3.78)
12/31/2020	(1)	103,923	14.02	to	13.85	1,447,390	0.92	0.33	to	2.13	-	to	-
American Funds - New World Class 4 Shares
12/31/2023		1,016,305	13.40	to	12.54	13,127,105	1.44	0.35	to	2.15	15.27	to	13.22
12/31/2022		648,308	11.63	to	11.08	7,346,732	1.15	0.35	to	2.15	(22.52)	to	(23.90)
12/31/2021		511,234	15.00	to	14.56	7,543,125	0.98	0.35	to	2.15	4.26	to	2.40
12/31/2020	(1)	27,799	14.39	to	14.22	397,295	-	0.35	to	2.15	-	to	-
American Funds - The Bond Fund of America Class 2 Shares
12/31/2023		52,481,229	11.10	to	9.27	205,754,769	3.44	0.60	to	2.95	4.39	to	2.02
12/31/2022		54,788,400	10.64	to	9.09	205,927,941	2.83	0.60	to	2.95	(13.10)	to	(15.08)
12/31/2021		62,790,605	12.24	to	10.70	267,700,388	1.38	0.60	to	2.95	(0.90)	to	(3.16)
12/31/2020		67,686,257	12.35	to	11.05	285,376,467	2.15	0.60	to	2.95	9.08	to	6.59
12/31/2019		64,327,748	11.32	to	10.37	230,089,383	2.69	0.60	to	2.95	8.70	to	6.22
American Funds - The Bond Fund of America Class 4 Shares
12/31/2023		2,584,125	9.42	to	8.82	23,472,254	3.86	0.31	to	2.11	4.40	to	2.54
12/31/2022		1,480,104	9.02	to	8.60	12,995,937	2.87	0.31	to	2.11	(13.02)	to	(14.57)
12/31/2021		1,220,373	10.37	to	10.07	12,442,489	1.60	0.31	to	2.11	(0.89)	to	(2.66)
12/31/2020	(1)	44,930	10.47	to	10.34	466,693	6.23	0.31	to	2.11	-	to	-
BlackRock Basic Value V.I. Class I Shares
12/31/2023		4,274,831	3.49	to	14.13	18,096,054	1.77	1.25	to	2.65	15.17	to	13.61
12/31/2022		4,611,591	3.03	to	12.44	16,931,268	1.42	1.25	to	2.65	(6.09)	to	(7.37)
12/31/2021		5,019,930	3.23	to	13.43	19,580,580	1.17	1.25	to	2.65	20.17	to	18.54
12/31/2020		5,956,830	2.69	to	11.33	19,478,568	2.43	1.25	to	2.65	2.15	to	0.76
12/31/2019		6,249,446	2.63	to	11.24	20,016,237	2.39	1.25	to	2.65	22.38	to	20.71
BlackRock Global Allocation V.I. Class I Shares
12/31/2023		3,100,120	3.72	to	12.66	7,932,144	2.13	1.25	to	2.65	11.44	to	9.92
12/31/2022		3,447,241	3.33	to	11.51	7,994,086	-	1.25	to	2.65	(16.90)	to	(18.03)
12/31/2021		3,779,531	4.01	to	14.05	10,653,267	0.89	1.25	to	2.65	5.36	to	3.92
12/31/2020		4,385,798	3.81	to	13.52	11,798,862	1.29	1.25	to	2.65	19.52	to	17.89
12/31/2019		4,729,879	3.19	to	11.46	10,712,286	1.24	1.25	to	2.65	16.53	to	14.94
BlackRock High Yield V.I. Class I Shares
12/31/2023		891,751	3.09	to	11.53	2,614,880	6.56	1.25	to	2.65	11.80	to	10.28
12/31/2022		937,485	2.77	to	10.46	2,463,283	5.31	1.25	to	2.65	(11.45)	to	(12.65)
12/31/2021		1,009,939	3.12	to	11.97	3,009,551	4.52	1.25	to	2.65	4.02	to	2.61
12/31/2020		1,167,438	3.00	to	11.67	3,353,262	5.31	1.25	to	2.65	5.97	to	4.52
12/31/2019		1,340,935	2.83	to	11.16	3,651,853	5.40	1.25	to	2.65	13.87	to	12.31
DFA VA Equity Allocation
12/31/2023		120,642	14.37	to	14.26	1,729,713	2.40	0.27	to	0.47	19.82	to	19.58
12/31/2022		101,956	11.99	to	11.92	1,220,469	1.92	0.27	to	0.47	(13.91)	to	(14.09)
12/31/2021		61,903	13.93	to	13.88	860,593	2.53	0.27	to	0.47	24.04	to	23.79
12/31/2020		39,352	11.23	to	11.21	441,244	18.43	0.27	to	0.47	11.85	to	11.63
12/31/2019	(1)	-	10.04	to	10.04	-	-	0.27	to	0.47	-	to	-

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

DFA VA Global Bond
12/31/2023		307,925	$9.78	to	$8.98	$2,909,169	5.08%	0.27%	to	2.60%	4.77%	to	2.36%
12/31/2022		217,471	9.34	to	8.77	1,982,769	1.85	0.27	to	2.60	(6.59)	to	(8.73)
12/31/2021		132,281	9.99	to	9.61	1,299,932	1.55	0.27	to	2.60	(1.31)	to	(3.58)
12/31/2020		12,560	10.13	to	9.96	127,203	0.06	0.27	to	2.60	1.18	to	0.98
12/31/2019	(1)	-	10.01	to	10.01	-	-	0.27	to	0.47	-	to	-
DFA VA Global Moderate Allocation
12/31/2023		55,338	12.88	to	12.78	712,676	2.88	0.27	to	0.47	14.42	to	14.19
12/31/2022		47,075	11.26	to	11.19	529,889	3.35	0.27	to	0.47	(11.20)	to	(11.37)
12/31/2021		6,725	12.68	to	12.63	85,165	0.45	0.27	to	0.47	13.90	to	13.67
12/31/2020		1,869	11.13	to	11.11	20,762	2.47	0.27	to	0.47	10.99	to	10.77
12/31/2019	(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-	to	-
DFA VA International Small
12/31/2023		72,742	11.82	to	11.73	859,817	3.30	0.27	to	0.47	13.80	to	13.58
12/31/2022		64,378	10.39	to	10.33	668,692	3.28	0.27	to	0.47	(17.87)	to	(18.03)
12/31/2021		29,546	12.65	to	12.60	373,647	2.70	0.27	to	0.47	14.26	to	14.03
12/31/2020		24,516	11.07	to	11.05	271,344	8.73	0.27	to	0.47	9.12	to	8.90
12/31/2019	(1)	-	10.15	to	10.14	-	-	0.27	to	0.47	-	to	-
DFA VA International Value
12/31/2023		84,288	13.10	to	13.00	1,103,871	5.26	0.27	to	0.47	17.54	to	17.31
12/31/2022		67,116	11.15	to	11.08	747,852	4.36	0.27	to	0.47	(3.72)	to	(3.91)
12/31/2021		30,790	11.58	to	11.53	356,360	6.25	0.27	to	0.47	17.80	to	17.56
12/31/2020		4,829	9.83	to	9.81	47,429	6.34	0.27	to	0.47	(2.03)	to	(2.23)
12/31/2019	(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-	to	-
DFA VA Short-Term Fixed
12/31/2023		148,930	10.31	to	10.22	1,532,735	4.49	0.27	to	0.47	4.70	to	4.49
12/31/2022		102,470	9.84	to	9.78	1,007,153	1.46	0.27	to	0.47	(1.42)	to	(1.62)
12/31/2021		78,002	9.99	to	9.95	778,117	0.01	0.27	to	0.47	(0.46)	to	(0.66)
12/31/2020		9,237	10.03	to	10.01	92,589	0.50	0.27	to	0.47	0.33	to	0.13
12/31/2019	(1)	-	10.00	to	10.00	-	-	0.27	to	0.47	-	to	-
DFA VA U.S. Large Value
12/31/2023		121,902	13.11	to	13.01	1,594,443	2.51	0.27	to	0.47	10.62	to	10.40
12/31/2022		101,597	11.86	to	11.78	1,201,596	2.74	0.27	to	0.47	(5.13)	to	(5.32)
12/31/2021		52,319	12.50	to	12.45	653,107	2.32	0.27	to	0.47	26.69	to	26.44
12/31/2020		23,843	9.86	to	9.84	234,961	6.18	0.27	to	0.47	(1.64)	to	(1.84)
12/31/2019	(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-	to	-
DFA VA U.S. Targeted Value
12/31/2023		79,486	16.51	to	16.38	1,311,280	1.52	0.27	to	0.47	19.71	to	19.47
12/31/2022		76,895	13.79	to	13.71	1,060,221	1.84	0.27	to	0.47	(4.47)	to	(4.66)
12/31/2021		35,853	14.44	to	14.38	517,428	2.01	0.27	to	0.47	39.30	to	39.03
12/31/2020		13,882	10.36	to	10.34	143,813	7.93	0.27	to	0.47	3.70	to	3.50
12/31/2019	(1)	-	9.99	to	9.99	-	-	0.27	to	0.47	-	to	-
Fidelity® VIP Balanced Service Class 2
12/31/2023		82,360,131	3.20	to	16.29	474,442,207	1.54	0.30	to	2.65	20.87	to	18.11
12/31/2022		90,884,668	2.65	to	13.79	426,076,806	1.04	0.30	to	2.65	(18.43)	to	(20.30)
12/31/2021		103,061,636	3.25	to	17.31	585,801,138	0.73	0.30	to	2.65	17.64	to	14.95
12/31/2020		114,386,362	2.76	to	15.06	537,674,354	1.28	0.30	to	2.65	21.76	to	18.98
12/31/2019		125,709,751	2.27	to	12.65	457,401,722	1.58	0.30	to	2.65	23.74	to	20.91
Fidelity® VIP Consumer Staples Initial Class
12/31/2023		377,482	14.10	to	13.20	5,142,722	2.12	0.70	to	2.50	2.42	to	0.60
12/31/2022		255,802	13.76	to	13.12	3,426,928	2.02	0.70	to	2.50	(1.31)	to	(3.06)
12/31/2021		123,456	13.95	to	13.53	1,692,428	2.98	0.70	to	2.50	13.44	to	11.42
12/31/2020	(1)	613	12.29	to	12.15	7,484	-	0.70	to	2.50	-	to	-

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Fidelity® VIP Contrafund® Initial Class
12/31/2023		13,437	$4.34	to	$20.09	$95,817	0.47%	0.30%	to	2.70%	33.05%	to	29.96%
12/31/2022		17,526	3.27	to	15.46	97,922	0.43	0.30	to	2.70	(26.53)	to	(28.25)
12/31/2021		26,578	4.44	to	21.54	239,522	0.05	0.30	to	2.70	27.45	to	24.48
12/31/2020		43,364	3.49	to	17.31	267,864	0.22	0.30	to	2.70	30.18	to	27.14
12/31/2019		44,170	2.68	to	13.61	208,350	0.37	0.30	to	2.70	31.18	to	28.12
Fidelity® VIP Contrafund® Service Class 2
12/31/2023		85,312,133	5.13	to	19.71	818,065,180	0.26	0.30	to	2.80	32.72	to	29.50
12/31/2022		91,926,554	3.87	to	15.22	664,973,940	0.26	0.30	to	2.80	(26.71)	to	(28.49)
12/31/2021		100,491,552	5.28	to	21.28	994,100,891	0.03	0.30	to	2.80	27.13	to	24.04
12/31/2020		114,571,364	4.15	to	17.16	855,273,689	0.08	0.30	to	2.80	29.84	to	26.69
12/31/2019		122,971,431	3.20	to	13.54	671,378,964	0.22	0.30	to	2.80	30.88	to	27.70
Fidelity® VIP Energy Service Class 2
12/31/2023		667,690	27.42	to	25.68	17,617,012	2.45	0.50	to	2.30	0.20	to	(1.58)
12/31/2022		505,201	27.37	to	26.09	13,435,529	2.46	0.50	to	2.30	62.06	to	59.18
12/31/2021		226,711	16.89	to	16.39	3,760,207	3.53	0.50	to	2.30	54.06	to	51.32
12/31/2020	(1)	3,620	10.96	to	10.83	39,390	4.30	0.50	to	2.30	-	to	-
Fidelity® VIP Equity-Income Initial Class
12/31/2023		19,236	2.70	to	15.10	53,451	1.94	0.30	to	2.70	10.32	to	7.75
12/31/2022		20,012	2.45	to	14.02	50,635	1.88	0.30	to	2.70	(5.24)	to	(7.45)
12/31/2021		21,037	2.59	to	15.15	56,446	1.91	0.30	to	2.70	24.52	to	21.61
12/31/2020		21,847	2.08	to	12.45	47,297	1.84	0.30	to	2.70	6.38	to	3.89
12/31/2019		22,709	1.95	to	11.99	46,431	2.02	0.30	to	2.70	27.06	to	24.09
Fidelity® VIP Equity-Income Service Class 2
12/31/2023		10,178,460	3.38	to	14.81	30,367,510	1.70	0.30	to	2.80	10.05	to	7.38
12/31/2022		11,579,284	3.07	to	13.79	31,755,838	1.66	0.30	to	2.80	(5.53)	to	(7.82)
12/31/2021		13,003,796	3.25	to	14.96	38,235,541	1.55	0.30	to	2.80	24.23	to	21.21
12/31/2020		16,133,605	2.62	to	12.34	38,656,184	1.61	0.30	to	2.80	6.12	to	3.54
12/31/2019		18,185,698	2.46	to	11.92	41,513,921	1.78	0.30	to	2.80	26.73	to	23.65
Fidelity® VIP Growth Initial Class
12/31/2023		6,146	5.98	to	26.90	31,107	0.13	0.30	to	2.70	35.83	to	32.67
12/31/2022		6,487	4.40	to	20.27	24,291	0.62	0.30	to	2.70	(24.68)	to	(26.44)
12/31/2021		6,995	5.85	to	27.56	34,948	-	0.30	to	2.70	22.85	to	19.98
12/31/2020		7,385	4.76	to	22.97	30,183	0.07	0.30	to	2.70	43.46	to	40.11
12/31/2019		7,797	3.32	to	16.40	22,321	0.26	0.30	to	2.70	33.91	to	30.78
Fidelity® VIP Growth Service Class 2
12/31/2023		7,797,178	6.61	to	26.42	34,909,236	0.00	0.30	to	2.80	35.48	to	32.20
12/31/2022		8,996,136	4.88	to	19.99	30,132,579	0.36	0.30	to	2.80	(24.87)	to	(26.69)
12/31/2021		10,219,740	6.49	to	27.27	46,107,542	-	0.30	to	2.80	22.54	to	19.56
12/31/2020		13,368,312	5.30	to	22.81	49,691,847	0.04	0.30	to	2.80	43.12	to	39.64
12/31/2019		14,824,936	3.70	to	16.33	39,103,539	0.06	0.30	to	2.80	33.58	to	30.33
Fidelity® VIP Growth Opportunities Service Class 2
12/31/2023		512,379	32.34	to	29.06	2,839,309	-	1.25	to	2.80	43.52	to	41.36
12/31/2022		566,491	22.53	to	20.56	2,200,748	-	1.25	to	2.80	(39.08)	to	(40.00)
12/31/2021		597,638	36.98	to	34.27	3,820,317	-	1.25	to	2.80	10.29	to	8.63
12/31/2020		779,883	33.53	to	31.54	4,484,860	-	1.25	to	2.80	66.16	to	63.65
12/31/2019		862,593	20.18	to	19.27	3,004,319	-	1.25	to	2.80	38.76	to	36.67
Fidelity® VIP Health Care Service Class 2
12/31/2023		1,414,284	11.99	to	11.23	16,350,368	-	0.50	to	2.30	3.49	to	1.65
12/31/2022		798,771	11.59	to	11.04	9,004,288	-	0.50	to	2.30	(13.05)	to	(14.60)
12/31/2021		563,662	13.33	to	12.93	7,381,141	0.02	0.50	to	2.30	10.89	to	8.91
12/31/2020	(1)	21,737	12.02	to	11.87	259,476	1.03	0.50	to	2.30	-	to	-

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Fidelity® VIP Mid Cap Initial Class
12/31/2023		8,182	$3.41	to	$15.06	$57,825	0.61%	0.30%	to	2.70%	14.73%	to	12.06%
12/31/2022		10,501	2.97	to	13.44	53,442	0.45	0.30	to	2.70	(15.00)	to	(16.98)
12/31/2021		15,709	3.50	to	16.19	76,481	0.61	0.30	to	2.70	25.23	to	22.30
12/31/2020		17,141	2.79	to	13.24	64,353	0.66	0.30	to	2.70	17.84	to	15.08
12/31/2019		18,009	2.37	to	11.50	55,425	0.86	0.30	to	2.70	23.08	to	20.20
Fidelity® VIP Mid Cap Service Class 2
12/31/2023		42,354,398	4.15	to	14.84	340,699,765	0.39	0.30	to	2.80	14.46	to	11.68
12/31/2022		45,613,090	3.63	to	13.29	316,552,322	0.26	0.30	to	2.80	(15.22)	to	(17.28)
12/31/2021		51,504,031	4.28	to	16.07	429,576,602	0.34	0.30	to	2.80	24.93	to	21.89
12/31/2020		61,513,574	3.43	to	13.18	397,709,138	0.40	0.30	to	2.80	17.51	to	14.66
12/31/2019		68,400,272	2.91	to	11.50	354,595,211	0.69	0.30	to	2.80	22.80	to	19.82
Fidelity® VIP Technology Initial Class
12/31/2023		2,212,243	20.50	to	19.19	43,654,201	0.16	0.70	to	2.50	57.22	to	54.43
12/31/2022		1,156,410	13.04	to	12.43	14,669,451	-	0.70	to	2.50	(36.30)	to	(37.44)
12/31/2021		817,742	20.47	to	19.87	16,455,465	-	0.70	to	2.50	27.27	to	25.00
12/31/2020	(1)	41,913	16.08	to	15.89	669,454	-	0.70	to	2.50	-	to	-
Fidelity® VIP Utilities Initial Class
12/31/2023		413,908	13.90	to	13.01	5,546,884	2.43	0.70	to	2.50	(1.72)	to	(3.47)
12/31/2022		295,507	14.14	to	13.48	4,063,657	2.07	0.70	to	2.50	4.69	to	2.83
12/31/2021		85,074	13.51	to	13.11	1,130,117	3.31	0.70	to	2.50	16.68	to	14.60
12/31/2020	(1)	2,161	11.58	to	11.44	24,841	9.64	0.70	to	2.50	-	to	-
Fidelity® VIP Value Strategies Initial Class
12/31/2023		68,984	3.23	to	17.71	507,495	1.20	0.30	to	2.50	20.49	to	17.91
12/31/2022		51,589	2.68	to	15.02	384,531	1.10	0.30	to	2.50	(7.30)	to	(9.29)
12/31/2021		60,020	2.90	to	16.56	445,753	1.64	0.30	to	2.50	33.20	to	30.34
12/31/2020		65,512	2.17	to	12.70	239,991	1.14	0.30	to	2.50	7.93	to	5.62
12/31/2019		81,496	2.01	to	12.03	341,053	1.69	0.30	to	2.50	34.12	to	31.25
Fidelity® VIP Value Strategies Service Class 2
12/31/2023		32,815,104	4.18	to	17.27	241,899,996	0.89	0.30	to	2.80	20.25	to	17.33
12/31/2022		37,320,508	3.48	to	14.72	229,047,613	0.88	0.30	to	2.80	(7.63)	to	(9.87)
12/31/2021		37,651,512	3.77	to	16.33	243,543,351	1.24	0.30	to	2.80	32.94	to	29.71
12/31/2020		38,869,644	2.83	to	12.59	176,210,717	1.07	0.30	to	2.80	7.70	to	5.08
12/31/2019		41,539,468	2.63	to	11.98	167,567,384	1.47	0.30	to	2.80	33.70	to	30.45
Franklin Allocation Class 4 Shares
12/31/2023		19,249,639	1.87	to	11.85	46,977,467	1.31	0.60	to	2.80	13.94	to	11.51
12/31/2022		22,038,394	1.64	to	10.63	47,702,927	1.50	0.60	to	2.80	(16.69)	to	(18.47)
12/31/2021		24,994,155	1.97	to	13.04	65,635,756	1.59	0.60	to	2.80	10.87	to	8.50
12/31/2020		29,058,217	1.78	to	12.02	69,574,482	1.35	0.60	to	2.80	11.08	to	8.71
12/31/2019		33,952,154	1.60	to	11.05	73,995,819	3.32	0.60	to	2.80	18.85	to	16.31
Franklin Income Class 2 Shares
12/31/2023		19,220,833	1.91	to	12.10	34,524,329	5.19	1.00	to	2.80	7.55	to	5.67
12/31/2022		22,392,372	1.78	to	11.45	37,594,864	4.85	1.00	to	2.80	(6.41)	to	(8.04)
12/31/2021		25,879,319	1.90	to	12.46	46,639,026	4.76	1.00	to	2.80	15.60	to	13.58
12/31/2020		31,003,681	1.64	to	10.97	48,526,068	5.89	1.00	to	2.80	(0.30)	to	(2.05)
12/31/2019		36,589,063	1.65	to	11.20	57,808,661	5.39	1.00	to	2.80	14.91	to	12.90
Franklin Mutual Shares Class 2 Shares
12/31/2023		5,237,841	1.79	to	11.73	8,898,993	1.87	1.00	to	2.80	12.34	to	10.38
12/31/2022		5,920,823	1.59	to	10.63	9,000,977	1.83	1.00	to	2.80	(8.35)	to	(9.95)
12/31/2021		6,532,283	1.74	to	11.80	10,894,622	2.81	1.00	to	2.80	17.99	to	15.92
12/31/2020		7,876,120	1.47	to	10.18	11,185,310	2.76	1.00	to	2.80	(5.98)	to	(7.63)
12/31/2019		9,029,439	1.57	to	11.02	13,710,436	1.79	1.00	to	2.80	21.36	to	19.23

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Franklin Templeton Foreign Class 2 Shares
12/31/2023	11,511,406	$1.20	to	$10.51	$12,776,212	3.24%	1.00%	to	2.80%	19.57%	to	17.48%
12/31/2022	13,094,418	1.00	to	8.94	12,216,487	3.06	1.00	to	2.80	(8.52)	to	(10.12)
12/31/2021	14,680,216	1.09	to	9.95	15,047,838	1.88	1.00	to	2.80	3.13	to	1.32
12/31/2020	18,343,611	1.06	to	9.82	18,333,937	3.38	1.00	to	2.80	(2.14)	to	(3.85)
12/31/2019	21,486,432	1.08	to	10.21	22,067,192	1.74	1.00	to	2.80	11.42	to	9.46
Invesco V.I. American Franchise Series II Shares
12/31/2023	1,598,373	3.87	to	20.70	5,380,977	-	0.30	to	2.80	40.18	to	36.78
12/31/2022	1,850,551	2.76	to	15.14	4,496,437	-	0.30	to	2.80	(31.50)	to	(33.17)
12/31/2021	2,156,185	4.03	to	22.65	7,746,979	-	0.30	to	2.80	11.31	to	8.61
12/31/2020	2,645,645	3.62	to	20.85	8,633,998	-	0.30	to	2.80	41.57	to	38.13
12/31/2019	2,917,087	2.56	to	15.10	6,803,867	-	0.30	to	2.80	36.02	to	32.71
Janus Henderson - Enterprise Service Shares
12/31/2023	4,510,553	6.45	to	18.98	17,081,165	0.09	0.30	to	2.80	17.42	to	14.58
12/31/2022	4,884,256	5.49	to	16.57	15,959,583	0.27	0.30	to	2.80	(16.40)	to	(18.43)
12/31/2021	5,365,361	6.57	to	20.31	21,479,782	0.25	0.30	to	2.80	16.19	to	13.37
12/31/2020	6,635,024	5.66	to	17.91	23,462,735	0.05	0.30	to	2.80	18.83	to	15.94
12/31/2019	7,606,776	4.76	to	15.45	22,867,967	0.05	0.30	to	2.80	34.75	to	31.48
Janus Henderson - Global Research Service Shares
12/31/2023	8,973,319	3.38	to	17.73	18,716,834	0.77	0.30	to	2.80	26.09	to	23.04
12/31/2022	9,960,358	2.68	to	14.41	16,749,220	1.47	0.30	to	2.80	(19.85)	to	(21.80)
12/31/2021	11,113,961	3.34	to	18.43	23,620,614	0.35	0.30	to	2.80	17.44	to	14.59
12/31/2020	14,158,953	2.85	to	16.08	25,965,245	0.64	0.30	to	2.80	19.40	to	16.50
12/31/2019	16,122,487	2.38	to	13.80	25,159,601	0.85	0.30	to	2.80	28.33	to	25.21
Janus Henderson - Mid Cap Value Service Shares
12/31/2023	783,877	14.28	to	12.84	2,587,633	0.95	1.25	to	2.80	9.74	to	8.09
12/31/2022	838,877	13.01	to	11.88	2,531,498	1.16	1.25	to	2.80	(6.94)	to	(8.34)
12/31/2021	888,292	13.98	to	12.96	2,883,923	0.28	1.25	to	2.80	17.95	to	16.17
12/31/2020	1,046,254	11.86	to	11.15	2,879,198	1.07	1.25	to	2.80	(2.43)	to	(3.90)
12/31/2019	1,112,449	12.15	to	11.61	3,137,143	1.47	1.25	to	2.80	28.44	to	26.51
MFS® New Discovery Service Class
12/31/2023	6,929,860	4.63	to	16.89	26,715,569	-	0.30	to	2.80	13.91	to	11.15
12/31/2022	7,760,463	4.06	to	15.19	26,589,500	-	0.30	to	2.80	(30.20)	to	(31.90)
12/31/2021	8,859,603	5.82	to	22.31	43,959,107	-	0.30	to	2.80	1.27	to	(1.20)
12/31/2020	10,997,397	5.75	to	22.58	54,351,642	-	0.30	to	2.80	45.15	to	41.62
12/31/2019	12,964,008	3.96	to	15.94	44,689,857	-	0.30	to	2.80	40.85	to	37.43
MFS® Total Return Service Class
12/31/2023	11,473,096	2.71	to	12.88	27,972,116	1.81	0.30	to	2.80	9.89	to	7.22
12/31/2022	12,855,978	2.46	to	12.01	28,899,652	1.47	0.30	to	2.80	(10.11)	to	(12.29)
12/31/2021	14,508,866	2.74	to	13.70	36,749,509	1.61	0.30	to	2.80	13.50	to	10.74
12/31/2020	17,604,415	2.42	to	12.37	39,804,937	2.06	0.30	to	2.80	9.19	to	6.53
12/31/2019	19,874,828	2.21	to	11.61	41,580,126	2.09	0.30	to	2.80	19.76	to	16.85
NVIT Emerging Markets Class D Shares
12/31/2023	260	11.16	to	9.58	2,828	1.42	0.30	to	2.50	3.49	to	1.28
12/31/2022	623	10.78	to	9.46	6,615	0.09	0.30	to	2.50	(25.22)	to	(26.82)
12/31/2021	1,346	14.42	to	12.93	19,211	0.98	0.30	to	2.50	(7.87)	to	(9.84)
12/31/2020	1,503	15.65	to	14.34	23,330	1.64	0.30	to	2.50	12.58	to	10.17
12/31/2019	1,524	13.90	to	13.02	21,048	2.16	0.30	to	2.50	22.21	to	19.59
State Street Total Return V.I.S. Class 3 Shares
12/31/2023	12,717,631	16.16	to	11.77	38,814,247	1.95	0.40	to	2.85	14.75	to	12.02
12/31/2022	14,405,589	14.09	to	10.50	38,543,371	0.38	0.40	to	2.85	(17.05)	to	(19.02)
12/31/2021	16,476,801	16.98	to	12.97	54,877,619	1.86	0.40	to	2.85	12.75	to	10.07
12/31/2020	18,412,322	15.06	to	11.79	50,152,621	1.67	0.40	to	2.85	5.71	to	3.20
12/31/2019	21,706,994	14.25	to	11.42	52,200,791	2.08	0.40	to	2.85	15.11	to	12.37

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA 60/40 Allocation Service Class
12/31/2023	9,646,407	$14.59	to	$12.83	$66,957,043	1.31%	0.20%	to	2.50%	15.72%	to	13.13%
12/31/2022	7,791,804	12.61	to	11.34	45,596,897	1.05	0.20	to	2.50	(13.97)	to	(15.90)
12/31/2021	7,268,881	14.66	to	13.49	52,314,019	0.89	0.20	to	2.50	13.06	to	10.53
12/31/2020	5,750,641	12.97	to	12.20	41,556,748	0.62	0.20	to	2.50	12.24	to	9.72
12/31/2019	3,823,378	11.55	to	11.12	25,139,161	0.17	0.20	to	2.50	19.89	to	17.20
TA Aegon Bond Initial Class
12/31/2023	71,069,764	1.71	to	9.09	107,006,368	0.93	0.30	to	2.80	6.13	to	3.56
12/31/2022	74,748,097	1.61	to	8.77	107,584,148	2.62	0.30	to	2.80	(15.09)	to	(17.15)
12/31/2021	83,873,456	1.89	to	10.59	143,870,348	1.54	0.30	to	2.80	(1.17)	to	(3.57)
12/31/2020	92,744,164	1.92	to	10.98	163,368,662	4.21	0.30	to	2.80	7.36	to	4.75
12/31/2019	97,537,181	1.78	to	10.48	162,583,767	2.53	0.30	to	2.80	8.09	to	5.46
TA Aegon Bond Service Class
12/31/2023	175,074,608	10.73	to	9.03	447,343,314	0.63	0.20	to	2.65	5.97	to	3.45
12/31/2022	200,050,355	10.13	to	8.73	480,120,989	2.33	0.20	to	2.65	(15.25)	to	(17.27)
12/31/2021	232,991,473	11.95	to	10.55	663,798,024	1.26	0.20	to	2.65	(1.27)	to	(3.62)
12/31/2020	257,532,168	12.10	to	10.94	723,436,012	4.02	0.20	to	2.65	7.19	to	4.63
12/31/2019	289,976,616	11.29	to	10.46	721,416,264	2.26	0.20	to	2.65	8.00	to	5.42
TA Aegon Core Bond Service Class
12/31/2023	46,606,096	11.03	to	9.11	228,615,006	2.24	0.20	to	2.65	5.57	to	3.06
12/31/2022	51,645,075	10.44	to	8.84	232,049,154	2.34	0.20	to	2.65	(13.17)	to	(15.24)
12/31/2021	59,035,305	12.03	to	10.43	305,664,647	2.37	0.20	to	2.65	(1.46)	to	(3.82)
12/31/2020	65,914,063	12.21	to	10.84	320,495,238	3.39	0.20	to	2.65	6.95	to	4.40
12/31/2019	63,811,767	11.41	to	10.39	267,800,611	2.33	0.20	to	2.65	8.04	to	5.46
TA Aegon High Yield Bond Initial Class
12/31/2023	18,257,942	2.63	to	10.94	45,902,229	4.55	0.30	to	2.80	10.78	to	8.09
12/31/2022	19,518,643	2.37	to	10.13	44,804,760	5.80	0.30	to	2.80	(11.39)	to	(13.54)
12/31/2021	22,080,227	2.68	to	11.71	57,983,166	5.25	0.30	to	2.80	6.03	to	3.45
12/31/2020	27,309,298	2.53	to	11.32	68,971,842	6.22	0.30	to	2.80	4.73	to	2.18
12/31/2019	29,667,346	2.41	to	11.08	72,383,047	6.26	0.30	to	2.80	13.87	to	11.10
TA Aegon High Yield Bond Service Class
12/31/2023	18,852,746	14.26	to	10.86	113,332,925	4.19	0.20	to	2.65	10.65	to	8.02
12/31/2022	21,416,206	12.89	to	10.05	111,804,855	5.41	0.20	to	2.65	(11.63)	to	(13.74)
12/31/2021	25,397,221	14.59	to	11.65	150,400,166	4.93	0.20	to	2.65	6.04	to	3.51
12/31/2020	28,101,036	13.76	to	11.26	150,070,593	5.99	0.20	to	2.65	4.47	to	1.98
12/31/2019	31,316,439	13.17	to	11.04	155,487,204	5.97	0.20	to	2.65	13.74	to	11.03
TA Aegon Sustainable Equity Income Initial Class
12/31/2023	64,615,663	2.48	to	11.10	180,433,120	2.18	0.30	to	2.80	5.96	to	3.39
12/31/2022	73,304,123	2.34	to	10.74	195,736,594	2.16	0.30	to	2.80	(11.89)	to	(14.03)
12/31/2021	81,614,682	2.66	to	12.49	249,624,211	2.13	0.30	to	2.80	22.06	to	19.09
12/31/2020	102,139,295	2.18	to	10.49	258,388,425	3.03	0.30	to	2.80	(7.63)	to	(9.88)
12/31/2019	116,924,848	2.36	to	11.63	323,795,182	2.47	0.30	to	2.80	23.54	to	20.53
TA Aegon Sustainable Equity Income Service Class
12/31/2023	22,043,089	18.42	to	11.02	104,927,601	1.89	0.20	to	2.65	5.79	to	3.28
12/31/2022	25,235,399	17.41	to	10.67	112,408,344	1.85	0.20	to	2.65	(12.02)	to	(14.11)
12/31/2021	28,772,083	19.79	to	12.42	148,018,510	1.87	0.20	to	2.65	21.88	to	18.97
12/31/2020	33,902,293	16.24	to	10.44	139,055,653	2.78	0.20	to	2.65	(7.77)	to	(9.98)
12/31/2019	39,289,800	17.61	to	11.60	163,985,604	2.21	0.20	to	2.65	23.33	to	20.38
TA Aegon U.S. Government Securities Initial Class
12/31/2023	33,391,333	1.49	to	8.75	47,656,473	1.76	0.30	to	2.80	3.69	to	1.17
12/31/2022	34,781,353	1.44	to	8.65	49,287,955	1.06	0.30	to	2.80	(13.29)	to	(15.39)
12/31/2021	38,359,008	1.66	to	10.22	63,545,934	2.10	0.30	to	2.80	(2.68)	to	(5.05)
12/31/2020	45,759,323	1.71	to	10.76	80,808,215	1.70	0.30	to	2.80	8.65	to	6.01
12/31/2019	38,276,111	1.57	to	10.15	63,019,860	2.05	0.30	to	2.80	6.28	to	3.70

Transamerica Life Insurance Company

Separate Account VA B

Notes Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Aegon U.S. Government Securities Service Class
12/31/2023	60,628,418	$10.12	to	$8.60	$205,897,859	1.39%	0.20%	to	2.80%	3.48%	to	0.87%
12/31/2022	76,151,628	9.78	to	8.52	258,621,629	0.82	0.20	to	2.80	(13.47)	to	(15.65)
12/31/2021	61,071,608	11.30	to	10.10	193,536,432	1.59	0.20	to	2.80	(2.73)	to	(5.19)
12/31/2020	80,140,863	11.62	to	10.66	273,499,306	1.41	0.20	to	2.80	8.45	to	5.70
12/31/2019	70,935,391	10.72	to	10.08	191,285,315	1.62	0.20	to	2.80	6.14	to	3.45
TA American Funds Managed Risk - Balanced Service Class
12/31/2023	61,208,733	14.69	to	11.88	820,781,783	2.17	0.20	to	2.50	10.17	to	7.70
12/31/2022	67,478,151	13.33	to	11.03	830,364,161	1.50	0.20	to	2.50	(11.60)	to	(13.58)
12/31/2021	72,975,601	15.08	to	12.76	1,026,960,363	0.88	0.20	to	2.50	12.85	to	10.32
12/31/2020	77,819,858	13.37	to	11.57	981,034,010	1.21	0.20	to	2.50	4.08	to	1.75
12/31/2019	76,825,970	12.84	to	11.37	940,541,090	1.25	0.20	to	2.50	17.57	to	14.93
TA BlackRock Government Money Market Initial Class
12/31/2023	108,159,167	1.20	to	9.12	114,069,224	4.75	0.30	to	2.80	4.55	to	2.01
12/31/2022	110,925,053	1.14	to	8.94	114,067,668	1.44	0.30	to	2.80	1.10	to	(1.35)
12/31/2021	98,643,567	1.13	to	9.06	101,398,175	0.00	0.30	to	2.80	(0.29)	to	(2.72)
12/31/2020	119,708,543	1.13	to	9.32	125,991,289	0.23	0.30	to	2.80	(0.01)	to	(2.44)
12/31/2019	82,743,032	1.13	to	9.55	88,719,890	1.96	0.30	to	2.80	1.67	to	(0.81)
TA BlackRock Government Money Market Service Class
12/31/2023	180,173,519	10.59	to	9.08	581,963,174	4.56	0.20	to	2.65	4.45	to	1.97
12/31/2022	210,945,755	10.14	to	8.91	621,847,346	1.47	0.20	to	2.65	1.20	to	(1.21)
12/31/2021	172,118,709	10.02	to	9.02	503,096,558	0.00	0.20	to	2.65	(0.20)	to	(2.58)
12/31/2020	208,397,849	10.03	to	9.25	613,742,199	0.17	0.20	to	2.65	0.05	to	(2.34)
12/31/2019	155,242,739	10.03	to	9.48	348,881,228	1.70	0.20	to	2.65	1.51	to	(0.91)
TA BlackRock iShares Active Asset Allocation - Conservative Service Class
12/31/2023	68,586,058	13.12	to	10.55	204,995,116	1.46	0.20	to	2.65	9.74	to	7.13
12/31/2022	80,502,058	11.95	to	9.85	217,092,082	1.27	0.20	to	2.65	(15.46)	to	(17.47)
12/31/2021	91,220,744	14.14	to	11.93	295,146,037	1.07	0.20	to	2.65	5.53	to	3.01
12/31/2020	103,190,427	13.40	to	11.58	316,114,002	1.95	0.20	to	2.65	6.44	to	3.90
12/31/2019	121,522,304	12.59	to	11.15	339,344,934	1.97	0.20	to	2.65	11.01	to	8.36
TA BlackRock iShares Active Asset Allocation - Moderate Service Class
12/31/2023	204,356,201	13.37	to	10.74	869,676,856	1.48	0.20	to	2.65	13.14	to	10.45
12/31/2022	229,368,862	11.82	to	9.72	854,204,011	1.30	0.20	to	2.65	(17.30)	to	(19.27)
12/31/2021	258,985,643	14.29	to	12.05	1,170,053,110	0.87	0.20	to	2.65	8.11	to	5.53
12/31/2020	295,442,216	13.22	to	11.41	1,234,609,288	1.88	0.20	to	2.65	3.04	to	0.58
12/31/2019	333,714,080	12.83	to	11.35	1,331,045,066	1.81	0.20	to	2.65	10.91	to	8.26
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class
12/31/2023	94,540,924	13.24	to	10.58	305,012,048	1.38	0.20	to	2.65	17.39	to	14.59
12/31/2022	105,711,572	11.28	to	9.23	291,832,011	1.27	0.20	to	2.65	(18.48)	to	(20.42)
12/31/2021	124,534,990	13.83	to	11.60	415,067,378	0.53	0.20	to	2.65	7.41	to	4.84
12/31/2020	143,686,052	12.88	to	11.06	443,165,826	1.81	0.20	to	2.65	(2.27)	to	(4.61)
12/31/2019	167,991,889	13.18	to	11.59	522,009,134	1.66	0.20	to	2.65	11.13	to	8.48
TA BlackRock iShares Dynamic Allocation - Balanced Service Class
12/31/2023	118,403,453	13.57	to	1.09	674,821,416	1.39	0.20	to	2.50	12.43	to	9.89
12/31/2022	137,331,317	12.07	to	0.99	695,481,133	1.14	0.20	to	2.50	(16.06)	to	(17.96)
12/31/2021	152,615,380	14.38	to	1.20	935,484,103	0.56	0.20	to	2.50	8.95	to	6.47
12/31/2020	171,546,896	13.20	to	1.13	964,405,620	1.66	0.20	to	2.50	(0.75)	to	(3.00)
12/31/2019	188,777,088	13.30	to	1.17	1,048,148,666	1.59	0.20	to	2.50	15.83	to	13.20
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class
12/31/2023	54,614,693	15.00	to	1.28	302,181,696	1.28	0.20	to	2.50	17.04	to	14.39
12/31/2022	60,523,858	12.81	to	1.12	293,945,929	1.12	0.20	to	2.50	(17.08)	to	(18.97)
12/31/2021	68,867,990	15.45	to	1.38	405,229,493	0.28	0.20	to	2.50	14.18	to	11.58
12/31/2020	78,541,890	13.53	to	1.23	401,118,370	1.60	0.20	to	2.50	(2.36)	to	(4.58)
12/31/2019	87,000,387	13.86	to	1.29	447,785,619	1.37	0.20	to	2.50	16.59	to	13.94

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA BlackRock iShares Edge 100 Service Class
12/31/2023		3,467,968	$18.97	to	$14.58	$61,143,111	1.93%	0.20%	to	2.50%	14.25%	to	11.69%
12/31/2022		3,599,875	16.60	to	13.05	56,132,454	1.22	0.20	to	2.50	(15.92)	to	(17.81)
12/31/2021		3,811,159	19.75	to	15.88	71,242,476	0.94	0.20	to	2.50	18.12	to	15.47
12/31/2020		3,753,435	16.72	to	13.75	59,978,989	1.67	0.20	to	2.50	9.66	to	7.20
12/31/2019		3,371,713	15.24	to	12.83	49,637,017	1.54	0.20	to	2.50	24.33	to	21.54
TA BlackRock iShares Edge 40 Initial Class
12/31/2023		7,868,866	1.91	to	10.93	14,792,197	2.28	0.30	to	2.80	9.12	to	6.48
12/31/2022		8,499,495	1.75	to	10.27	14,849,485	1.88	0.30	to	2.80	(14.50)	to	(16.57)
12/31/2021		9,030,676	2.05	to	12.31	18,704,737	1.78	0.30	to	2.80	5.77	to	3.20
12/31/2020		10,377,146	1.94	to	11.93	20,577,421	2.47	0.30	to	2.80	9.32	to	6.66
12/31/2019		9,936,931	1.77	to	11.18	17,996,551	2.24	0.30	to	2.80	14.96	to	12.17
TA BlackRock iShares Edge 40 Service Class
12/31/2023		65,038,595	13.84	to	10.86	190,887,402	1.99	0.20	to	2.65	8.85	to	6.26
12/31/2022		76,741,941	12.72	to	10.22	202,646,475	1.56	0.20	to	2.65	(14.61)	to	(16.64)
12/31/2021		90,734,264	14.89	to	12.26	278,799,836	1.52	0.20	to	2.65	5.56	to	3.04
12/31/2020		102,613,543	14.11	to	11.89	294,458,872	2.21	0.20	to	2.65	9.23	to	6.63
12/31/2019		115,789,426	12.91	to	11.15	292,492,929	1.96	0.20	to	2.65	14.87	to	12.13
TA BlackRock iShares Edge 50 Service Class
12/31/2023		30,068,075	14.28	to	11.61	399,153,677	1.73	0.20	to	2.50	9.57	to	7.12
12/31/2022		32,927,778	13.03	to	10.84	402,867,449	1.31	0.20	to	2.50	(14.65)	to	(16.57)
12/31/2021		34,207,740	15.27	to	12.99	495,078,284	1.13	0.20	to	2.50	7.53	to	5.11
12/31/2020		33,008,160	14.20	to	12.36	448,423,739	1.27	0.20	to	2.50	9.50	to	7.05
12/31/2019		24,058,879	12.97	to	11.54	301,321,199	0.94	0.20	to	2.50	15.80	to	13.21
TA BlackRock iShares Edge 75 Service Class
12/31/2023		8,896,991	16.42	to	13.08	134,912,823	1.77	0.20	to	2.50	11.87	to	9.36
12/31/2022		10,313,033	14.68	to	11.96	141,227,812	1.34	0.20	to	2.50	(15.23)	to	(17.13)
12/31/2021		11,154,353	17.32	to	14.43	182,158,515	1.06	0.20	to	2.50	12.71	to	10.18
12/31/2020		11,324,666	15.36	to	13.10	165,771,162	1.38	0.20	to	2.50	10.04	to	7.57
12/31/2019		8,767,414	13.96	to	12.18	117,927,147	0.97	0.20	to	2.50	20.04	to	17.34
TA BlackRock Real Estate Securities Initial Class
12/31/2023		8,434,560	2.07	to	10.73	23,618,963	5.92	0.30	to	2.80	12.99	to	10.25
12/31/2022		9,219,510	1.83	to	9.73	23,221,304	3.36	0.30	to	2.80	(28.40)	to	(30.15)
12/31/2021		10,592,715	2.55	to	13.93	37,581,657	2.57	0.30	to	2.80	25.85	to	22.79
12/31/2020		12,874,971	2.03	to	11.34	36,532,221	12.31	0.30	to	2.80	(0.61)	to	(3.03)
12/31/2019		14,634,220	2.04	to	11.70	42,084,933	0.90	0.30	to	2.80	24.82	to	21.78
TA BlackRock Real Estate Securities Service Class
12/31/2023		15,474,501	12.57	to	10.66	65,908,004	5.28	0.20	to	2.65	12.92	to	10.23
12/31/2022		17,147,274	11.13	to	9.67	63,353,865	2.90	0.20	to	2.65	(28.53)	to	(30.23)
12/31/2021		18,935,860	15.58	to	13.87	96,045,926	2.14	0.20	to	2.65	25.60	to	22.60
12/31/2020		21,638,728	12.40	to	11.31	81,766,874	11.61	0.20	to	2.65	(0.71)	to	(3.08)
12/31/2019		24,184,329	12.49	to	11.67	86,036,786	0.60	0.20	to	2.65	24.64	to	21.66
TA BlackRock Tactical Allocation Service Class
12/31/2023		205,309,701	16.69	to	12.07	821,349,625	2.45	0.20	to	2.80	14.65	to	11.76
12/31/2022		235,861,929	14.56	to	10.80	838,532,604	3.63	0.20	to	2.80	(16.38)	to	(18.49)
12/31/2021		270,119,713	17.41	to	13.25	1,153,148,970	2.45	0.20	to	2.80	7.42	to	4.70
12/31/2020		312,039,360	16.21	to	12.65	1,242,098,550	1.73	0.20	to	2.80	12.96	to	10.11
12/31/2019		361,724,078	14.35	to	11.49	1,256,854,629	2.17	0.20	to	2.80	16.82	to	13.86
TA Goldman Sachs 70/30 Service Class
12/31/2023		308,297	13.73	to	12.85	4,086,431	1.58	0.20	to	2.00	16.02	to	13.95
12/31/2022		194,145	11.83	to	11.28	2,239,896	1.96	0.20	to	2.00	(17.27)	to	(18.74)
12/31/2021		129,421	14.30	to	13.88	1,822,679	1.07	0.20	to	2.00	12.86	to	10.85
12/31/2020	(1)	1,613	12.67	to	12.52	20,311	-	0.20	to	2.00	-	to	-

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Goldman Sachs Managed Risk - Balanced ETF Service Class
12/31/2023	705,336,234	$15.14	to	$11.40	$3,804,945,152	1.47%	0.20%	to	2.80%	12.97%	to	10.12%
12/31/2022	807,220,285	13.40	to	10.35	3,853,036,450	1.49	0.20	to	2.80	(14.43)	to	(16.60)
12/31/2021	911,778,849	15.67	to	12.41	5,086,400,083	1.13	0.20	to	2.80	9.14	to	6.38
12/31/2020	1,041,702,384	14.35	to	11.66	5,277,027,156	2.08	0.20	to	2.80	3.98	to	1.35
12/31/2019	1,162,728,895	13.81	to	11.51	5,570,038,106	1.96	0.20	to	2.80	15.42	to	12.50
TA Goldman Sachs Managed Risk - Conservative ETF Service Class
12/31/2023	123,760,034	13.76	to	10.42	417,072,948	1.76	0.20	to	2.80	10.37	to	7.59
12/31/2022	142,276,449	12.47	to	9.68	437,958,614	1.60	0.20	to	2.80	(12.00)	to	(14.23)
12/31/2021	163,346,521	14.17	to	11.29	576,424,580	1.56	0.20	to	2.80	2.55	to	(0.04)
12/31/2020	187,422,476	13.81	to	11.29	632,851,059	2.21	0.20	to	2.80	4.70	to	2.05
12/31/2019	210,974,386	13.19	to	11.06	666,135,464	2.04	0.20	to	2.80	11.97	to	9.14
TA Goldman Sachs Managed Risk - Growth ETF Service Class
12/31/2023	431,747,039	17.70	to	12.88	1,719,739,409	1.43	0.20	to	2.80	17.44	to	14.48
12/31/2022	492,920,874	15.07	to	11.25	1,689,317,039	1.40	0.20	to	2.80	(14.69)	to	(16.84)
12/31/2021	554,160,883	17.67	to	13.53	2,218,534,421	0.88	0.20	to	2.80	13.82	to	10.94
12/31/2020	645,059,731	15.52	to	12.20	2,266,031,114	2.06	0.20	to	2.80	4.01	to	1.38
12/31/2019	735,600,165	14.92	to	12.03	2,476,677,187	1.74	0.20	to	2.80	19.17	to	16.16
TA Great Lakes Advisors Large Cap Value Service Class
12/31/2023	6,230,632	14.19	to	12.47	53,852,977	0.88	0.20	to	2.50	12.56	to	10.04
12/31/2022	7,406,148	12.60	to	11.34	51,430,920	0.29	0.20	to	2.50	(7.57)	to	(9.64)
12/31/2021	5,761,773	13.63	to	12.54	43,772,055	0.77	0.20	to	2.50	30.30	to	27.38
12/31/2020	3,305,330	10.46	to	9.85	23,639,749	0.69	0.20	to	2.50	(0.80)	to	(3.03)
12/31/2019	1,468,558	10.55	to	10.16	10,944,450	0.27	0.20	to	2.50	16.76	to	14.14
TA International Focus Initial Class
12/31/2023	29,055,745	2.54	to	13.34	58,522,612	1.99	0.30	to	2.80	12.20	to	9.48
12/31/2022	31,212,746	2.26	to	12.19	56,973,368	2.97	0.30	to	2.80	(20.28)	to	(22.22)
12/31/2021	34,020,753	2.83	to	15.67	78,746,427	1.24	0.30	to	2.80	10.49	to	7.80
12/31/2020	41,664,394	2.57	to	14.54	87,876,379	2.26	0.30	to	2.80	20.54	to	17.60
12/31/2019	46,784,649	2.13	to	12.36	82,908,303	1.64	0.30	to	2.80	27.30	to	24.20
TA International Focus Service Class
12/31/2023	13,632,374	15.96	to	13.24	87,960,039	1.75	0.20	to	2.65	12.05	to	9.38
12/31/2022	15,318,384	14.25	to	12.10	88,745,241	2.75	0.20	to	2.65	(20.45)	to	(22.35)
12/31/2021	16,691,452	17.91	to	15.59	123,852,336	1.04	0.20	to	2.65	10.41	to	7.77
12/31/2020	17,982,050	16.22	to	14.46	115,207,635	2.09	0.20	to	2.65	20.34	to	17.47
12/31/2019	19,878,211	13.48	to	12.31	101,695,343	1.37	0.20	to	2.65	27.15	to	24.11
TA Janus Balanced Service Class
12/31/2023	118,324,209	21.67	to	14.83	829,945,620	1.13	0.20	to	2.65	14.79	to	12.05
12/31/2022	132,159,399	18.88	to	13.24	820,625,445	0.83	0.20	to	2.65	(16.93)	to	(18.91)
12/31/2021	153,039,404	22.73	to	16.33	1,132,349,414	1.12	0.20	to	2.65	15.21	to	12.46
12/31/2020	171,067,789	19.73	to	14.52	1,085,023,467	1.51	0.20	to	2.65	14.08	to	11.36
12/31/2019	184,402,723	17.29	to	13.04	998,779,258	1.37	0.20	to	2.65	21.53	to	18.63
TA Janus Mid-Cap Growth Initial Class
12/31/2023	22,651,450	4.74	to	19.27	65,869,315	-	0.30	to	2.80	16.69	to	13.87
12/31/2022	24,063,853	4.06	to	16.92	60,568,907	-	0.30	to	2.80	(16.96)	to	(18.98)
12/31/2021	26,868,733	4.89	to	20.89	82,603,363	0.27	0.30	to	2.80	16.95	to	14.10
12/31/2020	34,258,222	4.18	to	18.31	90,938,573	0.23	0.30	to	2.80	18.85	to	15.96
12/31/2019	38,655,012	3.52	to	15.79	87,346,650	0.07	0.30	to	2.80	36.30	to	32.99
TA Janus Mid-Cap Growth Service Class
12/31/2023	14,077,641	25.55	to	19.14	174,973,421	-	0.20	to	2.65	16.57	to	13.80
12/31/2022	15,395,879	21.92	to	16.82	157,131,166	-	0.20	to	2.65	(17.10)	to	(19.08)
12/31/2021	17,742,369	26.44	to	20.78	217,859,738	0.10	0.20	to	2.65	16.76	to	13.97
12/31/2020	19,613,738	22.65	to	18.23	195,280,987	0.04	0.20	to	2.65	18.69	to	15.86
12/31/2019	20,310,940	19.08	to	15.74	146,913,356	-	0.20	to	2.65	36.06	to	32.81

Transamerica Life Insurance Company

Separate Account VA B

Notes Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA JPMorgan Asset Allocation - Conservative Initial Class
12/31/2023	56,487,638	$2.01	to	$10.88	$106,961,227	2.29%	0.30%	to	2.80%	6.73%	to	4.14%
12/31/2022	61,620,368	1.89	to	10.45	110,777,412	5.55	0.30	to	2.80	(15.61)	to	(17.66)
12/31/2021	68,625,564	2.24	to	12.69	148,147,123	2.49	0.30	to	2.80	5.58	to	3.02
12/31/2020	80,924,720	2.12	to	12.32	167,552,183	2.52	0.30	to	2.80	11.14	to	8.44
12/31/2019	83,056,161	1.91	to	11.36	156,640,797	2.64	0.30	to	2.80	13.56	to	10.80
TA JPMorgan Asset Allocation - Conservative Service Class
12/31/2023	191,784,502	13.84	to	10.80	613,717,801	1.97	0.20	to	2.65	6.62	to	4.08
12/31/2022	224,397,985	12.98	to	10.37	674,855,947	5.30	0.20	to	2.65	(15.77)	to	(17.78)
12/31/2021	261,747,697	15.41	to	12.62	927,848,971	2.18	0.20	to	2.65	5.42	to	2.90
12/31/2020	297,142,588	14.62	to	12.26	986,050,891	2.27	0.20	to	2.65	11.02	to	8.38
12/31/2019	338,740,194	13.17	to	11.31	995,998,146	2.23	0.20	to	2.65	13.32	to	10.62
TA JPMorgan Asset Allocation - Growth Initial Class
12/31/2023	72,743,188	3.14	to	16.05	225,809,768	1.72	0.30	to	2.80	19.98	to	17.07
12/31/2022	77,321,212	2.62	to	13.71	202,466,102	5.94	0.30	to	2.80	(22.80)	to	(24.67)
12/31/2021	84,810,742	3.39	to	18.21	291,759,374	1.69	0.30	to	2.80	19.28	to	16.38
12/31/2020	108,290,844	2.84	to	15.64	315,946,230	1.71	0.30	to	2.80	24.37	to	21.34
12/31/2019	116,876,305	2.28	to	12.89	276,399,883	1.73	0.30	to	2.80	25.67	to	22.62
TA JPMorgan Asset Allocation - Growth Service Class
12/31/2023	35,529,741	23.04	to	15.94	217,776,216	1.49	0.20	to	2.65	19.76	to	16.92
12/31/2022	39,068,035	19.24	to	13.63	198,045,724	5.78	0.20	to	2.65	(22.89)	to	(24.73)
12/31/2021	43,761,584	24.95	to	18.11	277,338,674	1.48	0.20	to	2.65	19.11	to	16.27
12/31/2020	49,937,665	20.95	to	15.58	256,180,984	1.49	0.20	to	2.65	24.11	to	21.15
12/31/2019	56,218,037	16.88	to	12.86	223,490,179	1.49	0.20	to	2.65	25.61	to	22.61
TA JPMorgan Asset Allocation - Moderate Initial Class
12/31/2023	114,464,373	2.32	to	11.91	251,588,954	2.09	0.30	to	2.80	8.78	to	6.14
12/31/2022	122,274,778	2.14	to	11.22	250,311,461	5.23	0.30	to	2.80	(16.33)	to	(18.36)
12/31/2021	136,563,569	2.55	to	13.74	338,721,084	1.91	0.30	to	2.80	8.85	to	6.21
12/31/2020	167,334,087	2.34	to	12.94	386,197,515	2.19	0.30	to	2.80	12.27	to	9.54
12/31/2019	179,888,900	2.09	to	11.81	374,973,973	2.17	0.30	to	2.80	16.07	to	13.25
TA JPMorgan Asset Allocation - Moderate Service Class
12/31/2023	890,382,625	15.69	to	11.83	4,423,308,426	1.83	0.20	to	2.65	8.64	to	6.05
12/31/2022	1,012,694,240	14.44	to	11.15	4,582,904,477	5.06	0.20	to	2.65	(16.42)	to	(18.41)
12/31/2021	1,144,562,296	17.27	to	13.67	6,100,877,248	1.70	0.20	to	2.65	8.71	to	6.12
12/31/2020	1,281,493,795	15.89	to	12.88	6,149,536,745	2.01	0.20	to	2.65	12.05	to	9.38
12/31/2019	1,411,687,562	14.18	to	11.78	5,681,558,353	1.94	0.20	to	2.65	15.95	to	13.18
TA JPMorgan Asset Allocation - Moderate Growth Initial Class
12/31/2023	143,190,859	2.63	to	13.33	366,205,798	1.97	0.30	to	2.80	11.88	to	9.17
12/31/2022	156,859,849	2.35	to	12.21	362,843,518	5.31	0.30	to	2.80	(17.60)	to	(19.60)
12/31/2021	171,255,655	2.85	to	15.19	487,440,782	2.18	0.30	to	2.80	13.61	to	10.84
12/31/2020	207,605,776	2.51	to	13.71	526,342,752	2.04	0.30	to	2.80	14.72	to	11.93
12/31/2019	221,095,017	2.19	to	12.25	494,980,786	2.18	0.30	to	2.80	19.65	to	16.74
TA JPMorgan Asset Allocation - Moderate Growth Service Class
12/31/2023	628,743,570	18.36	to	13.24	2,308,388,180	1.72	0.20	to	2.65	11.71	to	9.05
12/31/2022	725,895,241	16.43	to	12.14	2,406,528,834	5.11	0.20	to	2.65	(17.69)	to	(19.65)
12/31/2021	822,991,778	19.96	to	15.11	3,313,249,689	1.94	0.20	to	2.65	13.48	to	10.77
12/31/2020	946,199,278	17.59	to	13.64	3,336,796,672	1.81	0.20	to	2.65	14.44	to	11.70
12/31/2019	1,072,176,193	15.37	to	12.21	3,277,444,014	1.93	0.20	to	2.65	19.55	to	16.70
TA JPMorgan Enhanced Index Initial Class
12/31/2023	27,270,068	5.19	to	19.79	136,224,374	0.81	0.30	to	2.80	27.28	to	24.20
12/31/2022	28,882,906	4.07	to	15.94	114,567,030	0.67	0.30	to	2.80	(18.59)	to	(20.57)
12/31/2021	30,932,676	5.00	to	20.07	152,720,740	0.78	0.30	to	2.80	29.73	to	26.58
12/31/2020	37,329,408	3.86	to	15.85	143,094,946	1.44	0.30	to	2.80	19.81	to	16.89
12/31/2019	41,798,145	3.22	to	13.56	135,407,620	1.19	0.30	to	2.80	30.64	to	27.47

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA JPMorgan Enhanced Index Service Class
12/31/2023	6,399,004	$34.11	to	$19.65	$113,074,541	0.60%	0.20%	to	2.65%	27.14%	to	24.11%
12/31/2022	6,768,853	26.83	to	15.83	90,422,301	0.40	0.20	to	2.65	(18.71)	to	(20.65)
12/31/2021	7,586,839	33.01	to	19.95	120,395,636	0.59	0.20	to	2.65	29.53	to	26.44
12/31/2020	8,456,169	25.48	to	15.78	98,536,608	1.30	0.20	to	2.65	19.62	to	16.77
12/31/2019	9,090,987	21.30	to	13.51	79,574,306	0.97	0.20	to	2.65	30.43	to	27.31
TA JPMorgan International Moderate Growth Initial Class
12/31/2023	67,831	1.65	to	11.97	109,080	1.63	0.30	to	2.50	8.84	to	6.51
12/31/2022	68,775	1.52	to	11.24	101,768	5.18	0.30	to	2.50	(17.53)	to	(19.30)
12/31/2021	68,180	1.84	to	13.92	122,510	1.52	0.30	to	2.50	8.92	to	6.59
12/31/2020	69,069	1.69	to	13.06	114,111	2.77	0.30	to	2.50	14.55	to	12.10
12/31/2019	69,370	1.47	to	11.65	100,195	2.36	0.30	to	2.50	17.42	to	14.90
TA JPMorgan International Moderate Growth Service Class
12/31/2023	150,392,538	14.35	to	11.66	353,188,989	1.33	0.20	to	2.80	8.48	to	5.75
12/31/2022	173,451,373	13.23	to	11.02	377,974,105	4.74	0.20	to	2.80	(17.59)	to	(19.67)
12/31/2021	197,465,613	16.05	to	13.72	526,796,115	1.29	0.20	to	2.80	8.79	to	6.04
12/31/2020	229,071,491	14.76	to	12.94	556,823,864	2.48	0.20	to	2.80	14.31	to	11.42
12/31/2019	263,802,109	12.91	to	11.61	556,497,257	2.03	0.20	to	2.80	17.37	to	14.41
TA JPMorgan Mid Cap Value Service Class
12/31/2023	26,043,791	24.02	to	13.44	220,560,051	1.25	0.20	to	2.80	10.35	to	7.57
12/31/2022	30,030,034	21.77	to	12.49	224,237,611	0.55	0.20	to	2.80	(8.61)	to	(10.92)
12/31/2021	32,677,232	23.82	to	14.02	275,957,681	0.61	0.20	to	2.80	28.59	to	25.34
12/31/2020	36,764,402	18.53	to	11.19	231,007,191	1.04	0.20	to	2.80	0.83	to	(1.72)
12/31/2019	41,359,300	18.37	to	11.38	237,476,565	1.17	0.20	to	2.80	25.74	to	22.56
TA JPMorgan Tactical Allocation Service Class
12/31/2023	166,578,106	13.86	to	10.59	905,816,088	1.52	0.20	to	2.65	8.35	to	5.77
12/31/2022	189,154,578	12.79	to	10.02	943,736,725	1.52	0.20	to	2.65	(15.20)	to	(17.22)
12/31/2021	213,240,216	15.08	to	12.10	1,248,715,111	1.51	0.20	to	2.65	4.42	to	1.93
12/31/2020	235,740,816	14.45	to	11.87	1,300,566,780	2.07	0.20	to	2.65	11.88	to	9.21
12/31/2019	260,751,494	12.91	to	10.87	1,220,599,661	2.08	0.20	to	2.65	11.69	to	9.02
TA Madison Diversified Income Service Class
12/31/2023	26,990,453	14.91	to	11.22	123,863,084	1.97	0.20	to	2.50	3.76	to	1.44
12/31/2022	32,160,966	14.37	to	11.06	137,324,787	1.64	0.20	to	2.50	(10.56)	to	(12.57)
12/31/2021	35,589,407	16.07	to	12.65	169,105,407	1.50	0.20	to	2.50	7.65	to	5.24
12/31/2020	43,896,416	14.93	to	12.02	203,382,380	1.60	0.20	to	2.50	7.74	to	5.32
12/31/2019	51,519,543	13.86	to	11.41	179,387,536	1.53	0.20	to	2.50	14.71	to	12.14
TA Market Participation Strategy Service Class
12/31/2023	47,725,398	19.29	to	13.86	301,574,446	0.40	0.20	to	2.50	11.33	to	8.84
12/31/2022	53,929,847	17.33	to	12.74	312,480,977	0.03	0.20	to	2.50	(15.47)	to	(17.37)
12/31/2021	61,507,455	20.50	to	15.41	426,246,408	0.49	0.20	to	2.50	14.22	to	11.66
12/31/2020	68,928,666	17.95	to	13.80	431,503,440	1.00	0.20	to	2.50	20.09	to	17.39
12/31/2019	75,395,519	14.95	to	11.76	393,660,137	0.90	0.20	to	2.50	18.34	to	15.69
TA Morgan Stanley Global Allocation Service Class
12/31/2023	232,865,808	16.28	to	12.27	774,704,522	-	0.20	to	2.65	13.46	to	10.76
12/31/2022	270,061,762	14.35	to	11.08	801,306,383	0.08	0.20	to	2.65	(17.93)	to	(19.88)
12/31/2021	308,465,105	17.48	to	13.83	1,114,949,967	0.48	0.20	to	2.65	7.96	to	5.39
12/31/2020	356,384,317	16.20	to	13.12	1,183,113,160	0.93	0.20	to	2.65	18.10	to	15.28
12/31/2019	409,496,790	13.71	to	11.38	1,137,383,093	0.94	0.20	to	2.65	17.61	to	14.81
TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class
12/31/2023	19,582,608	11.66	to	10.12	207,865,302	18.86	0.20	to	2.50	8.79	to	6.35
12/31/2022	21,608,676	10.72	to	9.52	213,130,058	15.04	0.20	to	2.50	(16.39)	to	(18.27)
12/31/2021	23,764,763	12.82	to	11.64	283,342,932	5.17	0.20	to	2.50	6.96	to	4.57
12/31/2020	25,059,564	11.99	to	11.13	282,434,050	1.28	0.20	to	2.50	6.28	to	3.89
12/31/2019	25,329,115	11.28	to	10.72	271,457,068	2.99	0.20	to	2.50	14.48	to	11.91

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA MSCI EAFE Index Service Class
12/31/2023		4,983,030	$13.60	to	$11.69	$63,337,424	2.32%	0.35%	to	2.65%	17.05%	to	14.43%
12/31/2022		4,899,054	11.62	to	10.22	53,843,555	2.93	0.35	to	2.65	(14.75)	to	(16.65)
12/31/2021		4,875,589	13.63	to	12.26	63,434,579	1.48	0.35	to	2.65	10.56	to	8.09
12/31/2020		4,491,101	12.33	to	11.34	53,386,659	1.68	0.35	to	2.65	7.44	to	5.03
12/31/2019		3,400,933	11.47	to	10.80	38,023,654	1.30	0.35	to	2.65	20.68	to	17.97
TA Multi-Managed Balanced Initial Class
12/31/2023		24,814,436	3.82	to	14.81	89,828,718	1.61	0.30	to	2.80	18.37	to	15.50
12/31/2022		25,346,787	3.23	to	12.82	78,313,346	1.17	0.30	to	2.80	(16.53)	to	(18.56)
12/31/2021		27,725,298	3.87	to	15.74	103,782,711	1.15	0.30	to	2.80	16.69	to	13.85
12/31/2020		33,936,657	3.32	to	13.82	110,614,671	1.61	0.30	to	2.80	15.55	to	12.74
12/31/2019		34,030,880	2.87	to	12.26	97,122,745	1.66	0.30	to	2.80	21.40	to	18.45
TA Multi-Managed Balanced Service Class
12/31/2023		120,743,587	22.44	to	14.70	1,057,526,501	1.33	0.20	to	2.65	18.20	to	15.39
12/31/2022		140,779,682	18.98	to	12.74	1,047,886,498	0.91	0.20	to	2.65	(16.66)	to	(18.64)
12/31/2021		157,878,316	22.77	to	15.66	1,423,573,591	0.95	0.20	to	2.65	16.56	to	13.78
12/31/2020		174,556,480	19.54	to	13.76	1,344,853,751	1.37	0.20	to	2.65	15.37	to	12.62
12/31/2019		193,463,242	16.94	to	12.22	1,261,699,037	1.43	0.20	to	2.65	21.25	to	18.36
TA PIMCO Tactical - Balanced Service Class
12/31/2023		82,260,254	14.55	to	10.70	333,250,811	1.04	0.20	to	2.65	10.43	to	7.81
12/31/2022		92,944,316	13.17	to	9.93	345,342,124	0.55	0.20	to	2.65	(19.81)	to	(21.73)
12/31/2021		105,269,645	16.43	to	12.68	489,372,576	-	0.20	to	2.65	6.18	to	3.64
12/31/2020		121,270,158	15.47	to	12.24	534,011,851	3.24	0.20	to	2.65	8.64	to	6.05
12/31/2019		133,079,664	14.24	to	11.54	545,140,658	0.16	0.20	to	2.65	19.44	to	16.59
TA PIMCO Tactical - Conservative Service Class
12/31/2023		35,910,998	13.92	to	10.41	161,481,375	1.22	0.20	to	2.65	7.02	to	4.47
12/31/2022		41,071,795	13.00	to	9.97	171,599,206	1.06	0.20	to	2.65	(17.46)	to	(19.42)
12/31/2021		47,693,615	15.75	to	12.37	238,609,962	1.01	0.20	to	2.65	4.00	to	1.52
12/31/2020		58,483,928	15.15	to	12.19	279,544,029	1.41	0.20	to	2.65	9.67	to	7.06
12/31/2019		63,063,445	13.81	to	11.38	257,753,596	0.10	0.20	to	2.65	17.33	to	14.53
TA PIMCO Tactical - Growth Service Class
12/31/2023		38,954,245	16.33	to	11.90	216,586,241	0.87	0.20	to	2.65	13.71	to	11.01
12/31/2022		44,175,615	14.36	to	10.72	219,792,873	-	0.20	to	2.65	(18.19)	to	(20.14)
12/31/2021		52,380,478	17.56	to	13.42	316,811,089	-	0.20	to	2.65	8.99	to	6.39
12/31/2020		59,622,417	16.11	to	12.62	340,652,909	3.91	0.20	to	2.65	8.87	to	6.28
12/31/2019		67,856,653	14.80	to	11.87	344,227,526	-	0.20	to	2.65	21.31	to	18.42
TA PineBridge Inflation Opportunities Service Class
12/31/2023		45,699,541	10.62	to	9.81	112,871,493	5.27	0.20	to	2.65	5.23	to	2.73
12/31/2022		53,228,378	10.09	to	9.55	131,701,424	3.75	0.20	to	2.65	(10.73)	to	(12.86)
12/31/2021		58,881,898	11.31	to	10.96	150,647,481	1.17	0.20	to	2.65	3.65	to	1.18
12/31/2020		61,183,192	10.91	to	10.83	146,174,577	1.53	0.20	to	2.65	8.48	to	5.89
12/31/2019		68,795,573	10.06	to	10.23	148,339,095	2.30	0.20	to	2.65	7.99	to	5.41
TA ProFunds UltraBear Service Class (OAM)
12/31/2023		3,554,473,268	0.02	to	0.84	19,110,630	-	0.45	to	2.65	(33.02)	to	(34.47)
12/31/2022		3,763,402,472	0.03	to	1.28	30,516,519	-	0.45	to	2.65	30.19	to	27.42
12/31/2021		1,095,061,422	0.02	to	1.00	6,876,123	-	0.45	to	2.65	(42.23)	to	(43.57)
12/31/2020		809,328,862	0.04	to	1.78	8,853,786	0.27	0.45	to	2.65	(53.64)	to	(54.62)
12/31/2019		528,747,957	0.08	to	3.92	12,630,584	-	0.45	to	2.65	(43.10)	to	(44.33)
TA S&P 500 Index Initial Class
12/31/2023		146,427	11.81	to	11.37	1,726,833	1.05	0.17	to	2.50	25.88	to	23.02
12/31/2022	(1)	66,738	9.38	to	9.24	625,896	1.24	0.17	to	2.50	-	to	-

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA S&P 500 Index Service Class
12/31/2023	24,637,916	$21.32	to	$18.33	$490,582,631	0.97%	0.35%	to	2.65%	25.30%	to	22.50%
12/31/2022	22,165,992	17.02	to	14.96	356,036,035	0.95	0.35	to	2.65	(18.72)	to	(20.54)
12/31/2021	22,144,759	20.94	to	18.83	442,108,663	0.82	0.35	to	2.65	27.69	to	24.83
12/31/2020	18,652,397	16.40	to	15.09	294,668,211	0.73	0.35	to	2.65	17.56	to	14.93
12/31/2019	13,156,763	13.95	to	13.13	178,742,034	0.49	0.35	to	2.65	30.44	to	27.52
TA Small/Mid Cap Value Initial Class
12/31/2023	10,492,387	4.05	to	14.29	88,584,896	1.05	0.30	to	2.80	12.06	to	9.34
12/31/2022	11,601,332	3.61	to	13.07	88,179,355	0.59	0.30	to	2.80	(8.58)	to	(10.80)
12/31/2021	13,197,822	3.95	to	14.65	109,376,817	0.65	0.30	to	2.80	27.74	to	24.64
12/31/2020	16,289,774	3.09	to	11.76	105,260,571	1.19	0.30	to	2.80	3.73	to	1.21
12/31/2019	18,085,702	2.98	to	11.62	114,726,591	0.96	0.30	to	2.80	24.90	to	21.87
TA Small/Mid Cap Value Service Class
12/31/2023	17,657,069	24.97	to	14.19	177,182,928	0.83	0.20	to	2.65	11.93	to	9.26
12/31/2022	19,264,915	22.31	to	12.98	166,821,675	0.33	0.20	to	2.65	(8.71)	to	(10.89)
12/31/2021	21,985,473	24.44	to	14.57	206,377,951	0.50	0.20	to	2.65	27.56	to	24.52
12/31/2020	24,053,506	19.16	to	11.70	165,772,343	1.02	0.20	to	2.65	3.53	to	1.06
12/31/2019	26,380,984	18.50	to	11.58	149,629,508	0.76	0.20	to	2.65	24.69	to	21.72
TA T. Rowe Price Small Cap Initial Class
12/31/2023	25,171,218	5.32	to	15.90	104,976,029	-	0.30	to	2.80	20.84	to	17.91
12/31/2022	26,666,444	4.41	to	13.49	93,280,357	-	0.30	to	2.80	(22.62)	to	(24.50)
12/31/2021	29,162,918	5.69	to	17.86	134,105,176	-	0.30	to	2.80	11.04	to	8.34
12/31/2020	35,663,295	5.13	to	16.49	148,895,580	-	0.30	to	2.80	23.19	to	20.20
12/31/2019	39,725,671	4.16	to	13.72	136,379,747	-	0.30	to	2.80	32.37	to	29.15
TA T. Rowe Price Small Cap Service Class
12/31/2023	22,191,634	28.65	to	15.78	329,615,518	-	0.20	to	2.65	20.64	to	17.77
12/31/2022	24,202,320	23.75	to	13.40	290,913,475	-	0.20	to	2.65	(22.75)	to	(24.60)
12/31/2021	26,971,176	30.75	to	17.77	416,959,652	-	0.20	to	2.65	10.86	to	8.21
12/31/2020	29,885,913	27.73	to	16.42	393,015,826	-	0.20	to	2.65	23.06	to	20.12
12/31/2019	32,292,237	22.54	to	13.67	313,681,024	-	0.20	to	2.65	32.12	to	28.97
TA TS&W International Equity Initial Class
12/31/2023	29,017,224	2.19	to	12.40	67,677,253	1.09	0.30	to	2.80	15.13	to	12.34
12/31/2022	30,412,058	1.90	to	11.04	62,144,473	3.35	0.30	to	2.80	(14.66)	to	(16.73)
12/31/2021	32,805,628	2.23	to	13.25	79,450,845	1.82	0.30	to	2.80	13.07	to	10.32
12/31/2020	37,510,561	1.97	to	12.01	81,434,181	3.13	0.30	to	2.80	6.22	to	3.64
12/31/2019	40,250,949	1.86	to	11.59	83,257,900	1.42	0.30	to	2.80	20.70	to	17.77
TA TS&W International Equity Service Class
12/31/2023	7,954,315	15.40	to	12.31	52,560,455	0.84	0.20	to	2.65	15.03	to	12.29
12/31/2022	8,682,343	13.39	to	10.96	48,319,769	3.08	0.20	to	2.65	(14.81)	to	(16.84)
12/31/2021	9,840,797	15.71	to	13.18	61,790,900	1.67	0.20	to	2.65	12.98	to	10.28
12/31/2020	10,449,862	13.91	to	11.95	54,523,483	3.02	0.20	to	2.65	5.99	to	3.46
12/31/2019	10,975,213	13.12	to	11.55	46,304,060	1.19	0.20	to	2.65	20.49	to	17.62
TA WMC US Growth Initial Class
12/31/2023	156,448,883	5.43	to	23.74	647,727,797	0.04	0.30	to	2.80	41.66	to	38.23
12/31/2022	112,484,165	3.83	to	17.17	332,806,510	-	0.30	to	2.80	(31.55)	to	(33.22)
12/31/2021	126,944,457	5.60	to	25.72	555,926,199	0.08	0.30	to	2.80	20.30	to	17.38
12/31/2020	154,155,439	4.65	to	21.91	567,857,743	0.11	0.30	to	2.80	36.89	to	33.56
12/31/2019	169,149,426	3.40	to	16.40	460,449,558	0.12	0.30	to	2.80	39.63	to	36.23
TA WMC US Growth Service Class
12/31/2023	41,563,604	40.15	to	23.56	743,992,798	-	0.20	to	2.65	41.44	to	38.08
12/31/2022	21,824,681	28.39	to	17.07	224,156,846	-	0.20	to	2.65	(31.65)	to	(33.28)
12/31/2021	24,329,498	41.54	to	25.58	356,189,502	-	0.20	to	2.65	20.13	to	17.26
12/31/2020	26,723,184	34.58	to	21.81	314,480,113	-	0.20	to	2.65	36.66	to	33.41
12/31/2019	29,264,303	25.30	to	16.35	222,359,352	-	0.20	to	2.65	39.40	to	36.07

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Vanguard® Balanced
12/31/2023		2,955,856	$12.79	to	$11.74	$36,028,930	1.90%	0.27%	to	2.60%	14.02%	to	11.40%
12/31/2022		2,042,105	11.22	to	10.54	22,168,437	1.74	0.27	to	2.60	(14.53)	to	(16.50)
12/31/2021		1,267,393	13.13	to	12.62	16,289,938	1.02	0.27	to	2.60	18.69	to	15.96
12/31/2020		78,077	11.06	to	10.88	860,575	0.08	0.27	to	2.60	10.38	to	10.16
12/31/2019	(1)	-	10.02	to	10.02	-	-	0.27	to	0.47	-	to	-
Vanguard® Capital Growth
12/31/2023		228,569	15.27	to	15.15	3,486,754	0.99	0.27	to	0.47	27.64	to	27.38
12/31/2022		197,024	11.97	to	11.89	2,355,791	0.79	0.27	to	0.47	(15.71)	to	(15.88)
12/31/2021		117,412	14.20	to	14.14	1,665,830	0.50	0.27	to	0.47	21.21	to	20.97
12/31/2020		21,652	11.71	to	11.69	253,306	-	0.27	to	0.47	17.16	to	16.92
12/31/2019	(1)	-	10.00	to	10.00	-	-	0.27	to	0.47	-	to	-
Vanguard® Conservative Allocation
12/31/2023		1,173,487	11.24	to	10.31	12,627,161	1.79	0.27	to	2.60	12.21	to	9.63
12/31/2022		975,225	10.01	to	9.40	9,474,948	2.02	0.27	to	2.60	(15.13)	to	(17.08)
12/31/2021		665,743	11.80	to	11.34	7,733,391	0.96	0.27	to	2.60	5.70	to	3.27
12/31/2020		41,609	11.16	to	10.98	463,483	0.10	0.27	to	2.60	11.43	to	11.21
12/31/2019	(1)	-	10.02	to	10.02	-	-	0.27	to	0.47	-	to	-
Vanguard® Diversified Value
12/31/2023		176,996	15.38	to	15.26	2,720,876	1.22	0.27	to	0.47	19.80	to	19.56
12/31/2022		132,810	12.84	to	12.76	1,704,817	1.01	0.27	to	0.47	(11.73)	to	(11.90)
12/31/2021		96,561	14.55	to	14.49	1,404,212	0.37	0.27	to	0.47	30.11	to	29.85
12/31/2020		5,412	11.18	to	11.16	60,482	-	0.27	to	0.47	11.48	to	11.26
12/31/2019	(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-	to	-
Vanguard® Equity Income
12/31/2023		205,204	13.76	to	13.65	2,822,945	2.61	0.27	to	0.47	7.81	to	7.59
12/31/2022		169,912	12.77	to	12.69	2,168,634	2.26	0.27	to	0.47	(0.93)	to	(1.13)
12/31/2021		70,548	12.89	to	12.83	908,814	1.01	0.27	to	0.47	24.99	to	24.74
12/31/2020		14,586	10.31	to	10.29	150,226	0.68	0.27	to	0.47	2.97	to	2.76
12/31/2019	(1)	-	10.01	to	10.01	-	-	0.27	to	0.47	-	to	-
Vanguard® Equity Index
12/31/2023		652,810	34.46	to	19.83	17,100,972	1.32	0.27	to	2.50	25.78	to	23.05
12/31/2022		632,828	27.40	to	16.11	12,705,695	1.08	0.27	to	2.50	(18.45)	to	(20.22)
12/31/2021		829,466	33.60	to	20.20	9,934,344	0.97	0.27	to	2.50	28.20	to	25.42
12/31/2020		734,295	26.21	to	16.10	5,640,805	1.70	0.27	to	2.50	17.88	to	15.32
12/31/2019		1,106,204	22.23	to	13.96	5,072,380	1.90	0.27	to	2.50	30.91	to	28.10
Vanguard® Global Bond Index
12/31/2023		110,531	9.59	to	9.51	1,058,304	1.86	0.27	to	0.47	6.23	to	6.02
12/31/2022		87,809	9.03	to	8.97	792,449	2.85	0.27	to	0.47	(13.36)	to	(13.53)
12/31/2021		30,326	10.42	to	10.38	315,941	0.99	0.27	to	0.47	(2.11)	to	(2.30)
12/31/2020		3,894	10.64	to	10.62	41,442	-	0.27	to	0.47	6.38	to	6.17
12/31/2019	(1)	-	10.00	to	10.00	-	-	0.27	to	0.47	-	to	-
Vanguard® Growth
12/31/2023		315,507	15.61	to	15.49	4,920,201	0.23	0.27	to	0.47	39.76	to	39.48
12/31/2022		284,871	11.17	to	11.10	3,179,060	-	0.27	to	0.47	(33.54)	to	(33.68)
12/31/2021		207,643	16.81	to	16.74	3,489,927	0.01	0.27	to	0.47	17.54	to	17.31
12/31/2020		41,163	14.30	to	14.27	588,485	-	0.27	to	0.47	42.71	to	42.42
12/31/2019	(1)	-	10.02	to	10.02	-	-	0.27	to	0.47	-	to	-
Vanguard® High Yield Bond
12/31/2023		194,541	10.97	to	10.88	2,133,574	4.16	0.27	to	0.47	11.37	to	11.14
12/31/2022		124,966	9.85	to	9.79	1,230,611	4.77	0.27	to	0.47	(9.61)	to	(9.79)
12/31/2021		50,792	10.90	to	10.85	553,263	1.14	0.27	to	0.47	3.40	to	3.19
12/31/2020		4,192	10.54	to	10.52	44,141	-	0.27	to	0.47	5.39	to	5.18
12/31/2019	(1)	-	10.00	to	10.00	-	-	0.27	to	0.47	-	to	-

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Vanguard® International
12/31/2023		510,420	$21.45	to	$16.60	$7,666,543	1.47%	0.27%	to	2.70%	14.35%	to	11.65%
12/31/2022		486,799	18.76	to	14.87	5,871,484	1.34	0.27	to	2.70	(30.31)	to	(31.96)
12/31/2021		469,378	26.91	to	21.85	7,109,922	0.21	0.27	to	2.70	(1.81)	to	(4.13)
12/31/2020		371,216	27.41	to	22.80	4,482,671	1.15	0.27	to	2.70	57.16	to	53.44
12/31/2019		570,592	17.44	to	14.86	2,830,970	1.30	0.27	to	2.70	30.82	to	27.77
Vanguard® Mid-Cap Index
12/31/2023		960,505	27.34	to	15.86	24,221,625	1.26	0.27	to	2.70	15.52	to	12.79
12/31/2022		684,979	23.67	to	14.06	14,987,533	1.05	0.27	to	2.70	(19.04)	to	(20.95)
12/31/2021		525,414	29.23	to	17.79	12,811,995	0.68	0.27	to	2.70	24.02	to	21.09
12/31/2020		222,552	23.57	to	14.69	3,327,984	1.36	0.27	to	2.70	17.75	to	14.97
12/31/2019		344,777	20.02	to	12.78	2,287,080	1.30	0.27	to	2.70	30.48	to	27.43
Vanguard® Moderate Allocation
12/31/2023		2,219,257	12.07	to	11.07	25,875,445	1.89	0.27	to	2.60	15.24	to	12.59
12/31/2022		1,822,015	10.47	to	9.83	18,671,605	2.11	0.27	to	2.60	(16.15)	to	(18.08)
12/31/2021		1,237,813	12.49	to	12.00	15,250,760	0.91	0.27	to	2.60	9.78	to	7.25
12/31/2020		280,359	11.38	to	11.19	3,188,739	0.04	0.27	to	2.60	13.46	to	13.24
12/31/2019	(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-	to	-
Vanguard® Money Market
12/31/2023		750,806	10.61	to	10.52	7,964,434	4.96	0.27	to	0.47	4.77	to	4.56
12/31/2022		494,571	10.13	to	10.07	5,005,978	1.40	0.27	to	0.47	1.24	to	1.03
12/31/2021		460,735	10.00	to	9.96	4,608,533	0.01	0.27	to	0.47	(0.25)	to	(0.45)
12/31/2020		86,890	10.03	to	10.01	871,107	0.09	0.27	to	0.47	0.25	to	0.05
12/31/2019	(1)	-	10.00	to	10.00	-	0.07	0.27	to	0.47	-	to	-
Vanguard® Real Estate Index
12/31/2023		242,404	17.13	to	11.58	3,659,996	2.48	0.27	to	2.50	11.40	to	8.98
12/31/2022		252,079	15.38	to	10.63	3,401,801	1.77	0.27	to	2.50	(26.50)	to	(28.09)
12/31/2021		179,084	20.92	to	14.78	2,851,570	1.61	0.27	to	2.50	39.83	to	36.79
12/31/2020		129,054	14.96	to	10.80	1,167,278	2.20	0.27	to	2.50	(5.11)	to	(7.18)
12/31/2019		164,384	15.77	to	11.64	724,052	2.47	0.27	to	2.50	28.42	to	25.67
Vanguard® Short-Term Investment Grade
12/31/2023		1,369,424	11.50	to	9.50	13,617,413	1.78	0.27	to	2.70	5.87	to	3.37
12/31/2022		938,005	10.86	to	9.19	8,419,841	1.68	0.27	to	2.70	(5.98)	to	(8.20)
12/31/2021		861,637	11.55	to	10.02	7,632,207	1.80	0.27	to	2.70	(0.72)	to	(3.07)
12/31/2020		797,099	11.63	to	10.33	5,948,894	2.36	0.27	to	2.70	5.21	to	2.72
12/31/2019		834,530	11.06	to	10.06	4,238,215	2.42	0.27	to	2.70	5.38	to	2.92
Vanguard® Total Bond Market Index
12/31/2023		1,324,563	10.85	to	9.03	13,658,790	2.43	0.27	to	2.70	5.29	to	2.81
12/31/2022		1,216,852	10.31	to	8.78	11,337,994	2.10	0.27	to	2.70	(13.45)	to	(15.49)
12/31/2021		1,159,191	11.91	to	10.39	11,292,522	1.64	0.27	to	2.70	(1.98)	to	(4.30)
12/31/2020		715,748	12.15	to	10.86	6,709,297	1.96	0.27	to	2.70	7.29	to	4.75
12/31/2019		550,251	11.32	to	10.36	3,671,401	2.17	0.27	to	2.70	8.35	to	5.82
Vanguard® Total International Stock Market Index
12/31/2023		551,380	11.66	to	11.57	6,422,574	2.78	0.27	to	0.47	15.23	to	15.00
12/31/2022		503,602	10.12	to	10.06	5,091,921	2.94	0.27	to	0.47	(16.24)	to	(16.41)
12/31/2021		240,815	12.08	to	12.03	2,908,503	1.25	0.27	to	0.47	8.24	to	8.02
12/31/2020		41,446	11.16	to	11.14	462,542	-	0.27	to	0.47	10.88	to	10.66
12/31/2019	(1)	-	10.07	to	10.06	-	-	0.27	to	0.47	-	to	-
Vanguard® Total Stock Market Index
12/31/2023		1,151,870	15.22	to	15.09	17,497,907	1.06	0.27	to	0.47	25.61	to	25.36
12/31/2022		829,114	12.11	to	12.04	10,036,777	1.30	0.27	to	0.47	(19.81)	to	(19.97)
12/31/2021		647,860	15.11	to	15.04	9,784,565	0.39	0.27	to	0.47	25.30	to	25.05
12/31/2020		85,924	12.06	to	12.03	1,035,709	0.05	0.27	to	0.47	20.23	to	19.99
12/31/2019	(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-	to	-

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Voya Global Perspectives Class S Shares
12/31/2023	1,245	$12.33	to	$11.46	$15,362	4.94%	1.29%	to	2.14%	8.87%	to	7.95%
12/31/2022	2,207	11.33	to	10.62	25,002	3.07	1.29	to	2.14	(18.71)	to	(19.40)
12/31/2021	2,380	13.94	to	13.17	33,169	3.35	1.29	to	2.14	4.48	to	3.60
12/31/2020	2,103	13.34	to	12.71	28,058	3.01	1.29	to	2.14	14.31	to	13.34
12/31/2019	1,913	11.67	to	11.22	22,324	3.33	1.29	to	2.14	16.56	to	15.58
Voya Large Cap Value Class S Shares
12/31/2023	82	18.14	to	16.85	1,491	1.76	1.29	to	2.14	11.83	to	10.89
12/31/2022	82	16.22	to	15.19	1,322	1.44	1.29	to	2.14	(4.71)	to	(5.52)
12/31/2021	89	17.02	to	16.08	1,518	2.27	1.29	to	2.14	25.05	to	23.99
12/31/2020	97	13.61	to	12.97	1,319	2.20	1.29	to	2.14	4.61	to	3.73
12/31/2019	93	13.01	to	12.50	1,216	1.92	1.29	to	2.14	23.18	to	22.14
Voya Strategic Allocation Conservative Class S Shares
12/31/2023	-	12.31	to	11.44	-	-	1.29	to	2.14	10.14	to	9.21
12/31/2022	-	11.18	to	10.47	-	-	1.29	to	2.14	(17.76)	to	(18.45)
12/31/2021	-	13.59	to	12.84	-	-	1.29	to	2.14	7.51	to	6.60
12/31/2020	-	12.64	to	12.05	-	-	1.29	to	2.14	8.78	to	7.86
12/31/2019	-	11.62	to	11.17	-	-	1.29	to	2.14	13.01	to	12.05
Voya Strategic Allocation Moderate Class S Shares
12/31/2023	-	14.02	to	13.02	-	-	1.29	to	2.14	14.30	to	13.34
12/31/2022	-	12.26	to	11.49	-	-	1.29	to	2.14	(19.38)	to	(20.06)
12/31/2021	-	15.21	to	14.37	-	-	1.29	to	2.14	12.10	to	11.15
12/31/2020	-	13.57	to	12.93	-	-	1.29	to	2.14	11.02	to	10.08
12/31/2019	-	12.22	to	11.75	-	-	1.29	to	2.14	17.42	to	16.42
Wanger Acorn
12/31/2023	-	3.07	to	13.99	-	-	0.30	to	2.50	21.37	to	18.78
12/31/2022	-	2.53	to	11.78	-	-	0.30	to	2.50	(33.66)	to	(35.09)
12/31/2021	-	3.82	to	18.15	-	-	0.30	to	2.50	8.57	to	6.24
12/31/2020	-	3.51	to	17.08	-	-	0.30	to	2.50	23.86	to	21.20
12/31/2019	-	2.84	to	14.09	-	-	0.30	to	2.50	30.71	to	27.91
Wanger International
12/31/2023	22,363	1.85	to	12.46	169,801	0.31	0.30	to	2.50	16.60	to	14.11
12/31/2022	23,884	1.59	to	10.92	156,056	0.93	0.30	to	2.50	(34.04)	to	(35.46)
12/31/2021	32,978	2.41	to	16.92	287,903	0.56	0.30	to	2.50	18.45	to	15.91
12/31/2020	40,908	2.03	to	14.59	257,894	2.38	0.30	to	2.50	14.02	to	11.57
12/31/2019	58,273	1.78	to	13.08	369,851	0.84	0.30	to	2.50	29.60	to	26.82

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2023

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during the accumulation phase, not to exceed $50, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.05% to 2.65% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees that is based on their actual policy:

Subaccount	Additional Fund Facilitation Fee Assessed

AB Balanced Hedged Allocation Class B Shares	0.20%

AB Relative Value Class B Shares	0.20%

American Funds - Asset Allocation Class 2 Shares	0.30% - 0.40%

American Funds - Asset Allocation Class 4 Shares	0.20%

American Funds - Growth Class 2 Shares	0.30% - 0.40%

American Funds - Growth Class 4 Shares	0.13%

American Funds - Growth-Income Class 2 Shares	0.30% - 0.40%

American Funds - Growth-Income Class 4 Shares	0.13%

American Funds - International Class 2 Shares	0.30% - 0.40%

American Funds - International Class 4 Shares	0.13%

American Funds - New World Class 4 Shares	0.15%

American Funds - The Bond Fund of America Class 2 Shares	0.30% - 0.40%

American Funds - The Bond Fund of America Class 4 Shares	0.11%

DFA VA Global Bond	0.60%

Fidelity® VIP Balanced Service Class 2	0.20%

Fidelity® VIP Consumer Staples Initial Class	0.50%

Fidelity® VIP Contrafund® Initial Class	0.20%

Fidelity® VIP Contrafund® Service Class 2	0.20%

Fidelity® VIP Energy Service Class 2	0.30%

Fidelity® VIP Equity-Income Initial Class	0.20%

Fidelity® VIP Growth Initial Class	0.20%

Fidelity® VIP Health Care Service Class 2	0.30%

Fidelity® VIP Mid Cap Initial Class	0.20%

Fidelity® VIP Mid Cap Service Class 2	0.20%

Fidelity® VIP Technology Initial Class	0.50%

Fidelity® VIP Utilities Initial Class	0.50%

Fidelity® VIP Value Strategies Initial Class	0.20%

Fidelity® VIP Value Strategies Service Class 2	0.20%

Franklin Allocation Class 4 Shares	0.15%

State Street Total Return V.I.S. Class 3 Shares	0.20%

TA MSCI EAFE Index Service Class	0.15%

TA S&P 500 Index Service Class	0.15%

Vanguard® Balanced	0.60%

Vanguard® Conservative Allocation	0.60%

Vanguard® Equity Index	0.20% - 0.60%

Vanguard® International	0.20% - 0.60%

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2023

6. Administrative and Mortality and Expense Risk Charges (continued)

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees that is based on their actual policy (continued):

Subaccount	Additional Fund Facilitation Fee Assessed

Vanguard® Mid-Cap Index	0.20% - 0.60%

Vanguard® Moderate Allocation	0.60%

Vanguard® Real Estate Index	0.20% - 0.60%

Vanguard® Short-Term Investment Grade	0.20% - 0.60%

Vanguard® Total Bond Market Index	0.20% - 0.60%

Voya Global Perspectives Class S Shares	0.14%

Voya Large Cap Value Class S Shares	0.14%

Voya Strategic Allocation Conservative Class S Shares	0.14%

Voya Strategic Allocation Moderate Class S Shares	0.14%

Wanger Acorn	0.30%

Wanger International	0.30%

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2023

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.